UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8416
                                   ---------------------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 878-4066
                                                    --------------

Date of fiscal year end:    12/31
                          ---------

Date of reporting period: 12/31/08
                          ---------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2008

Annual Report
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Baron Small Cap Growth Fund
Touchstone Core Bond Fund
Touchstone High Yield Fund
Touchstone Large Cap Core Equity Fund
Touchstone Mid Cap Growth Fund
Touchstone Money Market Fund
Touchstone Third Avenue Value Fund
Touchstone Aggressive ETF Fund
Touchstone Conservative ETF Fund
Touchstone Enhanced ETF Fund
Touchstone Moderate ETF Fund

--------------------------------------------------------------------------------
[LOGO] TOUCHSTONE(R)
       INVESTMENTS

                                                                           3
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide you with the Touchstone Variable Series Trust Annual Report. Inside you will find key financial information, as well as manager commentaries for the year ended December 31, 2008.

During the year, macroeconomic events dominated the headlines and stocks moved uniformly lower. There were very few places to hide for investors as every economic sector came under severe selling pressure.

The National Bureau of Economic Research reported that the U.S. entered a recession in December 2007 and the Conference Board Consumer Confidence Index fell to an all-time low of 38 in December. With the S&P 500 breaching the 2002 bear market low to levels not seen since 1997 and nearly 50 percent of the U.S. equity market capitalization on the sidelines in cash, the harsh economic realities may indeed be more than reflected in current stock prices. In addition, elevated average correlation of U.S. stocks made for an environment in which investors were not meaningfully rewarded for fundamental analysis that differentiated between winning and losing companies.

As we enter 2009, further deterioration in the domestic economy is likely. Corporate response to the challenging circumstances will negatively impact capital budgeting plans and employment trends. Earnings growth, however, still exists and valuations for U.S. equities appear compelling even on conservative estimates of forward earnings. In addition, we feel the market environment of 2008 has created opportunities to invest in growth companies at historically low valuations.

Money market funds continue to be appealing for those investors needing a safe harbor or parking place during volatile markets. With the Fed committing to keep short-term interest rates low and purchasing long-term fixed income securities, we anticipate an improvement in overall credit conditions and a stabilization of the economy in 2009.

We continue to believe that diversification is key to balancing risk and return. As always, we recommend that you work with your financial professional to utilize a sound asset allocation strategy that invests in a combination of stock, bond and money market mutual funds to help keep your financial strategy on course. We also suggest maintaining a long-term approach to gain the full potential benefits of investing.

We greatly appreciate your continued support. Thank you for including Touchstone as part of your investment plan.

Sincerely,

/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Variable Series Trust

    4
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--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

TABULAR PRESENTATION OF SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
(UNAUDITED)                                                    December 31, 2008

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
                     TOUCHSTONE BARON SMALL CAP GROWTH FUND
                     --------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Consumer Discretionary                                                     39.6
Financials                                                                 16.0
Health Care                                                                13.5
Industrials                                                                 9.6
Energy                                                                      8.5
Consumer Staples                                                            6.0
Utilities                                                                   3.1
Telecommunication Services                                                  1.4
Investment Funds                                                           25.0
Other Assets/Liabilities (Net)                                            (22.7)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           TOUCHSTONE HIGH YIELD FUND
                           --------------------------
CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
BBB/Baa                                                                     5.4
B/B                                                                        31.2
B                                                                          51.1
CCC                                                                         9.3
Other                                                                       3.0
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TOUCHSTONE MID CAP GROWTH FUND
                         ------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Information Technology                                                     20.9
Health Care                                                                18.4
Industrials                                                                14.8
Financials                                                                 14.1
Consumer Discretionary                                                     12.5
Energy                                                                      8.3
Materials                                                                   4.8
Utilities                                                                   3.1
Investment Funds                                                           24.0
Other Assets/Liabilities (Net)                                            (20.9)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TOUCHSTONE THIRD AVENUE VALUE FUND
                       ----------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financials                                                                 34.1
Energy                                                                     18.3
Information Technology                                                     15.7
Materials                                                                  10.7
Consumer Discretionary                                                      8.2
Health Care                                                                 4.2
Industrials                                                                 4.1
Utilities                                                                   0.1
Investment Funds                                                           28.5
Other Assets/Liabilities (Net)                                            (23.9)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            TOUCHSTONE CORE BOND FUND
                            -------------------------
CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
U.S. Agency                                                                29.4
AAA/Aaa                                                                    25.7
AA/Aa                                                                       2.6
A/A                                                                        12.9
BBB/Baa                                                                    22.9
BB/Ba                                                                       0.6
B/B                                                                         4.2
Other                                                                       1.7
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     TOUCHSTONE LARGE CAP CORE EQUITY FUND
                     -------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
InformationTechnology                                                      20.1
Industrials                                                                13.7
Health Care                                                                13.1
Energy                                                                     12.5
Consumer Staples                                                           12.3
Financials                                                                 10.0
Consumer Discretionary                                                      7.8
Telecommunication Services                                                  3.2
Utilities                                                                   3.2
Materials                                                                   1.6
Miscellaneous                                                               0.9
Investment Funds                                                           25.3
Other Assets/Liabilities (Net)                                            (23.7)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE MONEY MARKET FUND
                          ----------------------------
CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
A-1/P-1F-1                                                                 98.4
FW1(NR)                                                                     1.6
                                                                       --------
Total                                                                     100.0
                                                                       --------

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Variable Rate Demand Notes                                                 59.3
Corporate Notes/Commercial Paper                                           20.2
Bank CD/TD                                                                 11.0
Taxable Municipal Bonds                                                     5.8
U.S. Government Agencies                                                    3.2
Other Assets/Liabilities (Net)                                              0.5
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

                                                                           5
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                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TOUCHSTONE AGGRESSIVE ETF FUND
                         ------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      99.1
Investment Funds                                                           24.2
Other Assets/Liabilities (Net)                                            (23.3)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        TOUCHSTONE CONSERVATIVE ETF FUND
                        --------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      98.9
Investment Fund                                                            15.3
Other Assets/Liabilities (Net)                                            (14.2)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE ENHANCED ETF FUND
                          ----------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      99.1
Investment Funds                                                           29.0
Other Assets/Liabilities (Net)                                            (28.1)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE MODERATE ETF FUND
                          ----------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      99.0
Investment Funds                                                           26.4
Other Assets/Liabilities (Net)                                            (25.4)
                                                                       --------
TOTAL                                                                     100.0
                                                                       --------
--------------------------------------------------------------------------------

    6
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--------------------------------------
TOUCHSTONE BARON SMALL CAP GROWTH FUND
--------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone Baron Small Cap Growth Fund

SUB-ADVISED BY BAMCO, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Baron Small Cap Growth Fund was -33.64% for the year ended December 31, 2008. The total return of the Russell 2000(R) Growth Index was -38.54% for the same period. On May 1, 2008, the Fund changed its comparative index from the Russell 2000(R) Index to the Russell 2000(R) Growth Index because the Russell 2000(R) Growth Index more accurately reflects the Fund's portfolio composition.

During the year, the Fund maintained its investment focus on what are believed to be well-managed growth businesses that have large opportunities and significant barriers to competition.

PORTFOLIO REVIEW

Unfortunately, 2008 was a difficult year for all sectors. Consumer Discretionary had the largest negative contribution, led by Wynn Resorts. Wynn saw headwinds at both its properties in Las Vegas and Macau, which weighed on the stock price in the fourth quarter. In Las Vegas, the recession has both lowered visitation and the dollar amount spent by those who come. Wynn Las Vegas will be hurt by these trends and we expect 2009 profits to be significantly below 2008 and 2007. Despite this outlook, we visited Encore, Wynn's newest Las Vegas property, and were impressed with the product. We believe it will perform well relative to other properties on the strip even in this difficult environment. That being said, its return on investment will initially be lower than we had expected because of the weak economy. Long term, we still believe Wynn has the best positioned properties on the strip. When the economy improves, we believe the profits these properties will earn will grow significantly faster than the other properties on the strip. In Macau, we expect Wynn to be hurt by a slower VIP market in 2009. Similar to the USA, China is also going through a severe recession. Wynn's VIP customers have felt the pressures of the economic downturn and are both gambling less and taking longer to pay back their gambling debts. We do believe, however, that Wynn is well positioned and will outperform the rest of the Macau market when the Chinese economy gets better.

The Financial Sector had the second largest negative impact mainly due to investments in CB Richard Ellis and Cohen & Steers. The sector had a very difficult period as a result of the struggling economy. The falling stock market coupled with heavy investor redemptions led to lower assets under management and a significant reduction in revenue for asset management companies like Cohen & Steers. CB Richard Ellis performed poorly in 2008 (along with all commercial real estate stocks) as the combination of a slowdown in leasing and investment sales activity, rising cap rates, and credit market concerns weighed on the shares. Though we believe that the commercial real estate market will continue to face headwinds in 2009, we believe that most of these concerns are discounted in the stock at this stage.

The Energy sector also had a negative impact as the deteriorating world economy led to a drop in oil prices in 2008. Sector holdings, which are generally capital-intensive businesses, were hurt by tightening in the credit market, which resulted in sharp cuts to drilling budgets and major capital projects. Some Energy holdings like FMC Technologies and Encore Acquisition are in excellent financial condition; however, their customers are scaling back spending plans for 2009 due to low commodity prices and the credit crunch.

                                                                           7
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                                          --------------------------------------
                                          TOUCHSTONE BARON SMALL CAP GROWTH FUND
                                          --------------------------------------

--------------------------------------------------------------------------------

The top five securities contributing positively to returns during the year were DeVry, Strayer Education, Mohawk Industries, Panera Bread and Arch Capital. FMC Technologies, Wynn Resorts, J. Crew Group, CB Richard Ellis and Cohen & Steers detracted the most from portfolio returns.

CURRENT STRATEGY

We believe the companies the Fund owns will continue to grow at healthy and sustainable rates, and we expect that their share prices will continue to reflect their attractive prospects.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                Ten Years
           Ended                      Ended                     Ended
         12/31/08                    12/31/08                  12/31/08
         (33.64%)                     2.11%                     2.96%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                    Ten Years
                                      Ended
                                     12/31/08
                                      33.86%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

             Touchstone Baron       Russell 2000 Growth
           Small Cap Growth Fund        (Major Index)            Russell 2000(R)

  Date           Balance                  Balance                  Balance
  ----           -------                  -------                  -------
12/31/98          10,000                   10,000                   10,000
12/31/99           9,743                   14,309                   12,126
12/31/00           9,865                   11,099                   11,760
12/31/01          10,516                   10,075                   12,053
12/31/02           9,038                    7,026                    9,584
12/31/03          12,060                   10,437                   14,113
12/31/04          15,415                   11,930                   16,700
12/31/05          16,600                   12,426                   17,460
12/31/06          19,632                   14,084                   20,667
12/31/07          20,173                   15,077                   20,342
12/31/08          13,387                    9,266                   13,469

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 14, 1992.

    8
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--------------------------------------
TOUCHSTONE BARON SMALL CAP GROWTH FUND
--------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2008

      Shares                                                                   Value
COMMON STOCKS -- 97.7%
   CONSUMER DISCRETIONARY -- 39.6%
         13,750   Cheesecake Factory, Inc. (The)*                       $          138,875
         10,000   Choice Hotels International, Inc.                                300,600
         18,500   DeVry, Inc.                                                    1,062,085
         30,000   Dick's Sporting Goods, Inc.*                                     423,300
         11,250   J. Crew Group, Inc.*+                                            137,250
          9,992   Lamar Advertising Co. - Class A*                                 125,500
         24,000   LKQ Corp.*                                                       279,840
          5,000   Mohawk Industries, Inc.*                                         214,850
          5,500   Morningstar, Inc.*                                               195,250
          5,000   Panera Bread Co.*+                                               261,200
         10,000   Peet's Coffee & Tea, Inc.*                                       232,500
          8,000   Penn National Gaming, Inc.*                                      171,040
         20,000   Penske Automotive Group, Inc.+                                   153,600
          6,000   Polo Ralph Lauren Corp. - Class A                                272,460
         14,000   Sonic Corp.*                                                     170,380
          3,500   Strayer Education, Inc.                                          750,435
          7,500   Under Armour, Inc. - Class A*+                                   178,800
         10,000   Vail Resorts, Inc.*+                                             266,000
          7,100   Wynn Resorts, Ltd.*+                                             300,046
------------------------------------------------------------------------------------------
                                                                                 5,634,011
------------------------------------------------------------------------------------------
   CONSUMER STAPLES -- 6.0%
          7,000   Church & Dwight Co., Inc.+                                       392,840
          8,000   Ralcorp Holdings*                                                467,200
------------------------------------------------------------------------------------------
                                                                                   860,040
------------------------------------------------------------------------------------------
   ENERGY -- 8.5%
         15,000   Encore Acquisition Co.*                                          382,800
         13,000   FMC Technologies, Inc.*+                                         309,790
          5,000   SEACOR Holdings, Inc.*                                           333,250
         14,000   Southern Union Co.                                               182,560
------------------------------------------------------------------------------------------
                                                                                 1,208,400
------------------------------------------------------------------------------------------
   FINANCIALS -- 16.0%
          1,500   Alexander's, Inc.                                                382,350
         12,000   Arch Capital Group, Ltd.*                                        841,200
         22,000   CB Richard Ellis Group, Inc.*                                     95,040
         15,000   Cohen & Steers, Inc.+                                            164,850
          2,752   Digital Realty Trust                                              90,403
          9,000   Eaton Vance Corp.                                                189,090
          3,064   FCStone Group, Inc.*                                              13,574
          5,000   Glacier Bancorp, Inc.                                             95,100
         20,000   Jefferies Group, Inc.                                            281,200
          5,000   SVB Financial Group*+                                            131,150
------------------------------------------------------------------------------------------
                                                                                 2,283,957
------------------------------------------------------------------------------------------
   HEALTH CARE -- 13.5%
         16,000   AMERIGROUP Corp.*                                                472,320
          5,000   Charles River Laboratories
                  International, Inc.*                                             131,000
          3,000   Chemed Corp.                                                     119,310
         12,700   Community Health Systems, Inc.*                                  185,166
         11,000   Edwards Lifesciences Corp.*+                                     604,450
            497   HLTH Corp.*                                                        5,199
         11,000   PSS World Medical, Inc.*+                                        207,020
          9,825   VCA Antech, Inc.*                                                195,321
------------------------------------------------------------------------------------------
                                                                                 1,919,786
------------------------------------------------------------------------------------------
   INDUSTRIALS -- 9.6%
          5,500   AECOM Technology Corp.*                                          169,015
          6,896   American Railcar Industries, Inc.                                 72,615
         15,000   Copart, Inc.*+                                                   407,850
          6,500   CoStar Group, Inc.*                                              214,110
         15,750   Genesee & Wyoming, Inc.*                                         480,374
            864   Lindsay Corp.                                                     27,467
------------------------------------------------------------------------------------------
                                                                                 1,371,431
------------------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES -- 1.4%
         12,500   SBA Communications Corp.*+                                       204,000
------------------------------------------------------------------------------------------
   UTILITIES -- 3.1%
         10,000   ITC Holdings Corp.                                               436,800
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                     $       13,918,425
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 25.0%
      3,208,901   Invesco AIM Liquid Assets Portfolio **                         3,208,901
        348,169   Touchstone Institutional
                  Money Market Fund ^                                              348,169
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                  $        3,557,070
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 122.7%
(COST $15,050,475)                                                      $       17,475,495
LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.7%)                                (3,232,324)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                    $       14,243,171
------------------------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2008, was $3,223,964.

**    Represents collateral for securities loaned.

The accompanying notes are an integral part of the financial statements.

                                                                           9
                                                                           -----
                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone Core Bond Fund

SUB-ADVISED BY FORT WASHINGTON INVESTMENT ADVISORS, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Core Bond Fund was -3.26% for the year ended December 31, 2008. The total return of the Barclays Capital Aggregate Bond Index was 5.24% for the same period.

The market has recently experienced one of the most tumultuous times in history. A number of large financial institutions have been bailed out by the U.S. Government and Lehman Brothers filed the largest bankruptcy in U.S. history. This crisis has required the U.S. Government to react swiftly with a number of programs to support the financial system. Congress passed the $700 billion Troubled Asset Relief Program (TARP) and is expected to enact an additional stimulus plan in excess of $800 billion. The Federal Reserve cut the Fed Funds rate essentially to zero and embarked on a series of unconventional policies to stabilize the economy and restore the flow of credit. The Fed has more than doubled the size of their balance sheet and recently committed to purchase up to $600 billion in Mortgage- and Agency-backed debt securities.

PORTFOLIO REVIEW

Despite the Fed's commitment to purchase large quantities of MBS and Agency debt, the sectors could not keep pace with Treasuries. Performance in these sectors improved dramatically once the Fed signaled their intention to purchase these assets. The Fund was overweight this MBS sector, which was a slight negative for performance for the year. Security selection in the MBS sector was also a source of negative performance versus the benchmark as the Fund's holdings in non-Agency MBS declined relative to Agency MBS.

With the realization that economic growth was sharply declining and credit conditions tightening further, extreme risk aversion prevailed. Investment grade and high yield corporate bonds significantly underperformed Treasuries in 2008. Risk premiums rose beyond historical levels in the first half of 2008, and accelerated higher in the fourth quarter following the bankruptcy filing of Lehman Brothers. The Fund was slightly overweight investment grade corporate bonds and had an allocation to high yield, providing negative performance for the quarter.

CURRENT STRATEGY AND OUTLOOK

With the Fed committing to keep short-term interest rates low for "some time" and purchasing long-term fixed income securities, we anticipate the following:

o     Interest rates should remain low over the next quarter or two.

o Treasury yields will rise later in the year as the economy stabilizes and the massive amount of Treasury supply puts upward pressure on interest rates.

o The Fed will eventually be successful in improving overall credit conditions and stabilizing the economy.

   10
-----
-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

The Fund remains overweight in corporate bonds as the risk premiums offer significant yield advantage to Treasuries. We believe that High Yield bonds are attractive from a long-term perspective, even though we will see an increase in defaults in 2009. We have structured our high quality MBS towards a more neutral position, as market conditions permit, because of our belief that recent MBS tightening and price appreciation has reached its potential. We also think that Treasuries and other Government bond sectors are relatively unattractive.

We believe that recent actions by the Fed and Treasury should help alleviate market fears and perhaps stabilize home prices. This should have an overall positive effect on the economy and provide trading opportunities within the Fund.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                  Since
           Ended                      Ended                   Inception
          12/31/08                   12/31/08                   1/1/99
          (3.26%)                      2.20%                    3.77%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     1/1/99
                                     44.80%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                 Barclays Capital Aggregate Bond
                    Touchstone Core Bond Fund           Index (Major Index)

  Date                       Balance                        Balance
  ----                       -------                        -------
01/01/99                      10,000                         10,000
12/31/99                       9,872                          9,872
12/31/00                      10,780                         11,020
12/31/01                      11,626                         11,950
12/31/02                      12,548                         13,176
12/31/03                      12,986                         13,716
12/31/04                      13,416                         14,311
12/31/05                      13,642                         14,659
12/31/06                      14,194                         15,294
12/31/07                      14,968                         16,360
12/31/08                      14,480                         17,218

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on January 1, 1999.

                                                                           11
                                                                           -----
                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2008

     Principal                                Interest       Maturity
      Amount                                    Rate           Date            Value
CORPORATE BONDS -- 35.8%
   AEROSPACE & DEFENSE -- 1.1%
$       180,000   BAE Systems
                  Holdings, Inc., 144A             6.40       12/15/11  $          183,556
        180,000   Lockheed
                  Martin Corp.                     6.15         9/1/36             195,161
------------------------------------------------------------------------------------------
                                                                                   378,717
------------------------------------------------------------------------------------------
   BANKING -- 0.8%
        250,000   Key Bank NA                      5.50        9/17/12             233,059
        100,000   Wachovia
                  Capital Trust III                5.80        3/15/42              59,000
------------------------------------------------------------------------------------------
                                                                                   292,059
------------------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 1.0%
        255,000   CRH America, Inc.                5.30       10/15/13             179,455
        175,000   Mohawk
                  Industries, Inc.                 5.75        1/15/11             160,601
------------------------------------------------------------------------------------------
                                                                                   340,056
------------------------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 4.1%
        175,000   Baltimore Gas
                  & Electric                       6.35        10/1/36             144,022
        215,000   Centerpoint
                  Energy, Inc.                     5.95         2/1/17             176,319
        155,000   Detroit Edison Co.               5.60        6/15/18             148,421
        145,000   Duke Capital                     8.00        10/1/19             150,473
        160,000   Enel Finance
                  International, 144A              6.25        9/15/17             135,113
        145,000   FPL Group
                  Capital, Inc.                    6.35        10/1/66              72,500
        210,000   Midamerican
                  Energy Holdings                  6.13         4/1/36             195,267
        180,000   NiSource
                  Finance Corp.                    6.15         3/1/13             138,697
        145,000   Pacific Gas
                  & Electric                       5.80         3/1/37             150,395
        175,000   Southern
                  Power Co.                        4.88        7/15/15             155,782
------------------------------------------------------------------------------------------
                                                                                 1,466,989
------------------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 6.9%
        235,000   American Express
                  Credit Corp.                     5.88         5/2/13             225,594
        260,000   American
                  General Finance                  4.88        7/15/12             109,867
        180,000   American Water
                  Capital Corp.                    6.59       10/15/37             137,415
        190,000   Caterpillar
                  Financial Services               5.45        4/15/18             177,894
        170,000   Citigroup, Inc.                  5.50        4/11/13             165,526
        295,000   Countrywide
                  Home Loan                        4.13        9/15/09             291,543
        290,000   General Electric
                  Capital Corp.                    5.63         5/1/18             292,102
        235,000   John Deere
                  Capital Corp.                    5.35         4/3/18             220,175
        135,000   JPMorgan
                  Chase & Co.                      6.40        5/15/38             159,700
        285,000   KFW                              4.00       10/15/13             299,564
        225,000   Morgan Stanley                   5.63         1/9/12             213,369
        220,000   XSTRATA
                  Finance
                  Canada, 144A                     5.50       11/16/11             171,898
------------------------------------------------------------------------------------------
                                                                                 2,464,647
------------------------------------------------------------------------------------------
   FOOD -- 2.0%
        225,000   Kraft Foods, Inc.                6.00        2/11/13             228,651
        180,000   McDonald's Corp.                 6.30       10/15/37             197,614
        275,000   PepsiCo, Inc.                    5.00         6/1/18             285,045
------------------------------------------------------------------------------------------
                                                                                   711,310
------------------------------------------------------------------------------------------
   HEALTH CARE -- 0.5%
        150,000   Astrazeneca PLC                  6.45        9/15/37             170,502
------------------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 3.0%
        212,000   British Sky
                  Broadcasting                     6.88        2/23/09             212,972
        195,000   Comcast Corp.                    6.40        5/15/38             194,544
        280,000   Time Warner
                  Cable, Inc.                      6.20         7/1/13             264,851
        225,000   Time Warner, Inc.                6.88         5/1/12             216,157
        225,000   Viacom, Inc.                     6.25        4/30/16             186,501
------------------------------------------------------------------------------------------
                                                                                 1,075,025
------------------------------------------------------------------------------------------
   METALS & MINING -- 1.4%
        220,000   Arcelormittal                    5.38         6/1/13             165,912
        165,000   Nucor Corp.                      5.00         6/1/13             163,389
        225,000   Rio Tinto
                  Finance USA, Ltd.                6.50        7/15/18             164,963
------------------------------------------------------------------------------------------
                                                                                   494,264
------------------------------------------------------------------------------------------
   MISCELLANEOUS -- 4.9%
      1,970,000   Dow Jones CDX
                  HY 10-T, 144A                    8.88        6/29/13           1,773,000
------------------------------------------------------------------------------------------
   OIL & GAS -- 1.9%
        120,000   Encana Corp.                     6.50        8/15/34              96,281
        140,000   Plains All American
                  Pipeline                         6.65        1/15/37              96,330
        110,000   R.R. Donnelley &
                  Sons Co.                         5.63        1/15/12              97,828
        250,000   Williams
                  Cos., Inc., 144A                 6.38        10/1/10             233,057
        150,000   XTO Energy, Inc.                 5.50        6/15/18             135,792
------------------------------------------------------------------------------------------
                                                                                   659,288
------------------------------------------------------------------------------------------
   RAILROAD TRANSPORTATION -- 1.3%
        245,000   Canadian Pacific
                  Railroad Co.                     5.75        5/15/13             226,738
        230,000   Norfolk
                  Southern Corp.                   5.75         4/1/18             223,801
------------------------------------------------------------------------------------------
                                                                                   450,539
------------------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST -- 1.0%
        155,000   Avalonbay
                  Communities                      5.75        9/15/16             103,515
        200,000   Brandywine
                  Operating
                  Partnership                      5.40        11/1/14             123,872
        175,000   WEA Finance, 144A                5.70        10/1/16             116,893
------------------------------------------------------------------------------------------
                                                                                   344,280
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   12
-----
-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

     Principal                                Interest       Maturity
      Amount                                    Rate           Date            Value
CORPORATE BONDS -- 35.8% - CONTINUED
   RETAIL -- 1.4%
$       140,000   Federated
                  Retail Holding                   5.35        3/15/12  $          103,988
        170,000   Kroger Co.                       6.80         4/1/11             175,527
        195,000   Wal-Mart
                  Stores, Inc.                     6.20        4/15/38             223,169
------------------------------------------------------------------------------------------
                                                                                   502,684
------------------------------------------------------------------------------------------
   SOVEREIGN BONDS -- 1.5%
        285,000   Ontario Province                 4.95       11/28/16             309,186
        210,000   Quebec Province                  4.63        5/14/18             215,364
------------------------------------------------------------------------------------------
                                                                                   524,550
------------------------------------------------------------------------------------------
   TECHNOLOGY -- 0.6%
        175,000   IBM Corp.                        7.63       10/15/18             209,859
------------------------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 2.4%
        105,000   AT&T, Inc.                       5.50         2/1/18             106,116
        175,000   AT&T, Inc.                       6.80        5/15/36             197,872
        175,000   Deutsche
                  Telekom Finance                  5.38        3/23/11             173,113
        180,000   Rogers
                  Wireless, Inc.                   7.50        3/15/15             178,223
        175,000   Verizon
                  Communications                   6.25         4/1/37             181,214
------------------------------------------------------------------------------------------
                                                                                   836,538
------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                   $       12,694,307
------------------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 35.3%
        415,742   FHLMC                            5.50         5/1/33             426,608
        307,383   FHLMC                            5.00         8/1/33             314,888
        371,494   FHLMC                            6.00         9/1/35             382,944
        589,309   FHLMC                            6.00        12/1/36             607,658
      1,850,000   FNMA                             3.88        7/12/13           1,963,213
        205,778   FNMA                             4.50         6/1/18             211,658
         40,160   FNMA                             8.00         5/1/30              42,656
         31,350   FNMA                             7.50         1/1/31              33,190
         24,610   FNMA                             6.50         6/1/31              25,594
        182,163   FNMA                             6.50         6/1/32             190,810
         34,302   FNMA                             6.50         9/1/32              35,792
        202,334   FNMA                             6.50         9/1/32             211,123
        111,818   FNMA                             6.50        12/1/32             116,675
        305,523   FNMA                             4.50         8/1/33             310,592
        570,296   FNMA                             5.50         8/1/33             586,003
        370,717   FNMA                             5.50        10/1/33             380,928
        126,429   FNMA                             5.00         4/1/34             129,339
        542,826   FNMA                             5.00         4/1/34             555,317
        480,508   FNMA                             6.00        10/1/35             487,673
        550,773   FNMA                             5.50         4/1/36             563,538
        669,165   FNMA                             6.00         7/1/36             689,582
        723,430   FNMA                             5.50         7/1/37             742,337
        269,683   FNMA                             6.50         8/1/37             280,413
        618,991   FNMA                             5.00         5/1/38             632,655
        735,463   FNMA                             5.50         7/1/38             754,685
        736,295   FNMA                             6.00         8/1/38             758,760
        965,000   FNMA                             4.50        1/25/39             977,968
         31,877   GNMA                             4.63        9/20/24              31,341
         50,744   GNMA                             4.00       10/17/29              50,073
          4,380   GNMA                             8.00        7/15/30               4,607
------------------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES                                 $       12,498,620
------------------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 21.5%
        575,000   Bear Stearns
                  Commercial
                  Mortgage, Series
                  2005-PWR9,
                  Class A4A                        4.87        9/11/42             488,381
        550,000   Bear Stearns
                  Commercial
                  Mortgage, Series
                  2007-PW16,
                  Class A4                         5.71        6/11/40             428,247
        365,000   California State
                  Teachers' Retirement
                  System, Series 2002-C6,
                  Class C3, 144A                   4.67       11/20/14             365,172
        135,000   Commercial
                  Mortgage Pass-
                  Through Certificate,
                  Series 2005-C6,
                  Class A5A                        5.12        6/10/44             110,559
        660,168   Countrywide
                  Securities, Series
                  2007-S1, Class A5                6.02       11/25/36             232,595
        921,227   Credit Suisse First
                  Boston Mortgage
                  Securities Corp.,
                  Series 2005-5,
                  Class 6A2                        5.00        7/25/35             828,595
        597,851   Credit Suisse
                  First Boston
                  Mortgage
                  Securities Corp.,
                  Series 2005-9,
                  Class 2A1                        5.50       10/25/35             403,549
        250,000   CW Capital Cobalt,
                  Series 2006-C1,
                  Class A4                         5.22        8/15/48             190,746
        420,096   Deutsche Bank
                  Alternative Loan
                  Trust, Series
                  2003-2XS, Class A6               4.97        9/25/33             413,601
        700,000   Deutsche Bank
                  Alternative Loan
                  Trust, Series 2005-3,
                  Class 4A4                        5.25        6/25/35             461,849
        679,899   First Horizon
                  Mortgage Pass-
                  Through Trust,
                  Series 2004-3,
                  Class 2A1                        4.50        6/25/19             660,776
        600,000   GE Capital
                  Commercial
                  Mortgage Corp.,
                  Series 2002-2A,
                  Class A3                         5.35        8/11/36             544,863

The accompanying notes are an integral part of the financial statements.

                                                                           13
                                                                           -----
                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

--------------------------------------------------------------------------------

     Principal                                Interest       Maturity
      Amount                                    Rate           Date            Value
MORTGAGE RELATED SECURITIES -- 21.5% - CONTINUED
$       352,519   GE Capital
                  Commercial
                  Mortgage Corp.,
                  Series 2004-C1,
                  Class A2                         3.92       11/10/38  $          330,281
        342,751   IMPAC Secured
                  Assets Corp.,
                  Series 2003-2,
                  Class A1                         5.50        8/25/33             299,907
        700,000   Morgan Stanley
                  Mortgage Loan Trust,
                  Series 2007-3XS,
                  Class 2A4S                       5.96        1/25/47             314,251
        284,368   Residential Asset
                  Securitization Trust,
                  Series 2005-A6CB,
                  Class A8                         5.50        6/25/35             149,293
        347,283   Residential Asset
                  Securitization Trust,
                  Series 2006-A1,
                  Class 1A3                        6.00        4/25/36             270,611
        213,470   Residential Funding
                  Mortgage Securities I,
                  Series 2006-S2,
                  Class A2                         5.75        2/25/36             153,875
        393,671   Structured Asset
                  Securities Corp.,
                  Series 2005-17,
                  Class 5A1                        5.50       10/25/35             273,602
        310,712   Washington Mutual
                  Alternative Loan Trust,
                  Series 2005-9,
                  Class 2A4                        5.50       11/25/35             247,542
        602,570   Wells Fargo Mortgage
                  Backed Securities,
                  Series 2004-B,
                  Class A1                         4.93        2/25/34             447,521
------------------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED SECURITIES                                       $        7,615,816
------------------------------------------------------------------------------------------

         Shares                                                                Value

PREFERRED STOCK -- 0.4%
   FINANCIAL SERVICES -- 0.4%
          7,900   Citigroup VIII+                                       $          135,327
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 9.2%
         44,000   Invesco AIM Liquid Assets Portfolio *                             44,000
      3,226,594   Touchstone Institutional
                  Money Market Fund ^                                            3,226,594
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                  $        3,270,594
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 102.2%
(COST $39,104,165)                                                      $       36,214,664
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.2%)                                   (779,248)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                    $       35,435,416
------------------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2008, was $42,825.

*     Represents collateral for securities loaned.

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities were valued at $2,978,689 or 8.41% of net assets.

The accompanying notes are an integral part of the financial statements.

   14
-----
--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone High Yield Fund

SUB-ADVISED BY FORT WASHINGTON INVESTMENT ADVISORS, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone High Yield Fund was -24.18% for the year ended December 31, 2008. The total return of the Merrill Lynch High Yield Master Index was -26.21% for the same period.

High Yield spreads displayed a great deal of volatility, ending the year at +1806 after reaching an all-time wide of +2178 basis points. The causes of the volatility included continued concerns surrounding the economy and access to capital countered by a successful exchange of GMAC bonds and a significant rally in U.S. Treasuries. Lower quality, high yield securities (CCC-rated) again led the way down, while higher quality securities (BB-rated) performed best in both the fourth quarter and calendar year 2008, with the Publishing and Broadcasting industries being among the poorest performers. The Automotive/Auto Parts industry was the best performing industries as a result of the aforementioned successful GMAC exchange.

PORTFOLIO REVIEW

The Fund outperformed during calendar year 2008 as a result of the Fund's higher quality bias. Additionally, both security selection and industry selection contributed materially to performance. Relative performance was attractive versus both the broad market as well as benchmarks that exclude CCC-rated securities. For 2008, the Fund's positive relative performance emanated from a broad array of sectors and securities.

o Its overweight exposure to Health Care and Utilities, along with its underweight exposures to the Publishing and Gaming industries had a positive effect on performance. Gaming continues to suffer from a recent overbuild and a reduction in leisure spending attributable to the weakening economy.

o The Fund had significant contributions to performance at the security level in the Broadcasting, Cable, Paper and Metals/Mining industries. These were offset by negative performance from holdings in the Automotive and Homebuilding, Chemical and Energy industries. Additionally, the Fund's automotive positions proved to be too defensive and lagged the year-end rally.

o As is often the case during periods of volatility, the avoidance of credits with specific issues can assist relative performance. The Fund's underweight positions with respect to large benchmark issuers contributed to relative performance, adding value at both the industry level and the security level.

CURRENT STRATEGY AND OUTLOOK

With this economic outlook, we expect default rates to increase materially. As such, volatility will likely remain in the High Yield market in the near term and we would expect lower quality securities to continue to perform poorly relative to the broad market. However, longer term, the market appears to be discounting a default rate that exceeds most projections suggesting that valuations in High Yield may be appropriate. For those that can handle near term volatility, High Yield may have longer-term attraction.

                                                                           15
                                                                           -----
                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

--------------------------------------------------------------------------------

We remain comfortable with the Fund's composition and continue to believe it is properly constructed and well positioned for the current environment. Additionally, when an eventual recovery ensues, we expect to provide appropriate risk adjusted returns. The strength of the High Yield strategy has historically been fundamental credit analysis with particular emphasis on avoiding problem credits. We believe this will continue to add value as negative credit events may have a material impact on returns in this lower return environment. We believe the Fund is constructed to exhibit less volatility than the broad market while seeking to deliver attractive risk adjusted returns. The Fund is designed for performance over a full market cycle with focus on protecting principal in down markets, a style that we believe will outperform over the long term.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                  Since
           Ended                      Ended                   Inception
          12/31/08                   12/31/08                   5/1/99
          (24.18%)                   (1.19%)                    1.65%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     5/1/99
                                     17.19%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                 Merrill Lynch High Yield Master
          Touchstone High Yield Fund                      (Major Index)

  Date             Balance                                   Balance
  ----             -------                                   -------
05/01/99            10,000                                    10,000
12/31/99             9,189                                     9,931
12/31/00             9,127                                     9,554
12/31/01             9,759                                    10,147
12/31/02            10,034                                    10,031
12/31/03            12,441                                    12,762
12/31/04            13,630                                    14,136
12/31/05            14,075                                    14,536
12/31/06            15,187                                    16,228
12/31/07            15,457                                    16,580
12/31/08            11,720                                    12,234

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1999.

   16
-----
--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2008

     Principal                                Interest       Maturity
      Amount                                    Rate           Date            Value
CORPORATE BONDS -- 67.4%
   AEROSPACE & DEFENSE -- 0.6%
$       100,000   B/E Aerospace, Inc.              8.50         7/1/18  $           90,000
        120,000   Moog, Inc., 144A                 7.25        6/15/18              96,000
------------------------------------------------------------------------------------------
                                                                                   186,000
------------------------------------------------------------------------------------------
   AUTOMOTIVE -- 5.4%
        198,000   American Axle &
                  Manufacturing
                  Holdings, Inc.                   7.88         3/1/17              61,380
        503,000   Asbury Automotive
                  Group                            8.00        3/15/14             238,925
         12,000   Asbury Automotive
                  Group                            7.63        3/15/17               5,580
         75,000   Autonation, Inc.+                7.00        4/15/14              54,750
        200,000   Ford Motor
                  Credit Co.                       7.88        6/15/10             160,036
        300,000   Ford Motor
                  Credit Co.                       7.00        10/1/13             207,278
        227,000   General Motors                   8.38        7/15/33              39,725
        162,000   General Motors
                  Acceptance
                  Corp., 144A                      6.88        9/15/11             132,720
        265,000   General Motors
                  Acceptance
                  Corp., 144A                      6.63        5/15/12             206,244
        500,000   Tenneco
                  Automotive, Inc.                10.25        7/15/13             310,000
        346,000   United Auto
                  Group, Inc.                      7.75       12/15/16             160,890
------------------------------------------------------------------------------------------
                                                                                 1,577,528
------------------------------------------------------------------------------------------
   BUILDING PRODUCTS -- 3.6%
        610,000   Gibraltar
                  Industries, Inc.                 8.00        12/1/15             341,600
        120,000   Texas
                  Industries, Inc.                 7.25        7/15/13              92,700
        500,000   Texas
                  Industries, Inc., 144A           7.25        7/15/13             386,250
        405,000   U.S. Concrete                    8.38         4/1/14             218,700
------------------------------------------------------------------------------------------
                                                                                 1,039,250
------------------------------------------------------------------------------------------
   CHEMICALS -- 0.3%
        291,000   Nell Af Sarl, 144A               8.38        8/15/15               7,275
        150,000   Polyone Corp.                    8.88         5/1/12              77,250
------------------------------------------------------------------------------------------
                                                                                    84,525
------------------------------------------------------------------------------------------
   COAL -- 0.3%
         82,000   Peabody
                  Energy Corp.                     7.38        11/1/16              77,080
------------------------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 3.0%
        349,000   First Data Corp.                 9.88        9/24/15             211,145
        309,000   SunGard Data
                  Systems, Inc.                    9.13        8/15/13             267,285
        152,000   SunGard Data
                  Systems, Inc.                    4.88        1/15/14             104,880
        419,000   SunGard Data
                  Systems, Inc.                   10.25        8/15/15             276,540
------------------------------------------------------------------------------------------
                                                                                   859,850
------------------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 2.0%
        272,000   Jarden Corp.                     7.50         5/1/17             185,640
        535,000   Visant Holding Corp.             8.75        12/1/13             395,900
------------------------------------------------------------------------------------------
                                                                                   581,540
------------------------------------------------------------------------------------------
   ENERGY -- 4.9%
         49,000   Chesapeake
                  Energy Corp.                     6.50        8/15/17              37,485
        311,000   Connacher
                  Oil & Gas, 144A                 10.25       12/15/15             124,400
        187,000   Forest Oil Corp.                 7.25        6/15/19             136,510
        178,000   Helix Energy
                  Solutions, 144A                  9.50        1/15/16              94,340
        529,000   Hilcorp
                  Energy, 144A                     7.75        11/1/15             372,945
         44,000   Hilcorp
                  Energy, 144A                     9.00         6/1/16              31,460
        350,000   Holly Energy
                  Partners LP                      6.25         3/1/15             234,500
        682,000   United Refining Co.             10.50        8/15/12             395,560
------------------------------------------------------------------------------------------
                                                                                 1,427,200
------------------------------------------------------------------------------------------
   ENVIRONMENTAL -- 0.5%
        150,000   Browning-Ferris
                  Industries, Inc.                 9.25         5/1/21             148,235
------------------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 0.2%
        248,000   Nuveen
                  Investments,
                  Inc., 144A                      10.50       11/15/15              54,870
------------------------------------------------------------------------------------------
   GAMING -- 0.0%
        250,000   Station Casinos                  6.50         2/1/14              14,375
------------------------------------------------------------------------------------------
   HEALTH CARE -- 2.7%
        346,000   Advanced
                  Medical Optics                   7.50         5/1/17             176,460
        250,000   Axcan Intermediate
                  Holdings                         9.25         3/1/15             210,000
        316,000   Invacare Corp.                   9.75        2/15/15             279,660
        208,000   Universal
                  Hospital
                  Services FRN                     5.94         6/1/15             126,880
------------------------------------------------------------------------------------------
                                                                                   793,000
------------------------------------------------------------------------------------------
   HEALTH CARE PROVIDERS -- 2.0%
        260,000   HCA, Inc.                        5.75        3/15/14             157,300
        238,000   HCA, Inc.                        9.63       11/15/16             185,640
         45,000   Iasis Healthcare                 8.75        6/15/14              34,875
        253,000   Res-Care, Inc.                   7.75       10/15/13             206,195
------------------------------------------------------------------------------------------
                                                                                   584,010
------------------------------------------------------------------------------------------
   HOMEFURNISHINGS -- 0.3%
        129,000   Sealy Mattress Co.               8.25        6/15/14              76,110
------------------------------------------------------------------------------------------
   HOUSING -- 2.0%
        315,000   Beazer
                  Homes USA                        6.88        7/15/15             107,100
        460,000   K Hovnanian
                  Enterprises                      6.25        1/15/15             119,600
        400,000   M/I Homes, Inc.                  6.88         4/1/12             210,000
        250,000   Meritage
                  Homes Corp.                      6.25        3/15/15             132,500
------------------------------------------------------------------------------------------
                                                                                   569,200
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                           17
                                                                           -----
                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

--------------------------------------------------------------------------------

     Principal                                Interest       Maturity
      Amount                                    Rate           Date            Value
CORPORATE BONDS -- 67.4% - CONTINUED
   INDUSTRIALS -- 1.2%
$        12,000   General
                  Cable Corp.                      7.13         4/1/17  $            7,920
        492,000   Mueller Water
                  Products                         7.38         6/1/17             334,560
------------------------------------------------------------------------------------------
                                                                                   342,480
------------------------------------------------------------------------------------------
   MANUFACTURING -- 0.6%
        200,000   Trinity
                  Industries, Inc.                 6.50        3/15/14             167,500
------------------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 7.6%
        205,000   Clear Channel
                  Communications                   4.25        5/15/09             180,400
        447,000   CSC Holdings, Inc.               8.13        7/15/09             444,764
        147,000   Dex Media West                   9.88        8/15/13              34,913
        122,000   Dex Media, Inc.                  8.00       11/15/13              22,570
        324,000   DIRECTV Holdings                 7.63        5/15/16             314,280
        191,000   Fisher
                  Communications, Inc.             8.63        9/15/14             147,070
        172,000   Lamar Media Corp.+               7.25         1/1/13             137,170
        139,000   Lamar Media Corp.                6.63        8/15/15             100,428
        152,000   Quebecor Media
                  (Senior Notes)                   7.75        3/15/16             102,600
         35,000   Quebecor Media
                  (Senior Unsecured
                  Notes)                           7.75        3/15/16              23,625
         60,000   R.H. Donnelley
                  Corp.                            8.88       10/15/17               9,000
        263,000   Valassis
                  Communications                   8.25         3/1/15              68,380
        361,000   Videotron Ltee                   6.88        1/15/14             319,485
        148,000   Videotron,
                  Ltd., 144A                       9.13        4/15/18             137,640
         48,000   Virgin Media
                  Finance PLC                      8.75        4/15/14              36,000
        240,000   Warner Music
                  Group Corp.                      7.38        4/15/14             140,400
------------------------------------------------------------------------------------------
                                                                                 2,218,725
------------------------------------------------------------------------------------------
   METALS -- 3.5%
        500,000   ArcelorMittal
                  USA, Inc.                        6.50        4/15/14             355,512
        200,000   Newmont Mining                   8.63        5/15/11             197,075
        317,000   Novelis, Inc.                    7.25        2/15/15             183,860
         35,000   Ryerson, Inc., 144A             12.00        11/1/15              21,613
        101,000   Steel Dynamics, Inc.             7.38        11/1/12              73,730
        147,000   Steel Dynamics, Inc.             6.75         4/1/15             101,430
        270,000   Tube City IMS Corp.              9.75         2/1/15              94,500
------------------------------------------------------------------------------------------
                                                                                 1,027,720
------------------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST -- 1.3%
        468,000   Simon Property
                  Group LP                         5.75         5/1/12             374,115
------------------------------------------------------------------------------------------
   RETAIL -- 1.0%
        432,000   Ace Hardware
                  Corp., 144A                      9.13         6/1/16             285,120
------------------------------------------------------------------------------------------
   SEMICONDUCTORS -- 1.1%
        191,000   NXP BV/ NXP
                  Funding LLC                      7.88       10/15/14              74,490
        224,000   NXP BV/ NXP
                  Funding LLC                      9.50       10/15/15              42,560
        483,000   Sensata Technologies             8.00         5/1/14             217,350
------------------------------------------------------------------------------------------
                                                                                   334,400
------------------------------------------------------------------------------------------
   SERVICES -- 1.7%
        287,000   Ashtead
                  Capital, Inc., 144A              9.00        8/15/16             147,805
        153,000   Expedia, Inc., 144A              8.50         7/1/16             113,985
        348,000   United Rentals
                  NA, Inc.+                        7.75       11/15/13             226,200
------------------------------------------------------------------------------------------
                                                                                   487,990
------------------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 8.3%
        430,000   Centennial
                  Communications
                  Corp.                           10.13        6/15/13             434,300
        409,000   Cincinnati Bell, Inc.            8.38        1/15/14             314,930
        940,000   Cricket
                  Communications                   9.38        11/1/14             846,000
        190,000   Cricket
                  Communications,
                  144A                            10.00        7/15/15             173,850
        369,000   GCI, Inc.                        7.25        2/15/14             287,820
        139,000   Nextel
                  Communications                   6.88       10/31/13              59,075
        139,000   Sprint Capital Corp.             8.75        3/15/32              93,825
        238,000   Windstream Corp.                 8.63         8/1/16             210,630
------------------------------------------------------------------------------------------
                                                                                 2,420,430
------------------------------------------------------------------------------------------
   UTILITIES -- 13.3%
        520,000   AES Corp.                        8.00       10/15/17             426,400
        164,000   Atlas Pipeline
                  Partners, 144A                   8.75        6/15/18             107,420
        127,000   Copano Energy LLC                8.13         3/1/16              92,075
        405,000   Dynegy Holdings, Inc.            7.75         6/1/19             279,450
         18,000   Edison Mission
                  Energy                           7.00        5/15/17              15,660
        200,000   Enterprise Products              8.38         8/1/66             110,000
        161,000   Glencore
                  Funding LLC, 144A                6.00        4/15/14              65,172
        200,000   Inergy LP                        8.25         3/1/16             156,000
        350,000   Intergen NV, 144A                9.00        6/30/17             287,000
         42,000   MarkWest
                  Energy Partners                  8.75        4/15/18              26,040
        750,000   NiSource
                  Finance Corp.                    7.88       11/15/10             686,318
        500,000   NRG Energy                       7.25         2/1/14             467,500
        215,000   PNM Resources, Inc.              9.25        5/15/15             170,925
        320,000   Regency Energy
                  Partners                         8.38       12/15/13             219,200
         51,000   Reliant Energy, Inc.             7.63        6/15/14              42,330
        492,000   Sabine Pass Lng LP               7.25       11/30/13             359,160
        259,000   Targa Resources
                  Partners, 144A                   8.25         7/1/16             160,580
        367,000   Teppco Partners LP               7.00         6/1/67             196,599
------------------------------------------------------------------------------------------
                                                                                 3,867,829
------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                   $       19,599,082
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   18
-----
--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

     Principal                                Interest       Maturity
      Amount                                    Rate           Date            Value
MORTGAGE RELATED SECURITIES -- 1.3%
$       500,000   Wachovia Bank
                  Commercial
                  Mortgage Trust,
                  Series 2007-C31,
                  Class A2                         5.42        4/15/47  $          387,856
------------------------------------------------------------------------------------------

      Shares                                                                   Value

PREFERRED STOCK -- 0.1%
   FINANCIAL SERVICES -- 0.1%
             90   Preferred Blocker, Inc., 144A                         $           22,500
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 37.9%
        432,209   Invesco AIM Liquid Assets Portfolio *                 $          432,209
     10,599,230   Touchstone Institutional
                  Money Market Fund ^                                           10,599,230
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                  $       11,031,439
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 106.7%
(COST $39,564,571)                                                      $       31,040,877
LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.7%)                                 (1,959,646)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                    $       29,081,231
------------------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2008, was $412,819.

*     Represents collateral for securities loaned.

FRN - Floating Rate Note
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities were valued at $3,029,189 or 10.42% of net assets.

The accompanying notes are an integral part of the financial statements.

                                                                           19
                                                                           -----
                                           -------------------------------------
                                           TOUCHSTONE LARGE CAP CORE EQUITY FUND
                                           -------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone Large Cap Core Equity Fund

SUB-ADVISED BY TODD INVESTMENT ADVISORS, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Large Cap Core Equity Fund was -35.20% for the year ended December 31, 2008. The total return of the Russell 1000(R) Index was -37.60% and the total return of the Dow Jones Industrial Average was -31.93% for the same period.

We saw many rare economic events during one year. Equity markets declined more than any other time since the 1930s, banks and brokers failed, hedge funds collapsed and the economy entered into what seems to be the worst recession since World War II. Most strategists did not expect the massive selling that occurred. Investors fled to investments that offered less risk, which favored the Fund's style of large cap, high quality investing. Against this backdrop, the Federal Reserve, Treasury, and Congress have been working overtime to remedy the crisis. Even though banks are unwilling to lend, the Fed has been forcing money into the financial system. Despite these efforts, the economy is likely to remain under pressure for most of the coming year.

The commercial paper market effectively shut down for some borrowers. Banks who relied on commercial paper reigned in credit so businesses, homeowners and auto buyers were unable to obtain financing. Shipments from foreign ports were in the same situation, so goods were not shipped and demand for energy, copper, iron, steel, aluminum and other commodities plummeted. As financing dried up, economic activity began to stall. While economic growth is not expected to pick up anytime soon, yields on government bonds are at historic lows. Eventually, this should spur more of an appetite for riskier assets like corporate bonds and stocks. We sense that the stock market is trying to put a bottom in place; however, the bottoming process could take a couple of quarters and it may drift sideways while awaiting a recovery.

PORTFOLIO REVIEW

The stocks that held up best in 2008 were high quality companies with dependable, predictable earnings, as is traditionally the case when economic growth is in question. Utilities and Consumer Staples were the best performing sectors with Materials coming in third, indicating that investors might be optimistic that these companies will have a recovery at some point. The worst performing sectors were Energy, Health Care and Financials. Again, you might expect this given the banking crisis and economic distress. Stocks contributing to relative performance were Wells Fargo & Co., and McDonalds Corp., while American Express Co., Lincoln National Corp., Marathon Oil Corp., and Wellpoint Inc., detracted from performance.

The Fund remains positioned in high quality companies, a factor that helped performance in 2008. The Fund was overweight Industrials and Technology names, and underweight Financials and Health Care. The Financials underweight contributed to performance, but the other sector decisions resulted in modest underperformance.

CURRENT STRATEGY AND OUTLOOK

We do not expect a strong economic resurgence in the first quarter of 2009, but the pace of the decline should moderate. As we move through the year, government spending should pick up and is likely to be a significant support for the economy.

   20
-----
-------------------------------------
TOUCHSTONE LARGE CAP CORE EQUITY FUND
-------------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                  Since
           Ended                      Ended                   Inception
          12/31/08                   12/31/08                   5/1/99
          (35.20%)                   (2.53%)                    (2.05%)
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     5/1/99
                                    (18.19%)
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

          Touchstone Large Cap Core Equity Fund            Russell 1000(R) Index

  Date                 Balance                                    Balance
  ----                 -------                                    -------
05/01/99                10,000                                     10,000
12/31/99                10,599                                     11,146
12/31/00                10,286                                     10,278
12/31/01                 9,109                                      8,998
12/31/02                 7,044                                      7,050
12/31/03                 9,298                                      9,157
12/31/04                 9,770                                     10,201
12/31/05                 9,471                                     10,841
12/31/06                11,987                                     12,517
12/31/07                12,625                                     13,239
12/31/07                 8,181                                      8,261

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1999.

                                                                           21
                                                                           -----
                                           -------------------------------------
                                           TOUCHSTONE LARGE CAP CORE EQUITY FUND
                                           -------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2008

      Shares                                                                   Value
COMMON STOCKS -- 98.4%
   CONSUMER DISCRETIONARY -- 7.8%
         45,723   Best Buy Co., Inc.+                                   $        1,285,274
         33,837   Honda Motor Co., Ltd. - ADR                                      722,082
         10,085   McDonald's Corp.                                                 627,186
         34,616   Target Corp.+                                                  1,195,290
------------------------------------------------------------------------------------------
                                                                                 3,829,832
------------------------------------------------------------------------------------------
   CONSUMER STAPLES -- 12.3%
         46,317   Altria Group                                                     697,534
         27,490   CVS Caremark Corp.                                               790,063
         18,852   Kimberly-Clark Corp.+                                            994,254
         37,009   Kraft Foods, Inc. - Class A                                      993,692
         17,530   PepsiCo, Inc.                                                    960,118
         37,347   Philip Morris International, Inc.                              1,624,968
------------------------------------------------------------------------------------------
                                                                                 6,060,629
------------------------------------------------------------------------------------------
   ENERGY -- 12.5%
         23,156   Chevron Corp.                                                  1,712,849
         28,141   ConocoPhillips+                                                1,457,704
         18,624   ENSCO International, Inc.+                                       528,735
         51,964   Marathon Oil Corp.                                             1,421,735
         29,411   XTO Energy, Inc.                                               1,037,326
------------------------------------------------------------------------------------------
                                                                                 6,158,349
------------------------------------------------------------------------------------------
   FINANCIALS -- 10.0%
         28,765   AFLAC, Inc.+                                                   1,318,588
         22,492   Allstate Corp.                                                   736,838
         38,806   American Express Co.                                             719,851
         19,601   JPMorgan Chase & Co.                                             618,020
         51,800   Wells Fargo & Co.+                                             1,527,063
------------------------------------------------------------------------------------------
                                                                                 4,920,360
------------------------------------------------------------------------------------------
   HEALTH CARE -- 13.1%
         25,039   Cardinal Health, Inc.+                                           863,094
         18,298   Johnson & Johnson                                              1,094,769
         18,327   Laboratory Corp. of
                  America Holdings*+                                             1,180,442
         18,408   McKesson Corp.                                                   712,942
         29,415   Novartis AG - ADR                                              1,463,691
         27,536   Wellpoint, Inc.*                                               1,160,092
------------------------------------------------------------------------------------------
                                                                                 6,475,030
------------------------------------------------------------------------------------------
   INDUSTRIALS -- 13.7%
         14,299   Danaher Corp.+                                                   809,466
         24,940   Emerson Electric Co.                                             913,053
         42,699   General Electric Co.                                             691,724
         16,392   Honeywell International                                          538,149
         29,935   Illinois Tool Works, Inc.+                                     1,049,222
         20,064   Union Pacific Corp.                                              959,059
         33,161   United Technologies Corp.                                      1,777,431
------------------------------------------------------------------------------------------
                                                                                 6,738,104
------------------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 20.1%
         26,773   Amphenol Corp.                                                   642,017
        130,319   Applied Materials, Inc.                                        1,320,131
         73,861   Cisco Systems, Inc.*                                           1,203,934
         29,397   Hewlett-Packard Co.+                                           1,066,817
         70,846   Intel Corp.+                                                   1,038,602
         71,920   Microsoft Corp.                                                1,398,125
         63,939   Oracle Corp.*                                                  1,133,638
         46,285   QUALCOMM, Inc.                                                 1,658,391
         29,087   Western Union Co.                                                417,108
------------------------------------------------------------------------------------------
                                                                                 9,878,763
------------------------------------------------------------------------------------------
   MATERIALS -- 1.6%
         13,499   Praxair, Inc.                                                    801,301
------------------------------------------------------------------------------------------
   MISCELLANEOUS -- 0.9%
          9,794   Transocean, Inc.*+                                               462,767
------------------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES -- 3.2%
         55,433   AT&T, Inc.                                                     1,579,841
------------------------------------------------------------------------------------------
   UTILITIES -- 3.2%
         44,339   Dominion Resources, Inc.                                       1,589,109
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                     $       48,494,085
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 25.3%
     11,718,584   Invesco AIM Liquid Assets Portfolio **                        11,718,584
        731,719   Touchstone Institutional
                  Money Market Fund ^                                              731,719
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                  $       12,450,303
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 123.7%
(COST $79,099,062)                                                      $       60,944,388
LIABILITIES IN EXCESS OF OTHER ASSETS -- (23.7%)                               (11,679,799)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                    $       49,264,589
------------------------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2008, was $11,546,965.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

   22
-----
------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone Mid Cap Growth Fund

SUB-ADVISED BY TCW INVESTMENT MANAGEMENT COMPANY LLC
               WESTFIELD CAPITAL MANAGEMENT COMPANY LLC

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Mid Cap Growth Fund was -39.70% for the year ended December 31, 2008. The total return of the Russell Midcap(R) Growth Index was -44.32% for the same period.

Macroeconomic events dominated the headlines in the latter half of 2008 as the fallout from the subprime-related credit crisis intensified and stocks moved uniformly lower. There were very few places to hide for investors, as stocks in every economic sector came under severe selling pressure. Even traditionally defensive groups like Health Care and Utilities posted double digit price declines. The U.S. government's original plan of purchasing troubled assets morphed into directly investing in financial institutions. The Federal Reserve Bank decided to bypass banks and began to lend directly to corporations for the first time since the Great Depression. While Treasury Secretary Henry Paulson was chastised by Congress for revising his stabilization strategy, he staunchly defended the need to react to evolving circumstances and in November he introduced plans to focus his department's efforts more specifically on the nation's struggling consumers.

Wall Street buckled under mounting financial pressure as many of the large investment banking firms scrapped their original structures and became bank holding companies. Financial Services stocks generally underperformed. At the same time, investor concern about slowing global growth pressured commodities like oil, which retreated from the early July high of over $145 per barrel to under $40 by year end. Many industries with solid earnings growth and cash flow were punished as investors abandoned stocks with any exposure to the so-called global growth trade. Energy and Utilities were the worst performing sectors in the benchmark in the period. The National Bureau of Economic Research determined that the U.S. entered a recession in December of 2007 and the Conference Board Consumer Confidence Index fell to an all-time low of 38 in December. With the S&P 500 breaching the 2002 bear market lows to levels not seen since 1997 and nearly 50 percent of the U.S. equity market capitalization on the sidelines in cash, the harsh economic realities may indeed be more than reflected in current stock prices. Elevated average correlation of U.S. stocks made for an environment in which investors were not meaningfully rewarded for fundamental analysis that differentiated between winning and losing companies.

TCW INVESTMENT MANAGEMENT COMPANY LLC
PORTFOLIO REVIEW

Our portion of the Fund successfully navigated a difficult year. Although we are never satisfied with negative absolute performance, we are pleased that the positioning of the portfolio drove relative outperformance, especially during such a rocky macro-environment. Although we are primarily long-term, fundamentally-driven, bottom-up stock pickers, we kept a keen eye on these macro developments during the past year in order to successfully pilot through the markets.

The Fund benefitted from security selection and being properly positioned in Financials and Consumer Discretionary. Security selection in Financials was driven by People's United Financial and Knight Capital Group, while Burger King Holdings and Toll Brothers bolstered results in Consumer Discretionary. Semiconductor stock Broadcom, in the Information Technology sector, also contributed positively to returns. Performance during the year was hampered by security selection in Consumer Staples. In Industrials, aerospace company Hexcel and machinery stock SPX Corporation were particularly hard hit.

                                                                           23
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

--------------------------------------------------------------------------------

Cyclical stocks generally detracted from performance as investors grappled with the length and duration of the current recession. Wabco, a high-quality manufacturer of truck stability and breaking systems, fell on weak demand, but we believe it will be a strong beneficiary when truck orders rebound. Tyson Foods, the world's largest chicken, beef and pork producer, also declined, and we sold the shares, as the risk-reward become increasingly unfavorable due to a slowdown in the U.S. foodservice industry, a weak export market, and stubbornly high feed costs. Information Technology also negatively impacted performance as order rates slowed. We significantly lowered our weighting in technology stocks in the past year, believing that earnings estimates were too high.

CURRENT STRATEGY AND OUTLOOK

Time will tell whether November 20, 2008 marks the bottom in the bear market, but some measures of economic activity are starting to thaw and we wait to see the full effect of the unprecedented policy actions and monetary stimulus that have unfolded in the past year. Clearly, fourth quarter earnings were terrible, and we don't expect company outlooks to be rosy. That being said, the market is starting to discount an economic rebound in the second half of 2009. We are of two beliefs: on the one hand, it is possible that President Obama's mantra of change coupled with new fiscal stimulus programs improve consumer and business confidence, which loosens the economy. Still, it seems unlikely that the banking crisis is fully solved, and we are wary of the deepness of the recession, continued softness in housing, rising unemployment, and the migration of the credit cycle to commercial loans and real estate. As a result, we continue to hold a number of high-quality financial institutions, buttressed by some early cycle industrials. In any event, we continue to buy stocks trading at a discount to intrinsic value, believing that over time the market will reward our patience. This focus has served us well over time.

WESTFIELD CAPITAL MANAGEMENT COMPANY LLC
PORTFOLIO REVIEW

Our portfolio holdings and overweight position in the Health Care sector added to relative performance for the year. Celgene, an integrated biopharmaceutical company, was the single largest individual contributor to returns on both an absolute and relative basis. The company posted strong quarterly earnings results, closed the acquisition of Pharmion, and began launching their flagship drug Revlimid around the world in 2008. Vertex, a biotechnology company, reported in-line earnings in late October and has a potentially promising late stage therapy for the treatment of Hepatitis C (data shows it cures patients after 4 weeks of therapy). The company may have the ability to file with the FDA in early 2010 with what could be the first in class product to reach the market. They also have a late stage program in Cystic Fibrosis that targets the underlying defect. With sufficient cash to fund development, the stock does not fully reflect the opportunity in Hepatitis C in our opinion. Shire LTD, a specialty biopharmaceutical company, reported third quarter earnings in-line with estimates on 29 percent revenue growth and new products representing 39 percent of product sales. Controversy remains, however, as investors debate the potential for aggressive Adderall XR generic erosion in April 2009. We remain confident that new product sales growth will offset any erosion of Adderall XR. Barr Pharmaceuticals plans to introduce an authorized generic version of Adderall XR in 2009 and then Impax Laboratories in early 2010 and Shire will receive a royalty from both companies. Elan Corp. was the largest single detractor within the Health Care sector, as well as the portfolio. The stock traded lower after investors reacted negatively to the company's presentation of their Phase II Alzheimer's data on July 30. We felt the data was positive on a number of levels and expect investors will be encouraged by data from the more comprehensive Phase III trial currently being enrolled. The company also reported two new cases of progressive multifocal leukoencephalopathy (PML) in two Tysabri patients the day after the Alzheimer's data was reported. This was a recognized risk, and we believe that Tysabri script trends and hospital usage should remain strong.

   24
-----
------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

Information Technology contributed positively to performance during the year as well due to stock selection. SAIC Inc, a government IT services company, reported double digit organic revenue growth in their most recent quarter. After being under some selling pressure early in the fourth quarter with most U.S. stocks, the allure of the relative predictability of their revenue and earnings brought investors back to the stock. NICE-Systems, a provider of solutions that capture and analyze multimedia and transactional data, was a relative outperformer in the portfolio since its purchase in June 2008. The company has good visibility with a strong backlog of business, attractive growth opportunities in video surveillance, and is in a solid position to benefit from international call centers adopting quality monitoring solutions. Quest Software, one of the best performing stocks in the group for the year, materially outperformed other software stocks and contributed significantly to performance in the Information Technology sector. We believe Quest has an attractive product portfolio and a management team committed to improving margins.

Negatively impacting results was the Energy sector. Crude oil prices declined by over 50 percent and shares of most Energy stocks were not far behind. It is our continued belief that non-OPEC supply growth remains a major problem. In fact, the International Energy Agency noted in mid-November that as current fields fade with age, decline rates will accelerate and more investment will be needed to make up the shortfall. Nonetheless, portfolio investments with exposure to the pursuit of oil and natural gas were punished in 2008. National Oilwell Varco, for example, traded lower as Wall Street estimates of forward earnings were revised lower as consumables orders are likely to slow given the impact of lower commodity prices on production activity. Meanwhile, the company has nearly nine quarters of visibility in backlog. Ninety percent of that backlog is international and 85 percent is offshore. This backlog is associated with large, long lead time projects that are less likely to be affected by the current collapse of commodity prices. Nabors Industries, a land drilling contractor, reported third quarter earnings results in late October that were slightly ahead of expectation. The stock has been under selling pressure along with the rest of the Energy sector, but we believe core business results are healthy and ahead of expectations.

Portfolio holdings within Financials changed over the course of the year. Both Nymex Holdings and Intercontinental Exchange were sold given deteriorating fundamentals and escalating rhetoric about speculator's involvement in commodity price movements and potential for increased regulation of commodity exchanges. The portfolio also increased its representation of regional banks after a long period of time with no banking exposure. It has been our contention that the challenges within the financial sector would ultimately reveal interesting investment opportunities. SVB Financial Group was purchased early in the third quarter for their unique franchise and their dominance of venture capital and venture capital-backed company financing business. We continue to like the longer term growth outlook and solid capital levels. The bank's exposure to the current real estate downturn remains limited as commercial real estate loans and mortgages account for only 7 percent of the company's total loans outstanding. Fifth Third Bancorp, a regional bank headquartered in Ohio, was unable to avoid the severe downturn experienced by most companies in the Financials landscape. The company has been addressing its credit issues, but is still facing an extremely challenging fundamental environment for the banking industry and will likely see restrained near-term earnings growth due higher credit costs and growth in non-performing loans.

                                                                           25
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

--------------------------------------------------------------------------------

CURRENT STRATEGY AND OUTLOOK

Further deterioration in the domestic economy is likely as we enter 2009. We believe the corporate response to the challenging circumstances will negatively impact capital budgeting plans and employment trends. Earnings growth, however, still exists and valuations for U.S. equities appear compelling even on conservative estimates of forward earnings. Peculiarities of this cyclical downturn impact our views of the ultimate cyclical recovery. One cannot assume that the consumer will stabilize and all traditional early cyclical stocks will promptly recover. We do expect that headlines will become less negative and the risk appetite of the currently paralyzed investment community will increase. We think stocks of high quality companies with access to capital, strategic advantages and competent management teams will thrive in this environment. We feel the carnage of 2008 has created opportunities to invest in terrific growth companies at historic low valuations.

   26
-----
------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                Ten Years
           Ended                      Ended                     Ended
         12/31/08                    12/31/08                  12/31/08
         (39.70%)                     0.70%                     8.18%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                    Ten Years
                                      Ended
                                    12/31/08
                                     119.47%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                       Touchstone Mid Cap                    Russell Mid Cap(R)
                          Growth Fund                       Growth (Major Index)

  Date                     Balance                                Balance
  ----                     -------                                -------
12/31/98                    10,000                                 10,000
12/31/99                    14,675                                 15,129
12/31/00                    19,022                                 13,351
12/31/01                    18,523                                 10,661
12/31/02                    14,391                                  7,739
12/31/03                    21,192                                 11,044
12/31/04                    23,748                                 12,754
12/31/05                    27,379                                 14,297
12/31/06                    31,809                                 15,821
12/31/07                    36,398                                 17,629
12/31/08                    21,948                                  9,816

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on November 21, 1994.

                                                                           27
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2008

      Shares                                                                   Value
COMMON STOCKS -- 96.9%
   CONSUMER DISCRETIONARY -- 12.5%
          7,500   Advance Auto Parts, Inc.                              $          252,375
         13,100   American Eagle Outfitters, Inc.                                  122,616
          3,100   Apollo Group, Inc. - Class A*+                                   237,522
          3,950   Bed Bath & Beyond, Inc.*+                                        100,409
          7,250   Burger King Holdings, Inc.                                       173,130
          7,750   DeVry, Inc.                                                      444,927
          6,465   Gap, Inc. (The)                                                   86,566
          7,795   Lennar Corp. - Class A                                            67,583
         19,500   Limited Brands, Inc.                                             195,780
         13,185   Macy's, Inc.                                                     136,465
         19,500   Newell Rubbermaid, Inc.                                          190,710
          3,575   Snap-On, Inc.                                                    140,784
          9,775   TJX Cos., Inc. (The)                                             201,072
          4,700   Toll Brothers, Inc.*                                             100,721
          8,265   WABCO Holdings, Inc.                                             130,504
------------------------------------------------------------------------------------------
                                                                                 2,581,164
------------------------------------------------------------------------------------------
   ENERGY -- 8.3%
          5,050   Cameron International Corp.*                                     103,525
         11,050   CONSOL Energy, Inc.                                              315,808
         10,200   Denbury Resources, Inc.*                                         111,384
          6,400   Massey Energy Co.                                                 88,256
          3,376   Murphy Oil Corp.                                                 149,726
         11,450   Nabors Industries, Ltd.*+                                        137,057
          9,432   National Oilwell Varco, Inc.*                                    230,517
          4,700   Peabody Energy Corp.+                                            106,925
          5,950   Range Resources Corp.+                                           204,621
          6,650   Smith International, Inc.                                        152,219
         10,685   Weatherford International, Ltd.*                                 115,612
------------------------------------------------------------------------------------------
                                                                                 1,715,650
------------------------------------------------------------------------------------------
   FINANCIALS -- 14.1%
         24,200   Annaly Capital Management, Inc.                                  384,053
          3,946   Arch Capital Group, Ltd.*                                        276,615
          4,895   Assurant, Inc.                                                   146,850
          6,875   Federated Investors, Inc. - Class B                              116,600
         26,685   Fifth Third Bancorp+                                             220,418
         12,254   First Horizon National Corp.                                     129,521
          9,285   Hudson City Bancorp, Inc.                                        148,189
         11,930   Invesco, Ltd.                                                    172,269
         13,400   Knight Capital Group, Inc.*                                      216,410
          4,875   Moody's Corp.                                                     97,939
         14,881   New York Community Bancorp, Inc.                                 177,977
          1,925   PartnerRe, Ltd.                                                  137,195
          8,956   People's United Financial, Inc.                                  159,685
          6,400   SVB Financial Group*+                                            167,872
         17,080   Synovus Financial Corp.+                                         141,764
          9,335   Willis Group Holdings, Ltd.                                      232,255
------------------------------------------------------------------------------------------
                                                                                 2,925,612
------------------------------------------------------------------------------------------
   HEALTH CARE -- 18.4%
          2,585   Beckman Coulter, Inc.                                            113,585
          6,800   Celgene*                                                         375,904
          5,350   Cerner Corp.*+                                                   205,708
          4,500   Covance, Inc.*+                                                  207,135
          8,150   DaVita, Inc.*                                                    403,996
          6,650   DENTSPLY International, Inc.+                                    187,796
          2,230   Edwards Lifesciences Corp.*                                      122,539
         33,050   Elan Corp. PLC - ADR*+                                           198,300
          9,700   Life Technologies Corp.*+                                        226,107
         17,000   Qiagen NV*                                                       298,520
         11,200   Shire Pharmaceuticals
                  Group PLC - ADR                                                  501,535
          4,080   Teleflex, Inc.                                                   204,408
          5,310   Thermo Fisher Scientific, Inc.*                                  180,912
          4,810   Varian*                                                          161,183
         13,950   Vertex Pharmaceuticals, Inc.*+                                   423,800
------------------------------------------------------------------------------------------
                                                                                 3,811,428
------------------------------------------------------------------------------------------
   INDUSTRIALS -- 14.8%
          1,700   Actuant Corp. - Class A                                           32,334
          2,365   Alliant Techsystems*+                                            202,822
          8,200   AMETEK, Inc.                                                     247,722
         16,300   Corrections Corporation of America*                              266,668
          5,270   Dover                                                            173,488
         19,550   Hexcel Corp.*                                                    144,475
         11,200   IDEX Corp.+                                                      270,480
          6,800   ITT Industries, Inc.                                             312,732
          2,600   Jacobs Engineering Group, Inc.*+                                 125,060
          5,090   Joy Global, Inc.                                                 116,510
          8,500   Kirby Corp.*+                                                    232,560
         11,200   MSC Industrial Direct Co. - Class A                              412,495
          5,075   Rockwell Collins, Inc.                                           198,382
          3,430   SPX Corp.                                                        139,087
         13,850   Textron, Inc.                                                    192,100
------------------------------------------------------------------------------------------
                                                                                 3,066,915
------------------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 20.9%
          4,550   Agilent Technologies, Inc.*                                       71,117
          5,950   Alliance Data Systems Corp.*                                     276,854
          7,400   Altera Corp.+                                                    123,654
          7,290   Analog Devices, Inc.                                             138,656
         11,350   Autodesk, Inc.*+                                                 223,028
          5,750   Avnet, Inc.*                                                     104,708
         12,450   BMC Software, Inc.*                                              335,029
         17,450   Broadcom Corp. - Class A*                                        296,127
         49,200   Brocade Communications Systems, Inc.*                            137,760
         16,050   Cognizant Technology Solutions Corp.*+                           289,863
         14,080   Maxim Integrated Products, Inc.                                  160,794
          6,400   Mettler-Toledo International, Inc.*                              431,359
         23,450   NetApp, Inc.*+                                                   327,596
         17,000   Nice Systems, Ltd. - ADR*                                        381,989
         32,300   PMC-Sierra, Inc.*+                                               156,978
         20,100   Quest Software, Inc.*                                            253,059
         15,750   SAIC, Inc.*                                                      306,809
         10,001   Verigy, Ltd.*                                                     96,210
         11,500   VistaPrint, Ltd.*+                                               214,015
------------------------------------------------------------------------------------------
                                                                                 4,325,605
------------------------------------------------------------------------------------------
   MATERIALS -- 4.8%
         16,875   Commercial Metals Co.                                            200,306
         14,650   Crown Holdings, Inc.*                                            281,281
          6,155   Cytec Industries, Inc.                                           130,609
          5,710   International Flavors & Fragrances, Inc.                         169,701
          8,825   Pactiv Corp.*                                                    219,566
------------------------------------------------------------------------------------------
                                                                                 1,001,463
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   28
-----
------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

      Shares                                                                   Value
COMMON STOCKS -- 96.9% - CONTINUED
   UTILITIES -- 3.1%
          3,770   Consolidated Edison, Inc.                             $          146,766
          7,050   Equitable Resources, Inc.                                        236,528
          4,065   Hawaiian Electric Industries, Inc.                                89,999
          4,045   Wisconsin Energy Corp.+                                          169,809
------------------------------------------------------------------------------------------
                                                                                   643,102
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                     $       20,070,939
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 24.0%
      4,267,946   Invesco AIM Liquid Assets Portfolio **                         4,267,946
        702,185   Touchstone Institutional
                  Money Market Fund ^                                              702,185
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                  $        4,970,131
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 120.9%
(COST $32,836,638)                                                      $       25,041,070
LIABILITIES IN EXCESS OF OTHER ASSETS -- (20.9%)                                (4,327,641)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                    $       20,713,429
------------------------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2008, was $4,207,878.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                                                           29
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2008

     Principal                                Interest       Maturity
      Amount                                    Rate           Date            Value
COMMERCIAL PAPER -- 2.2%
$     1,439,000   BNP Paribas
                  Finance, Inc.                     .01         1/2/09  $        1,439,000
      1,733,000   Charlotte NC COP
                  Nascar Hall of Fame
                  (LOC: KBC
                  Bank N.V.)                       3.40         3/4/09           1,733,000
------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                                  $        3,172,000
------------------------------------------------------------------------------------------
CORPORATE BONDS -- 18.0%
        500,000   Bank of New
                  York Mellon                      3.63        1/15/09             500,128
        608,000   Credit Suisse
                  USA, Inc.                        3.88        1/15/09             607,911
        319,000   JPMorgan
                  Chase & Co.                      6.25        1/15/09             319,191
      2,253,000   Morgan Stanley                   3.88      1/15/09**           2,252,962
      2,000,000   American Express
                  Centurion FRN                     .94        1/18/09           1,990,559
        186,000   HSBC Finance Corp.               5.88         2/1/09             186,248
        500,000   Republic New York
                  Corp. (HSBC)                     9.70         2/1/09             501,722
        295,000   Bank of America
                  Corp.                            5.88        2/15/09             295,649
      1,020,000   JPMorgan
                  Chase & Co.                      6.00        2/15/09           1,022,882
      1,570,000   Bank of America
                  Corp.                            3.38        2/17/09           1,570,316
        800,000   Mississippi Power
                  Co. FRN                          2.37         3/9/09             798,410
      1,000,000   Centura Bank (RBC)               6.50        3/15/09           1,004,118
      2,200,000   Wachovia Bank
                  NA FRN                           1.54        3/23/09           2,190,453
        200,000   Mellon Funding
                  Corp.                            3.25         4/1/09             200,536
        580,000   Deutsche Bank
                  Financial                        7.50        4/25/09             585,426
        500,000   Royal Bank
                  of Canada                        3.88         5/4/09             501,437
      1,750,000   Credit Suisse
                  USA, Inc.                        4.70         6/1/09           1,759,289
        250,000   Caterpillar Finanical
                  Services Corp.                   4.50        6/15/09             251,613
        500,000   General Electric
                  Capital Corp.                    3.25        6/15/09             499,061
      1,000,000   American Express                 4.75        6/17/09           1,002,522
        279,000   Wells Fargo
                  Financial                        6.85        7/15/09             284,205
      3,500,000   Wal-Mart
                  Stores, Inc.                     6.88        8/10/09           3,580,857
      1,000,000   Georgia Power Co.                4.10        8/15/09             999,000
      1,000,000   National
                  Rural Utilities                  5.75        8/28/09           1,004,005
      1,000,000   Caterpillar, Inc.                7.25        9/15/09           1,017,032
        500,000   Gillette Co.                     3.80        9/15/09             505,866
        250,000   Procter &
                  Gamble Co.                       6.88        9/15/09             258,386
------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                   $       25,689,784
------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 5.8%
        500,000   South Coast CA
                  Loc Ed Agy-A2                    4.75         1/7/09             500,020
      1,470,000   New Bedford MA
                  LTGO BANS
                  Series B                         3.25        2/13/09           1,470,442
      2,200,000   Franklin Co OH
                  Spl Oblig (Stadium
                  Fac Proj) UTGO                   4.25        3/13/09           2,200,623
        400,000   South Lebanon
                  Vlg OH BANS
                  Series C (LOC:
                  LaSalle National
                  Bank)                            4.00        4/29/09             400,000
      1,000,000   Avon OH
                  LTGO BANS                        4.25        5/14/09           1,000,901
      1,000,000   Maine UTGO
                  BANS                             3.45        6/17/09           1,000,219
        950,000   Butler Co OH
                  UTGO BANS                        4.00         8/6/09             950,000
        800,000   Groton CT UTGO                   5.13        10/8/09             802,209
------------------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS                                           $        8,324,414
------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 59.3%
      3,155,000   486 Lesser Street
                  (LOC: Comerica
                  Bank)                            2.25         1/1/09           3,155,000
        810,000   Agra Enterprises
                  LLC (LOC: US
                  Bank NA)                         3.50         1/1/09             810,000
        100,000   Albany NY Indl Dev
                  Agy Civic Fac Rev
                  (CHF Holland Proj-B)
                  (LOC: TD
                  Banknorth NA)                    3.00         1/1/09             100,000
        240,000   Albany NY Indl
                  Dev Agy Civic Fac
                  Rev (CHF Holland
                  Ser B)  (LOC:  TD
                  Banknorth NA)                    3.50         1/1/09             240,000
        140,000   Albany NY Indl
                  Dev Agy Civic Fac
                  Rev RB (Albany
                  College-B) (LOC: TD
                  Banknorth NA)                    3.50         1/1/09             140,000
        350,000   Berks Co PA IDA
                  Student Hsg Rev
                  (CHF Kutztown - B)
                  (LOC: Citibank NA)               3.00         1/1/09             350,000
        590,000   Butler Co OH Cap
                  Fdg Rev (CCAO
                  Low Cost) (LOC:
                  US Bank NA)                      3.50         1/1/09             590,000
      2,000,000   CA St Enterprise
                  Dev Auth IDR
                  (Tri-Tool Inc - B)
                  (LOC: Comerica
                  Bank)                            4.50         1/1/09           2,000,000

The accompanying notes are an integral part of the financial statements.

   30
-----
----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

     Principal                                Interest       Maturity
      Amount                                    Rate           Date            Value
VARIABLE RATE DEMAND NOTES* -- 59.3% - CONTINUED
$       290,000   CA Statewide CDA
                  MFH (Sunrise
                  Fresno) (LOC:
                  FNMA)                            1.30         1/1/09  $          290,000
        765,000   Corp Finance
                  Managers (LOC:
                  Wells Fargo Bank)                1.64         1/1/09             765,000
      4,200,000   Cubba Capital II
                  LLC (LOC: Charter
                  One Bank NA)                     3.50         1/1/09           4,200,000
        322,000   Fitch Denney
                  Funeral Home, Inc.
                  (LOC: FHLB)                      4.15         1/1/09             322,000
        175,000   FL HFC MFH
                  (Avalon Reserve)
                  (LOC: FNMA)                      3.50         1/1/09             175,000
      4,000,000   FL MFH Mtg Rev
                  (Northbridge)
                  (LOC: KeyBank NA)                3.35         1/1/09           4,000,000
      3,275,000   Goson Project
                  (LOC: FHLB)                      3.42         1/1/09           3,275,000
        625,000   IL Fin Auth
                  (Community Action
                  Ser B) RB (LOC:
                  Harris NA)                       4.25         1/1/09             625,000
        140,000   IL Fin Auth
                  (Sunshine Thru
                  Golf)  (LOC:
                  LaSalle Bank)                    1.25         1/1/09             140,000
        705,000   JL Capital One
                  LLC (LOC: Wells
                  Fargo Bank)                      1.74         1/1/09             705,000
        625,000   Lake Oswego
                  OR Redev Agy Tax
                  Increment Rev Ser B
                  (LOC: Wells
                  Fargo Bank)                      1.64         1/1/09             625,000
      2,000,000   Lavonia O Frick
                  Family Trust (LOC:
                  FHLB)                             .98         1/1/09           2,000,000
      5,274,650   Legacy Park LLC
                  (LOC: Fifth Third
                  Bank)                            5.00         1/1/09           5,274,650
      4,000,000   Lexington Financial
                  Services (LOC:
                  LaSalle Bank)                    2.25         1/1/09           4,000,000
      3,680,000   Mequon WI IDR
                  (Gateway Plastics)
                  (LOC: Bank One)                  3.80         1/1/09           3,680,000
      2,000,000   Miami-Dade Co
                  FL IDA IDR
                  (Dolphin Stadium
                  PJ) (LOC: Societe
                  Generale)                        3.35         1/1/09           2,000,000
      1,935,000   Miarko, Inc. (LOC:
                  PNC Bank NA)                     3.90         1/1/09           1,935,000
        990,000   Mill St Village LLC
                  (LOC: FHLB)                      4.15         1/1/09             990,000
      1,620,000   Mountain Agency,
                  Inc. (LOC: US
                  Bank NA)                         3.90         1/1/09           1,620,000
      1,515,000   Phoenix Realty
                  MFH Rev (Brightons
                  Mark) (LOC:
                  Northern Trust Co.)              3.68         1/1/09           1,515,000
      3,175,000   Rise, Inc. (LOC:
                  Wells Fargo Bank)                1.74         1/1/09           3,175,000
        545,000   Sacramento Co
                  CA Hsg Auth
                  MFH Rev (Deer
                  Pk Apts) (LOC:
                  FNMA)                            1.30         1/1/09             545,000
      1,055,000   SGM Funding
                  Corp. I (LOC:
                  US Bank NA)                      3.50         1/1/09           1,055,000
      2,730,000   Sherwood Baptist
                  Church (LOC:
                  Bank of America)                 1.25         1/1/09           2,730,000
        600,000   Simi Valley CA
                  MFH Rev (Parker
                  Ranch) (LOC:
                  FNMA)                            1.30         1/1/09             600,000
      2,080,000   Springfield MO
                  Redev Auth Rev
                  (Univ Plaza
                  Hotel) (LOC:
                  Bank of America)                  .67         1/1/09           2,080,000
        135,000   Suffolk Co NY
                  IDA (Hampton
                  Day School)
                  (LOC:  JPMorgan
                  Chase Bank)                       .82         1/1/09             135,000
        383,000   Vista Funding
                  Ser 01-B (LOC:
                  US Bank NA)                      3.50         1/1/09             383,000
      2,470,000   WA St Hsg Fin
                  Commn MFH Rev
                  (Auburn Meadows)
                  Ser B (LOC: Wells
                  Fargo Bank NA)                   1.10         1/1/09           2,470,000
        850,000   WA St Hsg Fin
                  Commn MFH Rev
                  (Woodland
                  Retirement)
                  (LOC:  Wells Fargo
                  Bank NA)                         1.10         1/1/09             850,000
        295,000   WA St Hsg Fin
                  Commn Nonprofit
                  Rev (Rockwood Proj)
                  (LOC: Wells Fargo
                   Bank NA)                        1.10         1/1/09             295,000

The accompanying notes are an integral part of the financial statements.

                                                                           31
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

--------------------------------------------------------------------------------

     Principal                                Interest       Maturity
      Amount                                    Rate           Date            Value
VARIABLE RATE DEMAND NOTES* -- 59.3% - CONTINUED
$     1,549,000   Wai Enterprises
                  LLC Ser 2004
                  (LOC: FHLB)                      3.50         1/1/09  $        1,549,000
        245,000   Watervliet NY Hsg
                  Auth (Beltrone
                  SR-B) (LOC:
                  Citizens Bank)                   3.00         1/1/09             245,000
        125,000   Westmoreland Co
                  PA IDA (Greensburg
                  Thermal) Ser B
                  (LOC: PNC
                  Bank NA)                         1.57         1/1/09             125,000
        330,000   Wilmington Iron
                  & Metal Co.
                  (LOC: JPMorgan
                  Chase Bank)                      3.50         1/1/09             330,000
        490,000   Diaz-Upton LLC
                  (LOC: State
                  Street Bank)                     2.05         1/2/09             490,000
      3,925,000   Capital Markets
                  Access (LOC:
                  Suntrust Bank)                   1.50         1/3/09           3,925,000
      1,646,000   AK Indl Dev &
                  Expt Auth
                  (LOC: Wells
                  Fargo Bank)                      3.90         1/7/09           1,646,000
        250,000   Chattanooga TN
                  Hlth Edl & Hsg
                  Fac Bd MFH
                  (Windridge-B)
                  (LOC: FNMA)                      3.50         1/7/09             250,000
        500,000   Goson Project
                  Ser 1997
                  (LOC: FHLB)                      3.42         1/7/09             500,000
      1,160,000   Greenville SC
                  Mem Aud
                  (Bi-Lo Ctr) (LOC:
                  Bank of America)                 2.75         1/7/09           1,160,000
        460,000   Lee Co GA Dev
                  Auth Rev (B & B Dealership) (LOC:
                  Suntrust Bank)                   1.55         1/7/09             460,000
      1,500,000   NJ Economic Dev
                  Auth Rev (Cascade
                  Corp.-Ser C)
                  (LOC:  Bank of
                  America NA)                      3.00         1/7/09           1,500,000
        700,000   NY St Hsg Fin
                  Agy Rev
                  (LOC: FHLMC)                     1.75         1/7/09             700,000
      2,215,000   Palm Beach Co
                  FL Arpt Rev (Galaxy
                   Aviation PJ-B)                  4.25         1/7/09           2,215,000
      3,000,000   Raleigh NC COP
                  (LOC: Wachovia
                  Bank NA)                         2.00         1/7/09           3,000,000
      3,370,000   Robert C Fox
                  (Fox Racing Shox)
                  Ser 03 (LOC:
                  Comerica Bank)                   2.00         1/7/09           3,370,000
         40,000   St Johns Co FL HFA
                  (Ponce Harbor Apts)
                  (LOC: FNMA)                      3.50         1/7/09              40,000
      2,000,000   St Pauls Episcopal
                  Church of Indianapolis
                  IN (LOC: JPMorgan
                  Chase Bank)                      1.44         1/7/09           2,000,000
      1,305,000   Tennis for Charity,
                  Inc. OH Rev (LOC: JPMorgan Chase
                  Bank)                            2.30         1/7/09           1,305,000
         50,000   Volusia Co FL HFA
                  MFH (Sunrise Pointe)
                  (LOC: Bank
                  of America)                      2.75         1/7/09              50,000
------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES*                                       $       84,699,650
------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.2%
      2,608,837   Overseas Private
                  Investment
                  Corp. FRN                         .65         1/7/09           2,608,837
      2,000,000   Overseas Private
                  Investment
                  Corp. FRN                         .65         1/7/09           2,000,000
------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                                                      $        4,608,837
------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSITS/TIME DEPOSITS -- 11.0%
      1,000,000   Credit Suisse
                  New York FRN                      .14         1/1/09             992,386
      3,300,000   Bank of
                  Montreal-Chicago
                  FRN                              4.46        1/22/09           3,300,000
      2,000,000   PNC Bank
                  NA FRN                            .45        1/27/09           1,997,986
      3,750,000   Royal Bank
                  of Canada - NY                   5.29         2/2/09           3,752,097
      2,255,000   Bank of New York                 5.05         3/3/09           2,260,825
      3,485,000   Suntrust Bank                    4.42        6/15/09           3,489,914
------------------------------------------------------------------------------------------
TOTAL CERTIFICATE OF
DEPOSITS/TIME DEPOSITS                                                  $       15,793,208
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.5%
(COST $142,287,893)                                                     $      142,287,893
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                                      778,275
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                    $      143,066,168
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   32
-----
----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

Capital Support Agreement - See Footnote 10 in notes to financial statements.

ISSUER                          EXPIRATION DATE            VALUE ($)
-------------------------       ----------------           ---------
Touchstone Advisors, Inc.       January 31, 2009              $ 0

*     Maturity date represents the next reset date.

** Security is covered by a Capital Support Agreement with Touchstone Advisors, Inc. as discussed more fully in the notes to financial statements.

BANS - Bond Anticipation Notes
CDA -Communities Development Authority
COP - Certificate of Participation
FHLB - Federal Home Loan Bank
FHLMC-Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Line of Credit
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
RB - Revenue Bond
UTGO - Unlimited Tax General Obligation

The accompanying notes are an integral part of the financial statements.

                                                                           33
                                                                           -----
                                              ----------------------------------
                                              TOUCHSTONE THIRD AVENUE VALUE FUND
                                              ----------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

Touchstone Third Avenue Value Fund

SUB-ADVISED BY THIRD AVENUE MANAGEMENT LLC

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Third Avenue Value Fund was -38.50% for the year ended December 31, 2008. The total return of the Russell 3000(R) Value Index was -36.25% for the same period.

Third Avenue adheres to a disciplined value approach to investing. It performs a thorough, bottom-up analysis to identify companies that are believed to be "safe and cheap" based on their financial strength, quality management teams, readily available financial information and disclosure, and prices below their private market values. Third Avenue also looks for companies with strong balance sheets, believed to be an indicator of a company's long term staying power and its ability to outperform in rough times.

PORTFOLIO REVIEW

December concluded a very challenging year for equity markets with virtually all benchmarks ending the 12-month period in deep negative territory. A worsening global credit crisis led to extreme investor pessimism, which in turn resulted in persistent market volatility. While the situation may seem bleak from a top-down perspective, an analysis that incorporates a longer-term, bottom-up approach of individual companies indicates that this is an opportunity of a lifetime for patient deep value investors such as Third Avenue.

As we have written in the past, the macro environment has little influence on the process by which we select investments. The events occurring in the global financial markets over the past year have further emphasized the importance of investing in companies with sound balance sheets, which do not need continuous access to the capital markets. We have been identifying companies with strong financials, which we believe have excellent prospects for increasing net asset value. We are taking advantage of the current environment and positioning the Fund for the long run by acquiring shares of companies that meet our stringent financial and valuation criteria and are now selling at unprecedented valuation levels.

Key detractors to performance included some of the Fund's real estate-related holdings. Shares of Forest City Enterprises and Brookfield Asset Management, the Fund's top detractors during the year, declined amid the ongoing downturn in real estate. Forest City, in particular, was also impacted by concerns regarding upcoming property re-financing. Also among the top detractors were some of the Fund's energy holdings, which weakened on the heels of falling oil and natural gas prices. Despite these near-term challenges, we believe the fundamentals and long-term business outlooks for all of these holdings remain solid.

On the positive side, there has been a huge flight to quality into well-capitalized regional banks, such as NewAlliance Bancshares. Given its low-cost, diversified capital base as a depository institution, the company was the Fund's top stock specific contributor.

CURRENT STRATEGY AND OUTLOOK

Third Avenue has a long term horizon and a value-oriented investment approach of identifying well-managed businesses that we understand, are trading at discounts to readily ascertainable net asset values. This disciplined approach has historically delivered excellent returns with limited downside over the long term, despite short term fluctuations that have prevailed in turbulent markets.

   34
-----
----------------------------------
TOUCHSTONE THIRD AVENUE VALUE FUND
----------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

We are very excited by the opportunities that the continuing market volatility creates for patient investors to invest in solid companies at severely discounted prices. We believe our disciplined, value-oriented approach, with its focus on balance sheet strength, will reward investors in the long run.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                Ten Years
           Ended                      Ended                      Ended
          12/31/08                   12/31/08                  12/31/08
          (38.50%)                    0.69%                      3.02%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                    Ten Years
                                      Ended
                                    12/31/08
                                     34.71%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                           Russell 3000(R) Value
          Touchstone Third Avenue Value Fund                    (Major Index)

 Date                 Balance                                      Balance
 ----                 -------                                      -------
12/31/98               10,000                                       10,000
12/31/99                8,786                                       10,665
12/31/00                9,767                                       11,522
12/31/01               11,254                                       11,024
12/31/02                9,286                                        9,350
12/31/03               13,018                                       12,262
12/31/04               16,393                                       14,339
12/31/05               19,247                                       15,321
12/31/06               22,302                                       18,744
12/31/07               21,902                                       18,555
12/31/08               13,470                                       11,829

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 14, 1992.

                                                                           35
                                                                           -----
                                              ----------------------------------
                                              TOUCHSTONE THIRD AVENUE VALUE FUND
                                              ----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2008

      Shares                                                                   Value
COMMON STOCKS -- 72.1%
   CONSUMER DISCRETIONARY -- 4.1%
          7,650   JAKKS Pacific, Inc.*                                  $          157,820
         61,700   Journal Communications, Inc.                                     151,165
         18,210   MDC Holdings, Inc.                                               551,763
         32,000   Russ Berrie and Company, Inc.*                                    95,040
         24,700   Skyline Corp.                                                    493,753
         89,361   Superior Industries International, Inc.+                         940,077
------------------------------------------------------------------------------------------
                                                                                 2,389,618
------------------------------------------------------------------------------------------
   ENERGY -- 13.9%
         58,655   Bristow Group, Inc.*+                                          1,571,367
        174,093   Bronco Drilling Company, Inc.*                                 1,124,641
         67,648   Cimarex Energy Company                                         1,811,613
        253,859   Pioneer Drilling Company*                                      1,413,995
         23,800   St. Mary Land & Exploration Company                              483,378
         35,000   Tidewater, Inc.                                                1,409,450
          8,200   Whiting Petroleum Corp.*                                         274,372
------------------------------------------------------------------------------------------
                                                                                 8,088,816
------------------------------------------------------------------------------------------
   FINANCIALS -- 25.5%
         15,000   Ambac Financial Group, Inc.+                                      19,500
         11,000   Arch Capital Group Ltd.*                                         771,100
         79,258   Bank of New York Mellon Corp.                                  2,245,378
        131,737   Brookfield Asset
                  Management, Inc. - Class A+                                    2,011,624
         38,697   Brookline Bancorp, Inc.                                          412,123
          9,500   Capital Southwest Corp.                                        1,027,520
         53,800   CIT Group, Inc.+                                                 244,252
         91,500   Forest City Enterprises, Inc. - Class A                          613,050
         48,523   Investment Technology Group, Inc.*                             1,102,443
         40,250   Legg Mason, Inc.                                                 881,878
        118,529   MBIA, Inc.*                                                      482,413
         66,970   NewAlliance Bancshares, Inc.+                                    881,995
         32,150   Origen Financial, Inc.                                            18,969
         46,800   Phoenix Companies, Inc. (The)                                    153,036
         15,420   ProLogis+                                                        214,184
         24,100   St. Joe Company (The)*+                                          586,112
         63,525   Tokio Marine Holdings, Inc. - ADR                              1,846,037
         45,125   Westwood Holdings Group, Inc.+                                 1,282,001
------------------------------------------------------------------------------------------
                                                                                14,793,615
------------------------------------------------------------------------------------------
   HEALTH CARE -- 3.3%
         60,800   Cross Country Healthcare, Inc.*                                  534,432
         78,000   Pfizer, Inc.                                                   1,381,380
------------------------------------------------------------------------------------------
                                                                                 1,915,812
------------------------------------------------------------------------------------------
   INDUSTRIALS -- 1.3%
         51,300   Alamo Group, Inc.                                                766,935
------------------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 15.7%
          7,850   Alliance Data Systems Corp.*+                                    365,261
         30,000   Applied Materials, Inc.                                          303,900
        169,000   AVX Corp.+                                                     1,341,859
         24,600   Bel Fuse, Inc. - Class B                                         521,520
         76,000   Electro Scientific Industries, Inc.*                             516,040
         62,600   Electronics For Imaging, Inc.*                                   598,456
         14,000   Fair Isaac Corp.+                                                236,040
         75,000   Intel Corp.+                                                   1,099,500
         30,600   Lexmark International, Inc. - Class A*                           823,140
         28,707   Sybase, Inc.*+                                                   711,072
        387,808   Sycamore Networks, Inc.*                                       1,043,204
         30,700   Synopsys, Inc.*+                                                 568,564
        243,000   Tellabs, Inc.*                                                 1,001,160
------------------------------------------------------------------------------------------
                                                                                 9,129,716
------------------------------------------------------------------------------------------
   MATERIALS -- 8.2%
         74,474   Louisiana-Pacific Corp.                                          116,179
        118,187   P.H. Glatfelter Company                                        1,099,139
         36,300   POSCO - ADR+                                                   2,731,576
         50,780   Westlake Chemical Corp.+                                         827,206
------------------------------------------------------------------------------------------
                                                                                 4,774,100
------------------------------------------------------------------------------------------
   UTILITIES -- 0.1%
          5,269   Brookfield Infrastructure
                  Partners, LP                                                      59,013
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                     $       41,917,625
------------------------------------------------------------------------------------------
FOREIGN STOCKS -- 23.3%
   CONSUMER DISCRETIONARY -- 4.1%
        110,000   Toyota Industries Corp.                                        2,367,558
------------------------------------------------------------------------------------------
   ENERGY -- 4.4%
         49,400   EnCana Corp.                                                   2,296,112
         20,000   Nabors Industries, Ltd.*                                         239,400
------------------------------------------------------------------------------------------
                                                                                 2,535,512
------------------------------------------------------------------------------------------
   FINANCIALS -- 8.6%
        433,000   Henderson Land
                  Development Co., Ltd.                                          1,619,453
        172,500   Investor AB - Class A*+                                        2,566,701
         50,000   Mitsui Fudosan Co., Ltd.                                         832,923
------------------------------------------------------------------------------------------
                                                                                 5,019,077
------------------------------------------------------------------------------------------
   HEALTH CARE -- 0.9%
         23,000   Daiichi Sankyo Company, Ltd.                                     543,463
------------------------------------------------------------------------------------------
   INDUSTRIALS -- 2.8%
        320,000   Hutchison Whampoa, Ltd.                                        1,615,388
------------------------------------------------------------------------------------------
   MATERIALS -- 2.5%
         58,700   Lanxess                                                        1,150,324
        100,000   TimberWest Forest Corp.                                          286,756
------------------------------------------------------------------------------------------
                                                                                 1,437,080
------------------------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                                    $       13,518,078
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 28.5%
     13,819,850   Invesco AIM Liquid Assets Portfolio **                        13,819,850
      2,726,733   Touchstone Institutional
                  Money Market Fund^                                             2,726,733
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                  $       16,546,583
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 123.9%
(COST $88,452,230)                                                      $       71,982,286
LIABILITIES IN EXCESS OF OTHER ASSETS -- (23.9%)                               (13,873,541)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                    $       58,108,745
------------------------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2008, was $13,895,120.

**    Represents collateral for securities loaned.

ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

   36
-----
--------------------
TOUCHSTONE ETF FUNDS
--------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(Unaudited)

TOUCHSTONE ETF FUNDS

SUB-ADVISED BY TODD INVESTMENT ADVISORS, INC.

TOUCHSTONE AGGRESSIVE ETF FUND
TOUCHSTONE CONSERVATIVE ETF FUND
TOUCHSTONE ENHANCED ETF FUND
TOUCHSTONE MODERATE ETF FUND

Four Exchanged Traded Funds (ETF) of Funds are available for investors seeking "lifestyle" products for their annuity holdings. Strategic options include the Conservative, Moderate and Aggressive ETF Funds. These funds use asset allocations of up to nine ETFs that should not change dramatically over time, with higher bond weights for the more conservative funds, and lower bond weights for the more aggressive funds. The fourth option, the Enhanced ETF Fund, uses a tactical asset allocation in an effort to generate better returns.

PERFORMANCE AND MARKET OVERVIEW

The Touchstone Conservative ETF Fund's total return was -9.49% for the year ended December 31, 2008. The total return of the Barclays Capital Aggregate Bond Index was 5.24% for the same period. The Touchstone Moderate ETF Fund's total return was -20.34%, the Touchstone Aggressive ETF Fund -29.12%, and the Touchstone Enhanced ETF Fund -31.40% for the year ended December 31, 2008. The total return of the S&P 1500 Composite Index was -36.71% for the same period. The specific blended benchmark returns were -10.84% for the Conservative ETF Fund, -21.39% for the Moderate ETF Fund, -29.28% for the Aggressive ETF Fund, and -33.05% for the Enhanced ETF Fund.

The Conservative, Moderate and Aggressive ETF Funds outperformed their blended benchmarks during the year because their strategic allocations included international stocks, which performed better than domestic stocks. The tactical Enhanced ETF Fund outperformed its blended benchmark as well, and we believe it is well positioned to continue its good long-term track record.

PORTFOLIO REVIEW

We saw many rare economic events during one year. Equity markets declined more than any other time since the 1930s, banks and brokers failed, hedge funds collapsed and the economy entered into what seems to be the worst recession since World War II. Most strategists did not expect the massive selling that occurred. Investors fled to investments that offered less risk, which favored the Fund's style of large cap, high quality investing. Against this backdrop, the Federal Reserve, Treasury, and Congress have been working overtime to remedy the crisis. Even though banks are unwilling to lend, the Fed has been forcing money into the financial system. Despite these efforts, the economy is likely to remain under pressure for most of the coming year.

The commercial paper market effectively shut down for some borrowers. Banks who relied on commercial paper reigned in credit so businesses, homeowners and auto buyers were unable to obtain financing. Shipments from foreign ports were in the same situation, so goods were not shipped and demand for energy, copper, iron, steel, aluminum and other commodities plummeted. As financing dried up, economic activity began to stall. While economic growth is not expected to pick up anytime soon, yields on government bonds are at historic lows. Eventually, this should spur more of an appetite for riskier assets like corporate bonds and stocks. We sense that the stock market is trying to put a bottom in place; however, the bottoming process could take a couple of quarters and it may drift sideways while awaiting a recovery.

                                                                           37
                                                                           -----
                                                            --------------------
                                                            TOUCHSTONE ETF FUNDS
                                                            --------------------

--------------------------------------------------------------------------------

CURRENT STRATEGY AND OUTLOOK

Allocations for the strategically-oriented Conservative, Moderate and Aggressive ETF Funds holdings were adjusted as of May 1, 2008 and are adjusted annually based on longer-term market signals. In addition, their bond weights are pre-determined. The Conservative ETF Fund targets 65 percent bonds, while the Moderate and Aggressive target 40 percent and 20 percent, respectively. Within the remaining stock portion, approximately 20 percent is allocated to international stocks through the ETF that tracks the MSCI EAFE index. The remaining stock allocations are formed by analyzing long-term risk/return patterns to determine the relative attractiveness and risk associated with each potential investment. Consequently, the strategically-oriented Funds favored mid cap, and to a lesser extent small cap stocks, as compared with the S&P 1500 Index. The Funds also tended to modestly favor value over growth. We believe this allocation strategy positions the Funds for a favorable trade-off of risk and return over the long term.

The tactically-oriented Enhanced ETF Fund holdings were adjusted on November 1, 2008 and are adjusted semi-annually based on shorter-term market signals in an attempt to provide higher return with a minimal increase in risk. Because of shifts in market preferences during 2008, the Fund's allocations were adjusted to favor bonds, small-cap growth, and large-cap growth stocks. The updated allocations moved the Fund to an underweight position in mid-cap growth and international stocks, and an overweight position in small-cap growth and small-cap value stocks.

   38
-----
------------------------------
TOUCHSTONE AGGRESSIVE ETF FUND
------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
               One Year                                     Since
                 Ended                                    Inception
               12/31/08                                    7/16/04
               (29.12%)                                    (0.88%)
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                      Since
                                    Inception
                                     7/16/04
                                     (3.88%)
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                       Blend: 80% S&P 1500 - 20%
            Touchstone Aggressive     S&P 1500        Barclays Capital Aggregate
                  ETF Fund          (Major Index)       Bond Index (Minor Index)

   Date           Balance              Balance                  Balance
   ----           -------              -------                  -------
 7/16/2004         10,000               10,000                   10,000
 9/30/2004         10,100               10,168                   10,184
12/31/2004         10,862               11,147                   10,988
 3/31/2005         10,661               10,925                   10,802
 6/30/2005         10,853               11,113                   11,016
 9/30/2005         11,184               11,534                   11,335
12/31/2005         11,365               11,781                   11,542
 3/31/2006         11,858               12,353                   11,976
 6/30/2006         11,707               12,142                   11,811
 9/30/2006         12,180               12,728                   12,356
12/31/2006         12,901               13,593                   13,059
 3/31/2007         13,105               13,750                   13,219
 6/30/2007         13,707               14,605                   13,863
 9/30/2007         13,911               14,848                   14,126
12/31/2007         13,562               14,346                   13,829
 3/31/2008         12,644               13,009                   12,857
 6/30/2008         12,324               12,753                   12,628
 9/30/2008         11,394               11,694                   11,778
12/31/2008          9,612                9,080                    9,779

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

                                                                           39
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE CONSERVATIVE ETF FUND
                                                --------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
               One Year                                     Since
                 Ended                                    Inception
               12/31/08                                    7/16/04
               (9.49%)                                      2.68%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                      Since
                                    Inception
                                     7/16/04
                                     12.54%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                 Touchstone      Barclays Capital      Blend: 35% S&P 1500 - 65%
                Conservative      Aggregate Bond      Barclays Capital Aggregate
                  ETF Fund      Index (Major Index)    Bond Index (Minor Index)

   Date           Balance            Balance                    Balance
   ----           -------            -------                    -------
 7/16/2004         10,000             10,000                     10,000
 9/30/2004         10,121             10,248                     10,220
12/31/2004         10,523             10,345                     10,628
 3/31/2005         10,412             10,296                     10,521
 6/30/2005         10,655             10,606                     10,790
 9/30/2005         10,756             10,534                     10,885
12/31/2005         10,871             10,597                     11,009
 3/31/2006         11,044             10,528                     11,150
 6/30/2006         10,942             10,520                     11,077
 9/30/2006         11,358             10,920                     11,539
12/31/2006         11,757             11,056                     11,906
 3/31/2007         11,920             11,222                     12,070
 6/30/2007         12,166             11,163                     12,292
 9/30/2007         12,431             11,480                     12,591
12/31/2007         12,433             11,825                     12,688
 3/31/2008         12,203             12,081                     12,453
 6/30/2008         12,026             11,958                     12,284
 9/30/2008         11,609             11,900                     11,888
12/31/2008         11,253             12,445                     11,312

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

   40
-----
----------------------------
TOUCHSTONE ENHANCED ETF FUND
----------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
               One Year                                     Since
                 Ended                                    Inception
               12/31/08                                    7/16/04
               (31.40%)                                    (0.23%)
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                      Since
                                    Inception
                                     7/16/04
                                     (1.04%)
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                      Blend: 90% S&P 1500 - 10%
            Touchstone Enhanced        S&P 1500       Barclays Capital Aggregate
                  ETF Fund          (Major Index)      Bond Index (Minor Index)

   Date           Balance              Balance                  Balance
   ----           -------              -------                  -------
 7/16/2004         10,000               10,000                   10,000
 9/30/2004         10,159               10,168                   10,176
12/31/2004         11,334               11,147                   11,068
 3/31/2005         11,063               10,925                   10,864
 6/30/2005         11,324               11,113                   11,065
 9/30/2005         11,826               11,534                   11,434
12/31/2005         12,018               11,781                   11,661
 3/31/2006         13,052               12,353                   12,164
 6/30/2006         12,681               12,142                   11,976
 9/30/2006         12,851               12,728                   12,541
12/31/2006         13,867               13,593                   13,324
 3/31/2007         14,140               13,750                   13,483
 6/30/2007         14,889               14,606                   14,231
 9/30/2007         14,959               14,850                   14,485
12/31/2007         14,426               14,346                   14,088
 3/31/2008         13,178               13,009                   12,937
 6/30/2008         13,334               12,753                   12,694
 9/30/2008         11,962               11,694                   11,740
12/31/2008          9,895                9,080                    9,432

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

                                                                           41
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MODERATE ETF FUND
                                                    ----------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
               One Year                                     Since
                 Ended                                    Inception
               12/31/08                                    7/16/04
               (20.34%)                                     0.87%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                      Since
                                    Inception
                                     7/16/04
                                      3.94%
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                       Blend: 60% S&P 1500 - 40%
            Touchstone Moderate       S&P 1500        Barclays Capital Aggregate
                  ETF Fund          (Major Index)       Bond Index (Minor Index)

   Date           Balance              Balance                  Balance
   ----           -------              -------                  -------
 7/16/2004         10,000               10,000                   10,000
 9/30/2004         10,120               10,168                   10,200
12/31/2004         10,751               11,147                   10,828
 3/31/2005         10,589               10,925                   10,678
 6/30/2005         10,821               11,113                   10,917
 9/30/2005         11,032               11,534                   11,135
12/31/2005         11,173               11,781                   11,305
 3/31/2006         11,515               12,353                   11,605
 6/30/2006         11,384               12,142                   11,482
 9/30/2006         11,837               12,728                   11,990
12/31/2006         12,399               13,593                   12,538
 3/31/2007         12,581               13,750                   12,700
 6/30/2007         12,998               14,606                   13,148
 9/30/2007         13,232               14,850                   13,429
12/31/2007         13,048               14,348                   13,318
 3/31/2008         12,468               13,011                   12,689
 6/30/2008         12,189               12,754                   12,487
 9/30/2008         11,496               11,696                   11,841
12/31/2008         10,394                9,080                   10,470

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

   42
-----
------------------------------
TOUCHSTONE AGGRESSIVE ETF FUND
------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2008

      Shares                                                                   Value
EXCHANGE TRADED FUNDS -- 99.1%
         36,200   iShares Barclays Aggregate
                  Bond Fund                                             $        3,760,455
         38,850   iShares MSCI EAFE Index Fund+                                  1,743,200
         10,620   iShares S&P 500 Index Fund+                                      960,473
         47,120   iShares S&P 500/BARRA
                  Growth Index Fund                                              2,117,102
         70,850   iShares S&P 500/BARRA
                  Value Index Fund+                                              3,201,002
          6,290   iShares S&P MidCap 400/
                  BARRA Growth Index Fund                                          348,781
          9,360   iShares S&P MidCap 400/
                  BARRA Value Index Fund                                           470,995
          2,840   iShares S&P SmallCap 600/
                  BARRA Growth Index Fund                                          126,522
          8,130   iShares S&P SmallCap 600/
                  BARRA Value Index Fund+                                          397,964
------------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                             $       13,126,494
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 24.2%
      2,998,070   Invesco AIM Liquid Assets Portfolio *                          2,998,070
        203,258   Touchstone Institutional
                  Money Market Fund^                                               203,258
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                  $        3,201,328
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 123.3%
(COST $21,339,842)                                                      $       16,327,822
LIABILITIES IN EXCESS OF OTHER ASSETS -- (23.3%)                                (3,085,597)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                    $       13,242,225
------------------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2008, was $2,960,403.

*     Represents collateral for securities loaned.

The accompanying notes are an integral part of the financial statements.

                                                                           43
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE CONSERVATIVE ETF FUND
                                                --------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2008

      Shares                                                                   Value
EXCHANGE TRADED FUNDS -- 98.9%
         30,970   iShares Barclays 1-3 Year
                  Treasury Bond Fund                                    $        2,621,858
        122,110   iShares Barclays
                  Aggregate Bond Fund                                           12,684,787
         21,200   iShares MSCI EAFE Index Fund+                                    951,244
          6,570   iShares S&P 500 Index Fund+                                      594,191
         23,560   iShares S&P 500/BARRA
                  Growth Index Fund                                              1,058,551
         34,740   iShares S&P 500/BARRA
                  Value Index Fund+                                              1,569,553
          5,070   iShares S&P MidCap 400/
                  BARRA Growth Index Fund                                          281,132
          5,720   iShares S&P MidCap 400/
                  BARRA Value Index Fund                                           287,830
          2,720   iShares S&P SmallCap 600/
                  BARRA Growth Index Fund                                          121,176
          2,720   iShares S&P SmallCap 600/
                  BARRA Value Index Fund+                                          133,144
------------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                             $       20,303,466
------------------------------------------------------------------------------------------
INVESTMENT FUND -- 15.3%
      3,145,007   Invesco AIM Liquid Assets Portfolio *                 $        3,145,007
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 114.2%
(COST $25,354,501)                                                      $       23,448,473
LIABILITIES IN EXCESS OF OTHER ASSETS -- (14.2%)                                (2,917,343)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                    $       20,531,130
------------------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2008, was $3,099,268.

*     Represents collateral for securities loaned.

The accompanying notes are an integral part of the financial statements.

   44
-----
----------------------------
TOUCHSTONE ENHANCED ETF FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2008

      Shares                                                                   Value
EXCHANGE TRADED FUNDS -- 99.1%
         53,030   iShares Barclays Aggregate
                  Bond Fund+                                            $        5,508,756
         15,340   iShares MSCI EAFE Index Fund+                                    688,306
        107,200   iShares S&P 500/BARRA
                  Growth Index Fund                                              4,816,496
         13,830   iShares S&P 500/BARRA
                  Value Index Fund                                                 624,839
         11,530   iShares S&P MidCap 400/
                  BARRA Growth Index Fund                                          639,339
         12,780   iShares S&P MidCap 400/
                  BARRA Value Index Fund                                           643,090
        103,780   iShares S&P SmallCap 600/
                  BARRA Growth Index Fund                                        4,623,399
         95,560   iShares S&P SmallCap 600/
                  BARRA Value Index Fund+                                        4,677,662
------------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                             $       22,221,887
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 29.0%
      6,137,227   Invesco AIM Liquid Assets Portfolio *                          6,137,227
        362,583   Touchstone Institutional
                  Money Market Fund^                                               362,583
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                  $        6,499,810
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 128.1%
(COST $33,595,032)                                                      $       28,721,697
Liabilities in Excess of Other Assets -- (28.1%)                                (6,308,933)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                    $       22,412,764
------------------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2008, was $6,139,654.

*     Represents collateral for securities loaned.

The accompanying notes are an integral part of the financial statements.

                                                                           45
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MODERATE ETF FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2008

      Shares                                                                   Value
EXCHANGE TRADED FUNDS -- 99.0%
        252,010   iShares Barclays Aggregate
                  Bond Fund+                                            $       26,178,800
         96,690   iShares MSCI EAFE Index Fund+                                  4,338,480
         26,720   iShares S&P 500 Index Fund                                     2,416,557
        122,180   iShares S&P 500/BARRA
                  Growth Index Fund                                              5,489,547
        178,490   iShares S&P 500/BARRA
                  Value Index Fund+                                              8,064,178
         14,120   iShares S&P MidCap 400/
                  BARRA Growth Index Fund                                          782,954
         23,570   iShares S&P MidCap 400/
                  BARRA Value Index Fund                                         1,186,042
          9,600   iShares S&P SmallCap 600/
                  BARRA Growth Index Fund                                          427,680
         18,380   iShares S&P SmallCap 600/
                  BARRA Value Index Fund+                                          899,701
------------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                             $       49,783,939
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 26.4%
     12,712,591   Invesco AIM Liquid Assets Portfolio *                         12,712,591
        561,626   Touchstone Institutional
                  Money Market Fund^                                               561,626
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                  $       13,274,217
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 125.4%
(COST $75,678,535)                                                      $       63,058,156
LIABILITIES IN EXCESS OF OTHER ASSETS -- (25.4%)                               (12,757,067)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                    $       50,301,089
------------------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2008, was $12,482,977.

*     Represents collateral for securities loaned.

The accompanying notes are an integral part of the financial statements.

   46
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                               December 31, 2008

                                                                        TOUCHSTONE                                      TOUCHSTONE
                                                                       BARON SMALL       TOUCHSTONE     TOUCHSTONE       LARGE CAP
                                                                       CAP GROWTH        CORE BOND      HIGH YIELD     CORE EQUITY
                                                                          FUND             FUND            FUND            FUND
ASSETS:
Investments, at cost                                                  $ 15,050,475     $ 39,104,165    $ 39,564,571    $ 79,099,062
-----------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                $    348,169     $  3,226,594    $ 10,599,230    $    731,719
Non-affiliated securities, at market value                              17,127,326       32,988,070      20,441,647      60,212,669
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $3,223,964, $42,825, $412,819,      $ 17,475,495     $ 36,214,664    $ 31,040,877    $ 60,944,388
           and $11,546,965 of securities loaned for the Baron Small
           Cap Growth Fund, Core Bond Fund, High Yield Fund,
           and Large Cap Core Equity Fund, respectively.
Cash                                                                            --               --          99,370              --
Receivable for:
      Dividends                                                              7,146            7,620          10,180         127,103
      Interest                                                                  --          305,109         541,885              --
      Fund shares sold                                                       3,069               --         275,292              --
      Investments sold                                                       2,179               --              --              --
      Securities lending income                                              7,065              434             879           7,960
-----------------------------------------------------------------------------------------------------------------------------------
           Total assets                                                 17,494,954       36,527,827      31,968,483      61,079,451
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
      Return of collateral for securities on loan                        3,208,901           44,000         432,209      11,718,584
      Fund shares redeemed                                                     578           12,704           2,969           8,145
      Investments purchased                                                     --          975,932       2,402,838              --
Payable to Investment Advisor                                                7,179           16,374           8,830          26,187
Payable to other affiliates                                                  5,399            7,643           5,512           7,418
Payable to Trustees                                                          4,231            4,231           4,231           4,083
Other accrued expenses                                                      25,495           31,527          30,663          50,445
-----------------------------------------------------------------------------------------------------------------------------------
           Total liabilities                                             3,251,783        1,092,411       2,887,252      11,814,862
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                            $ 14,243,171     $ 35,435,416    $ 29,081,231    $ 49,264,589
-----------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)                 1,413,205        3,734,892       5,271,926       7,362,076
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share        $      10.08     $       9.49    $       5.52    $       6.69
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
      Paid-in capital                                                 $ 13,431,462     $ 37,559,296    $ 38,155,140    $ 80,399,035
      Accumulated net investment income (loss)                                 244        1,889,191       2,027,665         761,831
      Accumulated net realized losses on investments                    (1,613,555)      (1,123,570)     (2,577,880)    (13,741,603)
      Net unrealized appreciation (depreciation) on investments          2,425,020       (2,889,501)     (8,523,694)    (18,154,674)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                           $ 14,243,171     $ 35,435,416    $ 29,081,231    $ 49,264,589
-----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                           47
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                         TOUCHSTONE      TOUCHSTONE      TOUCHSTONE
                                                                          MID CAP          MONEY        THIRD AVENUE
                                                                          GROWTH           MARKET           VALUE
                                                                           FUND             FUND             FUND
ASSETS:
Investments, at cost                                                   $  32,836,638   $ 142,287,893   $  88,452,230
--------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                 $     702,185   $          --   $   2,726,733
Non-affiliated securities, at market value                                24,338,885     142,287,893      69,255,553
--------------------------------------------------------------------------------------------------------------------
Investments, at value - including $4,207,878 and $13,895,120           $  25,041,070   $ 142,287,893   $  71,982,286
           of securities loaned for the Mid Cap Growth Fund
           and Third Avenue Value Fund, respectively.
Cash                                                                              --           9,022              --
Receivable for:
      Dividends                                                               28,895              --          49,751
      Interest                                                                    --         952,753              --
      Securities lending income                                                2,765              --          13,702
--------------------------------------------------------------------------------------------------------------------
           Total assets                                                   25,072,730     143,249,668      72,045,739
--------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
      Return of collateral for securities on loan                          4,267,946              --      13,819,850
      Fund shares redeemed                                                    16,683              --          35,883
      Investments purchased                                                   30,660              --              --
Payable to Investment Advisor                                                 11,358          23,935          24,386
Payable to other affiliates                                                    5,402          32,445           5,951
Payable to Trustees                                                            4,207           4,257           4,206
Other accrued expenses                                                        23,045         122,863          46,718
--------------------------------------------------------------------------------------------------------------------
           Total liabilities                                               4,359,301         183,500      13,936,994
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $  20,713,429   $ 143,066,168   $  58,108,745
--------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS I SHARES
      Net assets attributable to Class I shares                        $  20,713,429   $  52,789,696   $  58,108,745
      Shares of beneficial interest outstanding
         (unlimited number of shares authorized, no par value)             2,605,082      52,774,642       4,495,472
      Net asset value, offering price and redemption price per share   $        7.95   $        1.00   $       12.93
PRICING OF CLASS SC SHARES
      Net assets attributable to Class SC shares                       $          --   $  90,276,472   $          --
      Shares of beneficial interest outstanding
         (unlimited number of shares authorized, no par value)                    --      90,281,969              --
      Net asset value, offering price and redemption price per share   $          --   $        1.00   $          --
--------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
      Paid-in capital                                                  $  32,185,071   $ 143,310,913   $  74,346,805
      Accumulated net investment income                                       22,151              --         977,362
      Accumulated net realized losses on investments
         and foreign currency transactions                                (3,698,225)       (244,745)       (745,478)
      Net unrealized depreciation on investments
         and foreign currency transactions                                (7,795,568)             --     (16,469,944)
--------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                            $  20,713,429   $ 143,066,168   $  58,108,745
--------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   48
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities continued

                                                                        TOUCHSTONE       TOUCHSTONE     TOUCHSTONE      TOUCHSTONE
                                                                        AGGRESSIVE      CONSERVATIVE     ENHANCED        MODERATE
                                                                            ETF             ETF             ETF             ETF
                                                                           FUND            FUND            FUND            FUND
ASSETS:
Investments, at cost                                                   $ 21,339,842    $ 25,354,501    $ 33,595,032    $ 75,678,535
-----------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                 $    203,258    $         --    $    362,583    $    561,626
Non-affiliated securities, at market value                               16,124,564      23,448,473      28,359,114      62,496,530
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $2,960,403, $3,099,268, $6,139,654   $ 16,327,822    $ 23,448,473    $ 28,721,697    $ 63,058,156
           and $12,482,977 of securities loaned for the Aggressive
           ETF Fund, Conservative ETF Fund, Enhanced ETF Fund and
           Moderate ETF Fund, respectively.
Receivable for:
      Dividends                                                              13,801          58,822          20,272          95,762
      Investments sold                                                           --         773,014          74,586         107,139
      Securities lending income                                               2,248           3,419           2,653           8,254
      Tax reclaim receivable                                                     --              --              --           3,106
-----------------------------------------------------------------------------------------------------------------------------------
           Total assets                                                  16,343,871      24,283,728      28,819,208      63,272,417
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
      Bank overdraft                                                             --         569,810              --              --
      Return of collateral for securities on loan                         2,998,070       3,145,007       6,137,227      12,712,591
      Fund shares redeemed                                                    1,361           4,728          16,556          24,095
      Investments purchased                                                  72,402              --         216,261         168,576
Payable to Investment Advisor                                                 1,182           3,986           4,853          16,950
Payable to other affiliates                                                   5,276           5,183           5,642           5,529
Payable to Trustees                                                           4,231           4,208           4,231           3,872
Other accrued expenses                                                       19,124          19,676          21,674          39,715
-----------------------------------------------------------------------------------------------------------------------------------
           Total liabilities                                              3,101,646       3,752,598       6,406,444      12,971,328
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $ 13,242,225    $ 20,531,130    $ 22,412,764    $ 50,301,089
-----------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS I SHARES
      Net assets attributable to Class I shares                        $  7,360,888    $ 10,835,267    $ 19,556,773    $ 33,475,897
      Shares of beneficial interest outstanding
         (unlimited number of shares authorized, no par value)              943,928       1,065,293       3,157,278       3,461,752
      Net asset value, offering price and redemption price per share   $       7.80    $      10.17    $       6.19    $       9.67
PRICING OF CLASS SC SHARES
      Net assets attributable to Class SC shares                       $  5,881,337    $  9,695,863    $  2,855,991    $ 16,825,192
      Shares of beneficial interest outstanding
         (unlimited number of shares authorized, no par value)              757,388         956,810         462,286       1,746,999
      Net asset value, offering price and redemption price per share   $       7.77    $      10.13    $       6.18    $       9.63
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
      Paid-in capital                                                  $ 17,888,086    $ 22,115,214    $ 34,521,983    $ 62,737,838
      Accumulated net investment income                                     374,539         720,602         529,579       1,606,733
      Accumulated net realized losses on investments                         (8,380)       (398,658)     (7,765,463)     (1,423,103)
      Net unrealized depreciation on investments                         (5,012,020)     (1,906,028)     (4,873,335)    (12,620,379)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                            $ 13,242,225    $ 20,531,130    $ 22,412,764    $ 50,301,089
-----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                           49
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                            For the Year Ended December 31, 2008

                                                                         TOUCHSTONE                                    TOUCHSTONE
                                                                         BARON SMALL      TOUCHSTONE    TOUCHSTONE      LARGE CAP
                                                                         CAP GROWTH       CORE BOND     HIGH YIELD     CORE EQUITY
                                                                            FUND            FUND           FUND            FUND
INVESTMENT INCOME:
      Dividends from affiliated securities                             $     14,992    $     95,803    $     31,892    $     14,670
      Dividends from non-affiliated securities (a)                          107,150          29,948              --       1,251,547
      Interest                                                                    4       2,143,208       2,256,439              29
      Income from securities loaned                                          88,867           1,450           5,341          32,383
-----------------------------------------------------------------------------------------------------------------------------------
            Total investment income                                         211,013       2,270,409       2,293,672       1,298,629
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
      Investment advisory fees                                              213,940         217,450         126,590         348,998
      Administration fees                                                    40,751          79,073          50,636         107,384
      Compliance fees and expenses                                            1,497           2,241           1,609           3,693
      Custody fees                                                            3,555           2,185           6,153           1,992
      Professional fees                                                      19,099          20,787          19,949          16,015
      Shareholder servicing fees                                             48,901          30,291          32,576          57,049
      Transfer Agent fees                                                    30,000          30,000          30,000          31,400
      Trustee fees                                                            8,184           8,185           8,184           8,637
      Other expenses                                                          8,134          16,386          14,428          15,606
-----------------------------------------------------------------------------------------------------------------------------------
            Total expenses                                                  374,061         406,598         290,125         590,774
            Fees waived by the Administrator                                (40,751)        (11,752)        (24,118)        (53,976)
            Expenses reimbursed by the Investment Advisor                   (17,721)             --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
            Net expenses                                                    315,589         394,846         266,007         536,798
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                               (104,576)      1,875,563       2,027,665         761,831
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS:
      Net realized loss on investments                                   (1,600,432)       (328,508)       (758,200)     (6,812,912)
      Net change in unrealized appreciation/
         depreciation on investments                                     (6,131,217)     (2,926,808)     (7,182,895)    (19,314,678)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS                                         (7,731,649)     (3,255,316)     (7,941,095)    (26,127,590)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ (7,836,225)   $ (1,379,753)   $ (5,913,430)   $(25,365,759)
-----------------------------------------------------------------------------------------------------------------------------------

(a)   Net of foreign tax withholding of:                               $         --    $         --    $         --    $        538

The accompanying notes are an integral part of the financial statements.

   50
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Operations continued

                                                                        TOUCHSTONE       TOUCHSTONE      TOUCHSTONE
                                                                          MID CAP          MONEY        THIRD AVENUE
                                                                          GROWTH           MARKET           VALUE
                                                                           FUND             FUND            FUND
INVESTMENT INCOME:
      Dividends from affiliated securities                             $     32,269    $         --    $    291,972
      Dividends from non-affiliated securities (a)                          344,999         112,942       1,503,448
      Interest                                                                   70       4,651,613              95
      Income from securities loaned                                          45,041              --         191,876
-------------------------------------------------------------------------------------------------------------------
            Total investment income                                         422,379       4,764,555       1,987,391
-------------------------------------------------------------------------------------------------------------------
EXPENSES:
      Investment advisory fees                                              275,847         239,598         742,918
      Administration fees                                                    68,962         266,436         186,265
      Compliance fees and expenses                                            2,529           4,134           4,231
      Custody fees                                                            8,086           5,671          18,481
      Money Market Insurance                                                     --          25,376              --
      Professional fees                                                      19,610          23,960          22,683
      Shareholder servicing fees - Class I                                   49,713         100,320         204,890
      Shareholder servicing fees - Class SC                                      --         201,015              --
      Transfer Agent fees                                                    30,000          30,000          30,000
      Trustee fees                                                            8,160           8,294           8,179
      Other expenses                                                          4,350           6,951          27,248
-------------------------------------------------------------------------------------------------------------------
            Total expenses                                                  467,257         911,755       1,244,895
            Fees waived by the Administrator                                (67,029)             --        (186,265)
            Expenses reimbursed by the Investment Advisor                        --              --         (72,777)
-------------------------------------------------------------------------------------------------------------------
            Net expenses                                                    400,228         911,755         985,853
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        22,151       3,852,800       1,001,538
-------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized gain (loss) on:
            Investments                                                  (3,005,563)             --       1,686,607
            Foreign currency                                                     --              --            (101)
-------------------------------------------------------------------------------------------------------------------
                                                                         (3,005,563)             --       1,686,506
-------------------------------------------------------------------------------------------------------------------
      Net change in unrealized appreciation/
         depreciation on investments                                    (12,379,160)             --     (42,348,407)
-------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS                                        (15,384,723)             --     (40,661,901)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $(15,362,572)   $  3,852,800    $(39,660,363)
-------------------------------------------------------------------------------------------------------------------

(a)   Net of foreign tax withholding of:                               $        307    $         --    $     68,713

The accompanying notes are an integral part of the financial statements.

                                                                           51
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                         TOUCHSTONE     TOUCHSTONE      TOUCHSTONE     TOUCHSTONE
                                                                         AGGRESSIVE    CONSERVATIVE      ENHANCED       MODERATE
                                                                            ETF             ETF            ETF            ETF
                                                                            FUND            FUND           FUND           FUND
INVESTMENT INCOME:
      Dividends from affiliated securities                             $      5,807    $      8,658    $      8,726    $     17,935
      Dividends from non-affiliated securities                              472,388         839,729         726,353       1,942,277
      Interest                                                                   --              12              34             178
      Income from securities loaned                                          20,392          39,873          26,085          71,185
-----------------------------------------------------------------------------------------------------------------------------------
            Total investment income                                         498,587         888,272         761,198       2,031,575
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
      Investment advisory fees                                               67,565          89,984         132,866         226,965
      Administration fees                                                    33,782          44,992          66,433         114,318
      Compliance fees and expenses                                            1,342           1,820           1,952           3,785
      Custody fees                                                            2,765           3,956           3,753           2,989
      Professional fees                                                      19,378          18,534          19,689          19,912
      Shareholder servicing fees - Class I                                   24,958          33,779          74,306          80,792
      Shareholder servicing fees - Class SC                                  17,283          22,461           8,722          48,877
      Transfer Agent fees                                                    30,000          30,000          30,000          30,355
      Trustees fees                                                           8,182           8,157           8,187           8,675
      Other expenses                                                          4,788           4,035           6,365           8,077
-----------------------------------------------------------------------------------------------------------------------------------
            Total expenses                                                  210,043         257,718         352,273         544,745
            Fees waived by the Administrator                                (33,782)        (44,992)        (66,433)       (114,318)
            Fees waived and/or expenses reimbursed by the Advisor           (49,578)        (44,056)        (36,785)         (2,202)
-----------------------------------------------------------------------------------------------------------------------------------
            Net expenses                                                    126,683         168,670         249,055         428,225
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       371,904         719,602         512,143       1,603,350
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
            Net realized gain (loss) on investments                          43,577        (337,588)     (7,715,153)     (1,314,636)
            Net change in unrealized appreciation/
               depreciation on investments                               (6,036,298)     (2,554,010)     (4,525,410)    (14,564,489)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS                                         (5,992,721)     (2,891,598)    (12,240,563)    (15,879,125)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ (5,620,817)   $ (2,171,996)   $(11,728,420)   $(14,275,775)
-----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   52
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            TOUCHSTONE                      TOUCHSTONE                       TOUCHSTONE
                                          BARON SMALL CAP                   CORE BOND                        HIGH YIELD
                                            GROWTH FUND                        FUND                             FUND
                                    ----------------------------    ----------------------------    ----------------------------
                                       FOR THE         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                        YEAR            YEAR            YEAR            YEAR            YEAR            YEAR
                                        ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        2008            2007            2008            2007            2008            2007
FROM OPERATIONS:
    Net investment income (loss)    $   (104,576)   $   (203,934)   $  1,875,563    $  1,778,339    $  2,027,665    $  2,349,654
    Net realized gain (loss)
       on investments                 (1,600,432)      3,647,541        (328,508)         63,397        (758,200)       (124,535)
    Net change in unrealized
       appreciation/depreciation
       on investments                 (6,131,217)     (2,617,954)     (2,926,808)        190,518      (7,182,895)     (1,788,964)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets from operations         (7,836,225)        825,653      (1,379,753)      2,032,254      (5,913,430)        436,155
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                     --              --      (1,783,848)     (1,720,286)     (2,349,654)     (2,416,208)
    Realized capital gains            (3,402,506)     (3,431,149)             --              --              --              --
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions     (3,402,506)     (3,431,149)     (1,783,848)     (1,720,286)     (2,349,654)     (2,416,208)
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
    Proceeds from shares sold          2,515,962       4,646,940       6,743,080       7,399,330      22,487,185      12,757,426
    Reinvestment of dividends
       and distributions               3,402,506       3,431,149       1,783,849       1,720,286       2,349,655       2,416,209
    Cost of shares redeemed           (6,652,418)     (8,359,976)     (9,575,212)     (7,141,799)    (15,411,019)    (22,635,767)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   from share transactions               (733,950)       (281,887)     (1,048,283)      1,977,817       9,425,821      (7,462,132)
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)
   in net assets                     (11,972,681)     (2,887,383)     (4,211,884)      2,289,785       1,162,737      (9,442,185)
NET ASSETS:
    Beginning of year                 26,215,852      29,103,235      39,647,300      37,357,515      27,918,494      37,360,679
--------------------------------------------------------------------------------------------------------------------------------
    End of year                     $ 14,243,171    $ 26,215,852    $ 35,435,416    $ 39,647,300    $ 29,081,231    $ 27,918,494
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment
   income (loss)                    $        244    $        244    $  1,889,191    $  1,796,882    $  2,027,665    $  2,349,654
--------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                           53
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                          TOUCHSTONE                        TOUCHSTONE
                                                                           LARGE CAP                      MID CAP GROWTH
                                                                        CORE EQUITY FUND                       FUND
                                                                ------------------------------    ------------------------------
                                                                   FOR THE          FOR THE          FOR THE          FOR THE
                                                                     YEAR             YEAR             YEAR             YEAR
                                                                     ENDED            ENDED            ENDED            ENDED
                                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                     2008             2007             2008             2007
FROM OPERATIONS:
    Net investment income (loss)                                $     761,831    $     499,159    $      22,151    $    (121,345)
    Net realized gain (loss) on investments                        (6,812,912)       3,632,052       (3,005,563)       5,281,511
    Net change in unrealized appreciation/
       depreciation on investments                                (19,314,678)      (2,848,575)     (12,379,160)        (120,860)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations             (25,365,759)       1,282,636      (15,362,572)       5,039,306
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                            (499,159)        (551,626)              --               --
    Realized capital gains                                         (3,349,815)        (232,828)      (5,702,417)      (7,572,280)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                  (3,848,974)        (784,454)      (5,702,417)      (7,572,280)
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
    Proceeds from shares sold                                       4,874,772        6,312,106        3,273,356       21,314,709
    Reinvestment of dividends and distributions                     3,848,972          784,455        5,702,417        7,572,281
    Proceeds from shares issued in connection with merger (a)      63,380,471               --               --               --
    Cost of shares redeemed                                       (18,987,125)      (8,517,892)     (13,553,155)     (15,214,075)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from share transactions                    53,117,090       (1,421,331)      (4,577,382)      13,672,915
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            23,902,357         (923,149)     (25,642,371)      11,139,941
NET ASSETS:
    Beginning of year                                              25,362,232       26,285,381       46,355,800       35,215,859
--------------------------------------------------------------------------------------------------------------------------------
    End of year                                                 $  49,264,589    $  25,362,232    $  20,713,429    $  46,355,800
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                               $     761,831    $     499,159    $      22,151    $          --
--------------------------------------------------------------------------------------------------------------------------------

(a)   See Footnote 9 in notes to financial statements.

The accompanying notes are an integral part of the financial statements.

   54
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                                                         TOUCHSTONE                        TOUCHSTONE
                                                                        MONEY MARKET                      THIRD AVENUE
                                                                            FUND                           VALUE FUND
                                                                ------------------------------    ------------------------------
                                                                   FOR THE          FOR THE          FOR THE          FOR THE
                                                                     YEAR             YEAR             YEAR             YEAR
                                                                     ENDED            ENDED            ENDED            ENDED
                                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                     2008             2007             2008             2007
FROM OPERATIONS:
    Net investment income                                       $   3,852,800    $   4,544,522    $   1,001,538    $   1,378,129
    Net realized gain (loss) on:
       Investments                                                         --               67        1,686,607       11,130,362
       Foreign currency                                                    --               --             (101)          (8,409)
--------------------------------------------------------------------------------------------------------------------------------
                                                                           --               67        1,686,506       11,121,953
--------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation/
       depreciation on investments                                         --               --      (42,348,407)     (15,271,653)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations               3,852,800        4,544,589      (39,660,363)      (2,771,571)
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income, Class I                                 (1,553,396)      (2,126,551)      (1,369,720)        (906,245)
    Net investment income, Class SC                                (2,299,404)      (2,417,971)              --               --
    Realized capital gains, Class I                                        --               --      (10,752,926)      (7,786,035)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                  (3,852,800)      (4,544,522)     (12,122,646)      (8,692,280)
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
    Proceeds from shares sold                                      66,890,577       45,878,438        8,202,184       38,871,642
    Reinvestment of dividends and distributions                     1,551,365        2,121,448       12,122,649        8,692,282
    Cost of shares redeemed                                       (60,640,101)     (40,268,608)     (31,150,402)     (40,712,933)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class I share
   transactions                                                     7,801,841        7,731,278      (10,825,569)       6,850,991
--------------------------------------------------------------------------------------------------------------------------------
CLASS SC
    Proceeds from shares sold                                     104,207,881       98,888,631               --               --
    Reinvestment of dividends and distributions                     2,298,410        2,414,052               --               --
    Cost of shares redeemed                                       (71,814,146)     (84,829,289)              --               --
--------------------------------------------------------------------------------------------------------------------------------
Net increase from Class SC share transactions                      34,692,145       16,473,394               --               --
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            42,493,986       24,204,739      (62,608,578)      (4,612,860)
NET ASSETS:
    Beginning of year                                             100,572,182       76,367,443      120,717,323      125,330,183
--------------------------------------------------------------------------------------------------------------------------------
    End of year                                                 $ 143,066,168    $ 100,572,182    $  58,108,745    $ 120,717,323
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                               $          --    $          --    $     977,362    $   1,369,720
--------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                           55
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                         TOUCHSTONE                        TOUCHSTONE
                                                                       AGGRESSIVE ETF                    CONSERVATIVE ETF
                                                                            FUND                               FUND
                                                                ------------------------------    ------------------------------
                                                                   FOR THE          FOR THE          FOR THE          FOR THE
                                                                     YEAR             YEAR             YEAR             YEAR
                                                                     ENDED            ENDED            ENDED            ENDED
                                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                     2008             2007             2008             2007
FROM OPERATIONS:
    Net investment income                                       $     371,904    $     407,801    $     719,602    $     664,261
    Net realized gain (loss) on investments                            43,577        1,365,439         (337,588)         486,631
    Net change in unrealized appreciation/
       depreciation on investments                                 (6,036,298)        (686,474)      (2,554,010)           1,381
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations              (5,620,817)       1,086,766       (2,171,996)       1,152,273
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income, Class I                                   (225,423)        (215,081)        (349,665)        (271,560)
    Net investment income, Class SC                                  (180,865)        (117,634)        (313,975)        (109,647)
    Realized capital gains, Class I                                  (762,241)        (363,271)        (267,859)         (51,955)
    Realized capital gains, Class SC                                 (601,724)        (197,256)        (259,598)         (20,565)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                  (1,770,253)        (893,242)      (1,191,097)        (453,727)
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
    Proceeds from shares sold                                         354,389        1,442,152        2,197,753        4,319,698
    Reinvestment of dividends and distributions                       987,664          578,351          617,524          323,514
    Cost of shares redeemed                                        (2,333,846)      (6,960,517)      (6,283,909)      (3,233,857)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class I share transactions              (991,793)      (4,940,014)      (3,468,632)       1,409,355
--------------------------------------------------------------------------------------------------------------------------------
CLASS SC
    Proceeds from shares sold                                       2,284,922        6,755,139        6,779,187        5,068,914
    Reinvestment of dividends and distributions                       782,589          314,890          573,572          130,212
    Cost of shares redeemed                                        (1,133,381)      (1,531,595)      (2,819,829)      (1,651,124)
--------------------------------------------------------------------------------------------------------------------------------
Net increase from Class SC share transactions                       1,934,130        5,538,434        4,532,930        3,548,002
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (6,448,733)         791,944       (2,298,795)       5,655,903
NET ASSETS:
    Beginning of year                                              19,690,958       18,899,014       22,829,925       17,174,022
--------------------------------------------------------------------------------------------------------------------------------
    End of year                                                 $  13,242,225    $  19,690,958    $  20,531,130    $  22,829,925
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                               $     374,539    $     408,923    $     720,602    $     664,640
--------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   56
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                                                          TOUCHSTONE                        TOUCHSTONE
                                                                         ENHANCED ETF                      MODERATE ETF
                                                                             FUND                              FUND
                                                                ------------------------------    ------------------------------
                                                                   FOR THE          FOR THE          FOR THE          FOR THE
                                                                     YEAR             YEAR             YEAR             YEAR
                                                                     ENDED            ENDED            ENDED            ENDED
                                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                     2008             2007             2008             2007
FROM OPERATIONS:
    Net investment income                                       $     512,143    $     543,567    $   1,603,350    $   1,054,008
    Net realized gain (loss) on investments                        (7,715,153)       7,084,773       (1,314,636)         775,618
    Net change in unrealized appreciation/
       depreciation on investments                                 (4,525,410)      (5,643,064)     (14,564,489)        (145,033)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations             (11,728,420)       1,985,276      (14,275,775)       1,684,593
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income, Class I                                   (468,633)        (470,378)        (699,181)        (373,952)
    Net investment income, Class SC                                   (68,590)         (43,258)        (352,694)        (230,018)
    Realized capital gains, Class I                                (6,172,466)        (670,035)        (519,160)        (195,172)
    Realized capital gains, Class SC                                 (879,250)         (71,181)        (260,072)        (127,157)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                  (7,588,939)      (1,254,852)      (1,831,107)        (926,299)
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
    Proceeds from shares sold                                         449,740        1,897,018        4,085,751        4,144,729
    Reinvestment of dividends and distributions                     6,641,099        1,140,412        1,218,339          569,124
    Proceeds from shares issued in connection with merger (a)              --               --       24,321,868               --
    Cost of shares redeemed                                        (9,994,273)     (11,620,313)     (14,183,288)      (4,580,968)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class I share transactions            (2,903,434)      (8,582,883)      15,442,670          132,885
--------------------------------------------------------------------------------------------------------------------------------
CLASS SC
    Proceeds from shares sold                                       1,095,900        3,372,343        7,318,605       18,312,961
    Reinvestment of dividends and distributions                       947,840          114,439          612,765          357,175
    Cost of shares redeemed                                        (1,046,439)        (669,028)      (5,202,633)      (1,077,507)
--------------------------------------------------------------------------------------------------------------------------------
Net increase from Class SC share transactions                         997,301        2,817,754        2,728,737       17,592,629
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (21,223,492)      (5,034,705)       2,064,525       18,483,808
NET ASSETS:
    Beginning of year                                              43,636,256       48,670,961       48,236,564       29,752,756
--------------------------------------------------------------------------------------------------------------------------------
    End of year                                                 $  22,412,764    $  43,636,256    $  50,301,089    $  48,236,564
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                               $     529,579    $     554,659    $   1,606,733    $   1,055,258
--------------------------------------------------------------------------------------------------------------------------------

(a)   See Footnote 9 in notes to financial statements.

The accompanying notes are an integral part of the financial statements.

                                                                           57
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding:

TOUCHSTONE BARON SMALL CAP GROWTH FUND

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                       2008            2007          2006           2005           2004
NET ASSET VALUE, BEGINNING OF YEAR                  $    20.52     $    22.86     $    19.89     $    18.47     $    14.45
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment loss                                 (0.07)         (0.16)         (0.11)         (0.21)         (0.18)
     Net realized and unrealized gain (loss)
       on investments                                    (7.11)          0.87           3.75           1.63           4.20
--------------------------------------------------------------------------------------------------------------------------
           Total from investment operations              (7.18)          0.71           3.64           1.42           4.02
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Realized capital gains                              (3.26)         (3.05)         (0.67)            --             --
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $    10.08     $    20.52     $    22.86     $    19.89     $    18.47
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (33.64)%         2.76%         18.26%          7.69%         27.82%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                    $   14,243     $   26,216     $   29,103     $   27,443     $   23,336
Ratios to average net assets:
     Net expenses                                         1.55%          1.49%          1.51%          1.54%          1.65%
     Net investment loss                                 (0.51)%        (0.71)%        (0.51)%        (1.15)%        (1.24)%
Portfolio turnover                                           7%            19%            19%            14%            23%
--------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE CORE BOND FUND

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                       2008            2007          2006           2005           2004
NET ASSET VALUE, BEGINNING OF YEAR                  $    10.33     $    10.24     $    10.28     $    10.11     $    10.19
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                                0.54           0.46           0.50           0.40           0.38
     Net realized and unrealized gain (loss)
       on investments                                    (0.88)          0.10          (0.08)         (0.23)         (0.04)
--------------------------------------------------------------------------------------------------------------------------
           Total from investment operations              (0.34)          0.56           0.42           0.17           0.34
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                               (0.50)         (0.47)         (0.46)            --          (0.39)
     In excess of net investment income                     --             --             --             --          (0.03)
--------------------------------------------------------------------------------------------------------------------------
           Total dividends and distributions             (0.50)         (0.47)         (0.46)            --          (0.42)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $     9.49     $    10.33     $    10.24     $    10.28     $    10.11
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (3.26)%         5.45%          4.05%          1.68%          3.31%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                    $   35,435     $   39,647     $   37,358     $   39,049     $   40,044
Ratios to average net assets:
     Net expenses                                         1.00%          0.75%          0.75%          0.75%          0.75%
     Net investment income                                4.75%          4.67%          4.41%          3.76%          3.50%
Portfolio turnover                                         171%           283%           231%           149%           144%
--------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 65.

The accompanying notes are an integral part of the financial statements.

   58
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding.

TOUCHSTONE HIGH YIELD FUND

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                       2008            2007          2006           2005           2004
NET ASSET VALUE, BEGINNING OF YEAR                  $     7.94     $     8.54     $     8.53     $     8.26     $     8.12
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                                0.21           0.87           0.61           0.61           0.64
     Net realized and unrealized gain (loss)
       on investments                                    (2.14)         (0.72)          0.06          (0.34)          0.14
--------------------------------------------------------------------------------------------------------------------------
           Total from investment operations              (1.93)          0.15           0.67           0.27           0.78
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                               (0.49)         (0.75)         (0.66)            --          (0.64)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $     5.52     $     7.94     $     8.54     $     8.53     $     8.26
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (24.31%)         1.78%          7.90%          3.27%          9.55%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                    $   29,081     $   27,918     $   37,361     $   37,853     $   42,328
Ratios to average net assets:
     Net expenses                                         1.05%          0.80%          0.80%          0.80%          0.80%
     Net investment income                                8.01%          6.88%          6.84%          6.91%          7.30%
Portfolio turnover                                          52%            62%            46%            69%            55%
--------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE LARGE CAP CORE EQUITY FUND

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                       2008            2007          2006           2005           2004
NET ASSET VALUE, BEGINNING OF YEAR                  $    11.22     $    10.99     $     8.88     $     9.16     $     8.90
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                        (0.05)          0.24           0.28           0.20           0.19
     Net realized and unrealized gain (loss)
       on investments                                    (3.92)          0.35           2.08          (0.48)          0.26
--------------------------------------------------------------------------------------------------------------------------
           Total from investment operations              (3.97)          0.59           2.36          (0.28)          0.45
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                               (0.07)         (0.25)         (0.25)            --          (0.19)
     Realized capital gains                              (0.49)         (0.11)            --             --             --
--------------------------------------------------------------------------------------------------------------------------
           Total dividends and distributions             (0.56)         (0.36)         (0.25)            --          (0.19)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $     6.69     $    11.22     $    10.99     $     8.88     $     9.16
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (35.20%)         5.32%         26.57%         (3.06%)         5.08%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                    $   49,265     $   25,362     $   26,285     $   25,360     $   29,699
Ratios to average net assets:
     Net expenses                                         1.00%          0.75%          0.75%          0.75%          0.75%
     Net investment income                                1.42%          1.91%          2.31%          2.23%          2.15%
Portfolio turnover                                          81%           124%            53%            48%            60%
--------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 65.

The accompanying notes are an integral part of the financial statements.

                                                                           59
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE MID CAP GROWTH FUND

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                       2008            2007          2006           2005           2004
NET ASSET VALUE, BEGINNING OF YEAR                  $    18.55     $    19.38     $    17.63     $    20.89     $    19.64
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                         0.02          (0.05)         (0.09)         (0.08)         (0.15)
     Net realized and unrealized gain (loss)
       on investments                                    (7.54)          2.85           2.95           3.28           2.48
--------------------------------------------------------------------------------------------------------------------------
           Total from investment operations              (7.52)          2.80           2.86           3.20           2.33
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Realized capital gains                              (3.08)         (3.63)         (1.11)         (6.46)         (1.08)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $     7.95     $    18.55     $    19.38     $    17.63     $    20.89
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (39.70%)        14.43%         16.18%         15.29%         12.06%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                    $   20,713     $   46,356     $   35,216     $   33,511     $   34,135
Ratios to average net assets:
     Net expenses                                         1.16%          1.15%          1.15%          1.15%          1.15%
     Net investment income (loss)                         0.06%         (0.29%)        (0.49%)        (0.50%)        (0.65%)
Portfolio turnover                                          73%            83%           104%            70%           134%
--------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE MONEY MARKET FUND - CLASS I

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                       2008            2007          2006           2005           2004
NET ASSET VALUE, BEGINNING OF YEAR                  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                0.03           0.05           0.05           0.03           0.01
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                               (0.03)         (0.05)         (0.05)         (0.03)         (0.01)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              2.99%          5.17%          4.94%          3.16%          1.35%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                    $   52,790     $   44,988     $   37,256     $   42,614     $   38,188
Ratios to average net assets:
     Net expenses                                         0.65%(a)       0.28%          0.28%          0.28%          0.28%
     Net investment income                                2.94%          5.06%          4.82%          3.13%          1.28%
--------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 65.

The accompanying notes are an integral part of the financial statements.

   60
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding.

TOUCHSTONE MONEY MARKET FUND - CLASS SC

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                       2008            2007          2006           2005           2004
NET ASSET VALUE, BEGINNING OF YEAR                  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                0.03           0.05           0.05           0.03           0.01
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                               (0.03)         (0.05)         (0.05)         (0.03)         (0.01)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              2.93%          4.90%          4.66%          2.90%          1.08%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                    $   90,276     $   55,584     $   39,111     $   37,342     $   25,727
Ratios to average net assets:
     Net expenses                                         0.71%(b)       0.54%          0.54%          0.54%          0.54%
     Net investment income                                2.86%          4.80%          4.61%          2.89%          1.06%
--------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE THIRD AVENUE VALUE FUND

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                       2008            2007          2006           2005           2004
NET ASSET VALUE, BEGINNING OF YEAR                  $    26.70     $    29.24     $    26.89     $    23.51     $    18.71
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                                0.23           0.30           0.22           0.11           0.05
     Net realized and unrealized gain (loss)
       on investments                                   (10.68)         (0.79)          4.05           3.98           4.80
--------------------------------------------------------------------------------------------------------------------------
           Total from investment operations             (10.45)         (0.49)          4.27           4.09           4.85
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                               (0.31)         (0.20)         (0.11)          0.00(c)       (0.05)
     Realized capital gains                              (3.01)         (1.85)         (1.81)         (0.71)            --
--------------------------------------------------------------------------------------------------------------------------
           Total dividends and distributions             (3.32)         (2.05)         (1.92)         (0.71)         (0.05)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $    12.93     $    26.70     $    29.24     $    26.89     $    23.51
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (38.50%)        (1.79%)        15.87%         17.41%         25.93%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                    $   58,109     $  120,717     $  125,330     $  117,142     $   92,920
Ratios to average net assets:
     Net expenses                                         1.06%          1.05%          1.05%          1.05%          1.05%
     Net investment income                                1.08%          1.03%          0.77%          0.48%          0.27%
Portfolio turnover                                          12%            18%            10%            17%            30%
--------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 65.

The accompanying notes are an integral part of the financial statements.

                                                                           61
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE AGGRESSIVE ETF FUND - CLASS I

                                                                                                                   FOR THE
                                                                                                                   PERIOD
                                                                   FOR THE YEAR ENDED DECEMBER 31,                  ENDED
                                                   ----------------------------------------------------------    DECEMBER 31,
                                                      2008           2007            2006            2005          2004(D)
NET ASSET VALUE, BEGINNING OF PERIOD               $     12.70    $     12.65     $     11.30     $     10.80    $     10.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                                0.26           0.40            0.24            0.13           0.06
     Net realized and unrealized gain (loss)
       on investments                                    (4.00)          0.25            1.29            0.37           0.80
--------------------------------------------------------------------------------------------------------------------------------
           Total from investment operations              (3.74)          0.65            1.53            0.50           0.86
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                               (0.25)         (0.22)          (0.12)             --          (0.06)
     Realized capital gains                              (0.91)         (0.38)          (0.06)             --             --
--------------------------------------------------------------------------------------------------------------------------------
           Total dividends and distributions             (1.16)         (0.60)          (0.18)             --          (0.06)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $      7.80    $     12.70     $     12.65     $     11.30    $     10.80
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (29.12%)         5.12%          13.52%           4.63%          8.62%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                 $     7,361    $    12,610     $    17,171     $    14,845    $     3,999
Ratios to average net assets:
     Net expenses                                         0.75%          0.50%           0.50%           0.50%          0.50%(f)
     Net investment income                                2.15%          1.86%           1.94%           1.80%          7.08%(f)
Portfolio turnover                                          20%            39%             33%             38%             0%(f)
--------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE AGGRESSIVE ETF FUND - CLASS SC

                                                                                                                   FOR THE
                                                                                       FOR THE YEAR ENDED          PERIOD
                                                                                           DECEMBER 31,             ENDED
                                                                                  ---------------------------    DECEMBER 31,
                                                                                     2008            2007          2006(G)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $     12.65     $     12.64    $     11.69
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                                                               0.23            0.21           0.09
     Net realized and unrealized gain (loss) on investments                             (3.95)           0.40           1.04
--------------------------------------------------------------------------------------------------------------------------------
           Total from investment operations                                             (3.72)           0.61           1.13
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                              (0.25)          (0.22)         (0.12)
     Realized capital gains                                                             (0.91)          (0.38)         (0.06)
--------------------------------------------------------------------------------------------------------------------------------
           Total dividends and distributions                                            (1.16)          (0.60)         (0.18)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                    $      7.77     $     12.65    $     12.64
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                           (29.08%)          4.79%          9.65%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                                $     5,881     $     7,081    $     1,728
Ratios to average net assets:
     Net expenses                                                                        0.75%           0.75%          0.75%(f)
     Net investment income                                                               2.28%           2.01%          3.45%(f)
Portfolio turnover                                                                         20%             39%            33%
--------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 65.

The accompanying notes are an integral part of the financial statements.

   62
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding.

TOUCHSTONE CONSERVATIVE ETF FUND - CLASS I

                                                                                                                   FOR THE
                                                                                                                   PERIOD
                                                                   FOR THE YEAR ENDED DECEMBER 31,                  ENDED
                                                   ----------------------------------------------------------    DECEMBER 31,
                                                      2008           2007            2006            2005          2004(D)
NET ASSET VALUE, BEGINNING OF PERIOD               $     11.92    $     11.50     $     10.72     $     10.38    $     10.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                                0.53           0.35            0.22            0.16           0.14
     Net realized and unrealized gain (loss)
       on investments                                    (1.67)          0.31            0.65            0.19           0.38
--------------------------------------------------------------------------------------------------------------------------------
           Total from investment operations              (1.14)          0.66            0.87            0.35           0.52
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                               (0.34)         (0.20)          (0.08)             --          (0.14)
     Realized capital gains                              (0.27)         (0.04)          (0.01)          (0.01)            --
--------------------------------------------------------------------------------------------------------------------------------
           Total dividends and distributions             (0.61)         (0.24)          (0.09)          (0.01)         (0.14)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $     10.17    $     11.92     $     11.50     $     10.72    $     10.38
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (9.49%)         5.76%           8.15%           3.32%          5.22%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                 $    10,835    $    16,197     $    14,213     $     8,098    $       620
Ratios to average net assets:
     Net expenses                                         0.75%          0.50%           0.50%           0.50%          0.50%(f)
     Net investment income                                3.10%          3.24%           3.19%           3.01%          2.54%(f)
Portfolio turnover                                          39%            23%             14%             19%            37%(f)
--------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE CONSERVATIVE ETF FUND - CLASS SC

                                                                                                                   FOR THE
                                                                                       FOR THE YEAR ENDED          PERIOD
                                                                                           DECEMBER 31,             ENDED
                                                                                  ---------------------------    DECEMBER 31,
                                                                                     2008            2007          2006(G)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $     11.88    $     11.49     $     10.88
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                                                               0.29           0.26            0.11
     Net realized and unrealized gain (loss)
       on investments                                                                   (1.43)          0.37            0.59
--------------------------------------------------------------------------------------------------------------------------------
           Total from investment operations                                             (1.14)          0.63            0.70
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                              (0.34)         (0.20)          (0.08)
     Realized capital gains                                                             (0.27)         (0.04)          (0.01)
--------------------------------------------------------------------------------------------------------------------------------
           Total dividends and distributions                                            (0.61)         (0.24)          (0.09)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                    $     10.13    $     11.88     $     11.49
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                            (9.52%)         5.47%           6.46%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                                $     9,696    $     6,633     $     2,961
Ratios to average net assets:
     Net expenses                                                                        0.75%          0.75%           0.75%(f)
     Net investment income                                                               3.35%          3.16%           3.87%(f)
Portfolio turnover                                                                         39%            23%             14%
--------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 65.

The accompanying notes are an integral part of the financial statements.

                                                                           63
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE ENHANCED ETF FUND - CLASS I

                                                                                                                   FOR THE
                                                                                                                   PERIOD
                                                                   FOR THE YEAR ENDED DECEMBER 31,                  ENDED
                                                   ----------------------------------------------------------    DECEMBER 31,
                                                      2008           2007            2006            2005          2004(D)
NET ASSET VALUE, BEGINNING OF PERIOD               $     13.88    $     13.73     $     11.98     $     11.30    $     10.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                                0.13           0.21            0.13            0.05           0.04
     Net realized and unrealized gain (loss)
       on investments                                    (4.69)          0.35            1.71            0.63           1.30
--------------------------------------------------------------------------------------------------------------------------------
           Total from investment operations              (4.56)          0.56            1.84            0.68           1.34
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                               (0.15)         (0.17)          (0.03)             --          (0.04)
     Realized capital gains                              (2.98)         (0.24)          (0.06)             --             --
--------------------------------------------------------------------------------------------------------------------------------
           Total dividends and distributions             (3.13)         (0.41)          (0.09)             --          (0.04)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $      6.19    $     13.88     $     13.73     $     11.98    $     11.30
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (31.40%)         4.03%          15.38%           6.02%         13.36%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                 $    19,557    $    39,526     $    47,264     $    26,864    $       904
Ratios to average net assets:
     Net expenses                                         0.75%          0.50%           0.50%           0.50%          0.50%(f)
     Net investment income                                1.54%          1.13%           1.26%           1.09%          1.06%(f)
Portfolio turnover                                          78%            88%             62%             64%             0%(f)
--------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE ENHANCED ETF FUND - CLASS SC

                                                                                                                   FOR THE
                                                                                       FOR THE YEAR ENDED          PERIOD
                                                                                           DECEMBER 31,             ENDED
                                                                                  ---------------------------    DECEMBER 31,
                                                                                     2008            2007          2006(G)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $     13.85    $     13.72     $     12.45
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                                                               0.13           0.07            0.11
     Net realized and unrealized gain (loss) on investments                             (4.67)          0.45            1.25
--------------------------------------------------------------------------------------------------------------------------------
           Total from investment operations                                             (4.54)          0.52            1.36
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                              (0.15)         (0.15)          (0.03)
     Realized capital gains                                                             (2.98)         (0.24)          (0.06)
--------------------------------------------------------------------------------------------------------------------------------
           Total dividends and distributions                                            (3.13)         (0.39)          (0.09)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                    $      6.18    $     13.85     $     13.72
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                           (31.32%)         3.74%          10.94%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                                $     2,856    $     4,110     $     1,407
Ratios to average net assets:
     Net expenses                                                                        0.75%          0.75%           0.75%(f)
     Net investment income                                                               1.61%          1.20%           3.29%(f)
Portfolio turnover                                                                         78%            88%             62%
--------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 65.

The accompanying notes are an integral part of the financial statements.

   64
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding.

TOUCHSTONE MODERATE ETF FUND - CLASS I

                                                                                                                   FOR THE
                                                                                                                   PERIOD
                                                                   FOR THE YEAR ENDED DECEMBER 31,                  ENDED
                                                   ----------------------------------------------------------    DECEMBER 31,
                                                      2008           2007            2006            2005          2004(D)
NET ASSET VALUE, BEGINNING OF PERIOD               $     12.60    $     12.21     $     11.11     $     10.69    $     10.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                                0.17           0.33            0.22            0.14           0.06
     Net realized and unrealized gain (loss)
       on investments                                    (2.74)          0.31            1.00            0.28           0.69
--------------------------------------------------------------------------------------------------------------------------------
           Total from investment operations              (2.57)          0.64            1.22            0.42           0.75
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                               (0.21)         (0.16)          (0.10)             --          (0.06)
     Realized capital gains                              (0.15)         (0.09)          (0.02)             --             --
--------------------------------------------------------------------------------------------------------------------------------
           Total dividends and distributions             (0.36)         (0.25)          (0.12)             --          (0.06)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $      9.67    $     12.60     $     12.21     $     11.11    $     10.69
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (20.34%)         5.24%          10.97%           3.93%          7.51%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                 $    33,476    $    29,017     $    27,991     $    19,137    $     2,288
Ratios to average net assets:
     Net expenses                                         0.75%          0.50%           0.50%           0.50%          0.50%(f)
     Net investment income                                2.85%          2.59%           2.57%           2.48%          3.91%(f)
Portfolio turnover                                          29%            12%             15%             21%             0%(f)
--------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE MODERATE ETF FUND - CLASS SC

                                                                                                                   FOR THE
                                                                                       FOR THE YEAR ENDED          PERIOD
                                                                                           DECEMBER 31,             ENDED
                                                                                  ---------------------------    DECEMBER 31,
                                                                                     2008            2007          2006(G)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $     12.55    $     12.18     $     11.39
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income                                                               0.31           0.20            0.10
     Net realized and unrealized gain (loss) on investments                             (2.87)          0.41            0.81
--------------------------------------------------------------------------------------------------------------------------------
           Total from investment operations                                             (2.56)          0.61            0.91
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                              (0.21)         (0.15)          (0.10)
     Realized capital gains                                                             (0.15)         (0.09)          (0.02)
--------------------------------------------------------------------------------------------------------------------------------
           Total dividends and distributions                                            (0.36)         (0.24)          (0.12)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                    $      9.63    $     12.55     $     12.18
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                           (20.35%)         4.99%           7.98%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                                $    16,825    $    19,220     $     1,762
Ratios to average net assets:
     Net expenses                                                                        0.75%          0.75%           0.75%(f)
     Net investment income                                                               2.74%          2.92%           3.73%(f)
Portfolio turnover                                                                         29%            12%             15%
--------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 65.

The accompanying notes are an integral part of the financial statements.

                                                                           65
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.63%.

(b) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.69%.

(c)   Less than $0.01 per share.

(d) Represents the period from commencement of operations (July 16, 2004) through December 31, 2004.

(e)   Not annualized.

(f)   Annualized.

(g) Represents the period from commencement of operations (July 31, 2006) through December 31, 2006.

The accompanying notes are an integral part of the financial statements.

   66
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2008

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Touchstone Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of: Touchstone Baron Small Cap Growth Fund (formerly Touchstone Baron Small Cap Fund), Touchstone Core Bond Fund, Touchstone High Yield Fund, Touchstone Large Cap Core Equity Fund, Touchstone Mid Cap Growth Fund, Touchstone Money Market Fund, Touchstone Third Avenue Value Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (individually a "Fund" and collectively the "Funds").

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of December 31, 2008, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of the Western & Southern Financial Group (Western-Southern), and 100% of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern and certain supplemental executive retirement plans sponsored by Western-Southern and its affiliates.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The Funds are registered to offer different classes of shares: Class I shares and Class SC shares. The Touchstone Money Market Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund offer two classes of shares: Class I shares and Class SC shares. All remaining Funds offer a single class of shares: Class I shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

SHARE VALUATION. The net asset value per share of the Baron Small Cap Growth Fund, Core Bond Fund, High Yield Fund, Large Cap Core Equity Fund, Mid Cap Growth Fund, and Third Avenue Value Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Money Market Fund, Aggressive ETF Fund, Conservative ETF Fund, Enhanced ETF Fund, and Moderate ETF Fund is calculated daily by dividing the total value of each Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class.

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

                                                                           67
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

   68
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2008:

                                                               Level 2 -            Level 3 -
                                            Level 1 -      Other Significant       Significant
Investments in Securities:                Quoted Prices   Observable Inputs    Unobservable Inputs
--------------------------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund     $ 17,475,495       $         --       $         --
Touchstone Core Bond Fund                     3,405,921         32,808,743                 --
Touchstone High Yield Fund                   11,053,939         19,986,938                 --
Touchstone Large Cap Core Equity Fund        60,944,388                 --                 --
Touchstone Mid Cap Growth Fund               25,041,070                 --                 --
Touchstone Money Market Fund                         --        142,287,893                 --
Touchstone Third Avenue Value Fund           61,286,476         10,695,810                 --
Touchstone Aggressive ETF Fund               16,327,822                 --                 --
Touchstone Conservative ETF Fund             23,448,473                 --                 --
Touchstone Enhanced ETF Fund                 28,721,697                 --                 --
Touchstone Moderate ETF Fund                 63,058,156                 --                 --

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of December 31, 2008, the following Funds loaned securities and received collateral as follows:

                                           Fair Value of         Value of
Fund                                     Securities Loaned  Collateral Received
--------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund    $     3,223,964     $     3,208,901
Touchstone Core Bond Fund                 $        42,825     $        44,000
Touchstone High Yield Fund                $       412,819     $       432,209
Touchstone Large Cap Core Equity Fund     $    11,546,965     $    11,718,584
Touchstone Mid Cap Growth Fund            $     4,207,878     $     4,267,946
Touchstone Third Avenue Value Fund        $    13,895,120     $    13,819,850
Touchstone Aggressive ETF Fund            $     2,960,403     $     2,998,070
Touchstone Conservative ETF Fund          $     3,099,268     $     3,145,007
Touchstone Enhanced ETF Fund              $     6,139,654     $     6,137,227
Touchstone Moderate ETF Fund              $    12,482,977     $    12,712,591

                                                                           69
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral. Pursuant to the Funds' securities lending agreement, and according to normal operating procedures, the custodian segregated an additional $15,063, $75,270 and $2,427 in collateral the following business day for securities on loan in the Baron Small Cap Growth Fund, Third Avenue Value Fund, and Enhanced ETF Fund, respectively.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

DIVIDENDS AND DISTRIBUTIONS. Income dividends to shareholders for all Funds in the Trust, except the Touchstone Money Market Fund, are declared and paid by each Fund annually. The Touchstone Money Market Fund will declare dividends daily and pay dividends monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations.

FEDERAL INCOME TAX. It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income tax has been made.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. Certain Funds may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. For the year ended December 31, 2008, there were no open forward foreign currency contracts.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

ALLOCATIONS. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

   70
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

2. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. (JPMorgan) the Sub-Administrator and Transfer Agent to the Funds. The Advisor and the Underwriter are each wholly-owned indirect subsidiaries of Western-Southern.

ADVISORY AGREEMENT. The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

----------------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund   1.05%
----------------------------------------------------------------------------------------
Touchstone Core Bond Fund                0.55% on the first $100 million
                                         0.50% of the next $100 million
                                         0.45% of the next $100 million
                                         0.40% of such assets in excess of $300 million.
----------------------------------------------------------------------------------------
Touchstone High Yield Fund               0.50% on the first $100 million
                                         0.45% of the next $100 million
                                         0.40% of the next $100 million
                                         0.35% of such assets in excess of $300 million.
----------------------------------------------------------------------------------------
Touchstone Large Cap Core Equity Fund    0.65% on the first $100 million
                                         0.60% of the next $100 million
                                         0.55% of the next $100 million
                                         0.50% of such assets in excess of $300 million.
----------------------------------------------------------------------------------------

                                                                           71
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Touchstone Mid Cap Growth Fund           0.80%
----------------------------------------------------------------------------------------
Touchstone Money Market Fund             0.18%
----------------------------------------------------------------------------------------
Touchstone Third Avenue Value Fund       0.80% on the first $100 million
                                         0.75% of the next $100 million
                                         0.70% of the next $100 million
                                         0.65% of such assets in excess of $300 million.
----------------------------------------------------------------------------------------
Touchstone Aggressive ETF Fund           0.40% on the first $50 million
Touchstone Conservative ETF Fund         0.38% of the next $50 million
Touchstone Enhanced ETF Fund             0.36% of such assets in excess of $100 million.
Touchstone Moderate ETF Fund
----------------------------------------------------------------------------------------

Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor (not the Funds) pays each sub-advisor a fee that is computed daily and paid monthly based on average daily net assets, for services provided. For the year ended December 31, 2008, the following sub-advisory agreements were in place:

TOUCHSTONE BARON SMALL                 BAMCO, Inc.
CAP GROWTH FUND

TOUCHSTONE CORE BOND FUND              Fort Washington Investment Advisors, Inc.

TOUCHSTONE HIGH YIELD FUND             Fort Washington Investment Advisors, Inc.

TOUCHSTONE LARGE CAP                   Todd Investment Advisors, Inc.
CORE EQUITY FUND

TOUCHSTONE MID CAP                     TCW Investment Management
GROWTH FUND                            Company and Westfield Capital
                                       Management Company LP

TOUCHSTONE MONEY MARKET FUND           Fort Washington Investment
                                       Advisors, Inc.

TOUCHSTONE THIRD AVENUE                Third Avenue Management LLC
VALUE FUND

TOUCHSTONE AGGRESSIVE ETF FUND         Todd Investment Advisors, Inc.

TOUCHSTONE CONSERVATIVE ETF FUND       Todd Investment Advisors, Inc.

TOUCHSTONE ENHANCED ETF FUND           Todd Investment Advisors, Inc.

TOUCHSTONE MODERATE ETF FUND           Todd Investment Advisors, Inc.

Fort Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliates of the Advisor and of Western-Southern.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT. The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of average daily net assets of the Trust up to and including $1 billion; 0.16% of the next $1 billion of average daily net assets; and 0.12% of all such assets in excess of $2 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

   72
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT. The Trust entered into a Transfer Agent Agreement between the Trust and JPMorgan. JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a minimum annual fee from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

UNDERWRITING AGREEMENT. The Underwriter acts as exclusive agent for the distribution of the Funds' shares. The Underwriter receives no compensation under this agreement.

PLAN OF DISTRIBUTION. The Trust has a Plan of Distribution (Class SC Plan) under which shares of the Touchstone Money Market Fund Class SC, Touchstone Aggressive ETF Fund Class SC, Touchstone Conservative ETF Fund Class SC, Touchstone Enhanced ETF Fund Class SC, and Touchstone Moderate ETF Fund Class SC may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class SC Plan is 0.25% of Touchstone Variable Series Trust average daily net assets attributable to such shares. Effective January 1, 2008, the Class SC Plan is no longer used by the Trust. Effective January 1, 2008, the Trust entered into a Shareholder Servicing Plan for all share classes of the Trust which provides for a fee of 0.25% of average daily net assets attributable to such shares.

COMPLIANCE SERVICES AGREEMENT. Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

AFFILIATED INVESTMENTS. Each Fund, except the Touchstone Money Market Fund, may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an exemptive order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

                                                                           73
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

A summary of each Fund's investment in the Touchstone Institutional Money Market Fund, if any, for the year ended December 31, 2008, is noted below:

                                                        SHARE ACTIVITY
                                   ------------------------------------------------------
                                     Balance                                   Balance         Value
                                     12/31/07    Purchases      Sales          12/31/08      Dividends     12/31/08
---------------------------------------------------------------------------------------------------------------------
Touchstone Baron Small Cap
Growth Fund                            432,215     4,956,984    (5,041,030)       348,169   $    14,992   $   348,169

Touchstone Core Bond Fund            2,011,452    23,243,595   (22,028,453)     3,226,594   $    95,803   $ 3,226,594

Touchstone High Yield Fund             515,123    24,984,803   (14,900,696)    10,599,230   $    31,892   $10,599,230

Touchstone Large Cap
Core Equity Fund                       163,570    15,518,741   (14,950,592)       731,719   $    14,670   $   731,719

Touchstone Mid Cap
Growth Fund                          2,381,159    21,063,264   (22,742,238)       702,185   $    32,269   $   702,185

Touchstone Third Avenue
Value Fund                          18,635,489    16,476,917   (32,385,673)     2,726,733   $   291,972   $ 2,726,733

Touchstone Aggressive ETF Fund         229,608     4,457,144    (4,483,494)       203,258   $     5,807   $   203,258

Touchstone Conservative ETF Fund       200,236    10,685,366   (10,885,602)            --   $     8,658   $        --

Touchstone Enhanced ETF Fund           451,041     6,659,381    (6,747,839)       362,583   $     8,726   $   362,583

Touchstone Moderate ETF Fund           488,746    16,910,861   (16,837,981)       561,626   $    17,935   $   561,626

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Touchstone Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown.

                                                  Touchstone Baron Small         Touchstone Core
                                                     Cap Growth Fund               Bond Fund
                                                  For the       For the       For the       For the
                                                    Year          Year          Year          Year
                                                   Ended         Ended         Ended         Ended
                                                December 31,  December 31,  December 31,  December 31,
                                                    2008          2007          2008          2007
Shares issued                                      144,391       194,375       655,150       707,297
Shares reinvested                                  366,649       162,923       187,971       166,533
Shares redeemed                                   (375,523)     (352,928)     (947,755)     (682,727)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding      135,517         4,370      (104,634)      191,103
Shares outstanding, beginning of year            1,277,688     1,273,318     3,839,526     3,648,423
------------------------------------------------------------------------------------------------------
Shares outstanding, end of year                  1,413,205     1,277,688     3,734,892     3,839,526

                                                     Touchstone High           Touchstone Large Cap
                                                       Yield Fund                Core Equity Fund
                                                  For the       For the       For the       For the
                                                    Year          Year          Year          Year
                                                   Ended         Ended         Ended         Ended
                                                December 31,  December 31,  December 31,  December 31,
                                                    2008          2007          2008          2007
Shares issued                                    3,356,003     1,462,782       642,613       536,342
Shares reinvested                                  424,892       304,308       590,762        69,288
Shares issued in connection with merger (a)             --            --     6,038,510            --
Shares redeemed                                 (2,023,863)   (2,625,897)   (2,170,202)     (736,121)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding    1,757,032      (858,807)    5,101,683      (130,491)
Shares outstanding, beginning of year            3,514,894     4,373,701     2,260,393     2,390,884
------------------------------------------------------------------------------------------------------
Shares outstanding, end of year                  5,271,926     3,514,894     7,362,076     2,260,393

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Notes to Financial Statements continued

                                                   Touchstone Mid Cap           Touchstone Third
                                                       Growth Fund              Avenue Value Fund
                                                  For the       For the       For the       For the
                                                    Year          Year          Year          Year
                                                   Ended         Ended         Ended         Ended
                                                December 31,  December 31,  December 31,  December 31,
                                                    2008          2007          2008          2007
Shares issued                                      207,161       992,600       367,946     1,259,899
Shares reinvested                                  753,292       407,550       963,424       318,103
Shares redeemed                                   (853,679)     (718,521)   (1,357,368)   (1,343,425)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding      106,774       681,629       (25,998)      234,577
Shares outstanding, beginning of year            2,498,308     1,816,679     4,521,470     4,286,893
------------------------------------------------------------------------------------------------------
Shares outstanding, end of year                  2,605,082     2,498,308     4,495,472     4,521,470

                                         Touchstone Aggressive                             Touchstone Conservative
                                                ETF Fund                                            ETF Fund
                                    Class I                   Class SC                  Class I                   Class SC
                            -----------------------   -----------------------   -----------------------   -----------------------
                              For the      For the      For the      For the      For the      For the      For the      For the
                               Year         Year         Year         Year         Year         Year         Year         Year
                               Ended        Ended        Ended        Ended        Ended        Ended        Ended        Ended
                            December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                               2008         2007         2008         2007         2008         2007         2008         2007
Shares issued                   35,365      111,596      199,515      512,321      201,601      366,342      597,997      427,498
Shares reinvested              128,022       44,708      101,831       24,438       60,772       27,055       56,672       10,926
Shares redeemed               (212,623)    (520,317)    (103,740)    (113,716)    (555,712)    (270,264)    (256,174)    (137,823)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
    shares outstanding         (49,236)    (364,013)     197,606      423,043     (293,339)     123,133      398,495      300,601
Shares outstanding,
    beginning of year          993,164    1,357,177      559,782      136,739    1,358,632    1,235,499      558,315      257,714
---------------------------------------------------------------------------------------------------------------------------------
Shares outstanding,
    end of year                943,928      993,164      757,388      559,782    1,065,293    1,358,632      956,810      558,315

                                           Touchstone Enhanced                                Touchstone Moderate
                                                ETF Fund                                            ETF Fund
                                    Class I                   Class SC                  Class I                   Class SC
                            -----------------------   -----------------------   -----------------------   -----------------------
                              For the      For the      For the      For the      For the      For the      For the      For the
                               Year         Year         Year         Year         Year         Year         Year         Year
                               Ended        Ended        Ended        Ended        Ended        Ended        Ended        Ended
                            December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                               2008         2007         2008         2007         2008         2007         2008         2007
Shares issued                   43,884      132,876       94,222      232,628      381,842      326,819      619,211    1,441,658
Shares reinvested            1,114,844       80,909      159,370        8,132      127,126       44,844       64,203       28,255
Shares issued in connection
    with merger (a)                 --           --           --           --    1,962,139           --           --           --
Shares redeemed               (849,521)    (808,083)     (88,097)     (46,527)  (1,311,429)    (362,130)    (467,390)     (83,577)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
    shares outstanding         309,207     (594,298)     165,495      194,233    1,159,678        9,533      216,024    1,386,336
Shares outstanding,
    beginning of year        2,848,071    3,442,369      296,791      102,558    2,302,074    2,292,541    1,530,975      144,639
---------------------------------------------------------------------------------------------------------------------------------
Shares outstanding,
    end of year              3,157,278    2,848,071      462,286      296,791    3,461,752    2,302,074    1,746,999    1,530,975

(a)   See Footnote 9 in notes to financial statements.

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--------------------------------------------------------------------------------

5. EXPENSE REDUCTIONS

The Advisor has contractually agreed to waive its fees or reimburse certain other fees and expenses of each Fund, such that after such waivers and reimbursements, the aggregate operating expenses of each Fund do not exceed that Fund's expense cap (the Expense Cap). For this purpose, operating expenses are exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses.

Some Funds may participate in the Custody Fee Offset Program offered by the Custodian when they execute security trades where the Custodian is the broker. If a Fund chooses to participate in the Custody Fee Offset Program, a rebate amount will be applied to and credited against the fees payable by the Fund to the Custodian. For financial reporting purposes for the year ended December 31, 2008, there were no fees reduced by the Custodian.

Each Fund's Expense Cap, as calculated on an annual basis, and as a percentage of average daily net assets of the Fund, is listed below. Also listed is the Administration fees waived by the Administrator and the amount of other expenses reimbursed by the Advisor for each Fund for the year ended December 31, 2008:

                                                   Touchstone                                   Touchstone
                                                   Baron Small    Touchstone     Touchstone      Large Cap
                                                   Cap Growth      Core Bond     High Yield     Core Equity
                                                      Fund           Fund           Fund           Fund
Expense cap                                             1.55%          1.00%          1.05%          1.00%
Administration fees waived                          $ 40,751       $ 11,752       $ 24,118       $ 53,976
Expenses reimbursed                                 $ 17,721       $     --       $     --       $     --
-----------------------------------------------------------------------------------------------------------

                                                   Touchstone     Touchstone     Touchstone     Touchstone
                                                     Mid Cap     Money Market    Money Market  Third Avenue
                                                     Growth         Fund -         Fund -         Value
                                                      Fund          Class I       Class SC        Fund
Expense cap                                             1.17%          0.75%          0.75%          1.09%
Administration fees waived                          $ 67,029       $     --       $     --       $186,265
Expenses reimbursed                                 $     --       $     --       $     --       $ 72,777
-----------------------------------------------------------------------------------------------------------

                                                   Touchstone     Touchstone     Touchstone     Touchstone
                                                   Aggressive     Aggressive    Conservative   Conservative
                                                   ETF Fund -     ETF Fund -     ETF Fund -     ETF Fund -
                                                     Class I       Class SC        Class I       Class SC
Expense cap                                             0.75%          0.75%          0.75%          0.75%
Administration fees waived                          $ 19,958       $ 13,824       $ 27,000       $ 17,992
Advisory fees waived and/or expenses reimbursed     $ 29,291       $ 20,287       $ 26,440       $ 17,616
-----------------------------------------------------------------------------------------------------------

                                                   Touchstone     Touchstone     Touchstone     Touchstone
                                                    Enhanced       Enhanced       Moderate       Moderate
                                                   ETF Fund -     ETF Fund -     ETF Fund -     ETF Fund -
                                                     Class I       Class SC        Class I       Class SC
Expense cap                                             0.75%          0.75%          0.75%          0.75%
Administration fees waived                          $ 59,455       $  6,978       $ 75,191       $ 39,127
Expenses reimbursed                                 $ 32,921       $  3,864       $  1,448       $    754
-----------------------------------------------------------------------------------------------------------

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Notes to Financial Statements continued

6. PURCHASES AND SALES OF INVESTMENT SECURITIES

Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the year ended December 31, 2008 were as follows:

                        Touchstone
                        Baron Small     Touchstone      Touchstone
                         Cap Growth      Core Bond      High Yield
                           Fund            Fund            Fund
Cost of Purchases       $ 1,432,204     $10,406,012     $11,849,989
Proceeds from Sales     $ 5,592,335     $10,107,904     $12,119,052
-------------------------------------------------------------------

                        Touchstone      Touchstone      Touchstone
                         Large Cap        Mid Cap      Third Avenue
                        Core Equity       Growth          Value
                           Fund            Fund            Fund
Cost of Purchases       $92,977,208     $24,856,881     $10,367,260
Proceeds from Sales     $43,646,032     $34,217,320     $16,776,141
-------------------------------------------------------------------

                        Touchstone      Touchstone      Touchstone   Touchstone
                        Aggressive      Conservative     Enhanced     Moderate
                         ETF Fund        ETF Fund        ETF Fund     ETF Fund
Cost of Purchases       $ 3,434,088     $ 9,310,429     $26,065,239  $34,455,319
Proceeds from Sales     $ 3,553,772     $ 8,623,830     $34,492,074  $16,246,595
--------------------------------------------------------------------------------

7. FEDERAL TAX INFORMATION

The tax character of distributions paid for the periods ended December 31, 2008 and 2007 was as follows:

                                     Touchstone                                                                    Touchstone
                                     Baron Small               Touchstone                Touchstone                Large Cap
                                      Cap Growth                Core Bond                High Yield               Core Equity
                                        Fund                      Fund                      Fund                      Fund
                                 2008         2007         2008         2007         2008         2007         2008         2007
From ordinary income          $        --  $        --  $ 1,783,848  $ 1,720,286  $ 2,349,654  $ 2,416,208  $ 1,038,605  $   784,454
From long-term capital gains    3,402,506    3,431,149           --           --           --           --    2,810,369           --
------------------------------------------------------------------------------------------------------------------------------------
                              $ 3,402,506  $ 3,431,149  $ 1,783,848  $ 1,720,286  $ 2,349,654  $ 2,416,208  $ 3,848,974  $   784,454
------------------------------------------------------------------------------------------------------------------------------------

                                                               Touchstone                Touchstone
                                     Touchstone                  Money                  Third Avenue
                                    Mid Cap Growth               Market                     Value
                                        Fund                      Fund                      Fund
                                 2008         2007         2008         2007         2008         2007
From ordinary income          $ 1,217,508  $ 1,535,260  $ 3,852,800  $ 4,544,522  $ 1,626,068  $   948,228
From long-term capital gains    4,484,909    6,037,020           --           --   10,496,578    7,744,052
----------------------------------------------------------------------------------------------------------
                              $ 5,702,417  $ 7,572,280  $ 3,852,800  $ 4,544,522  $12,122,646  $ 8,692,280
----------------------------------------------------------------------------------------------------------

                                     Touchstone                Touchstone                Touchstone                Touchstone
                                     Aggressive               Conservative                Enhanced                  Moderate
                                         ETF                       ETF                       ETF                       ETF
                                        Fund                      Fund                      Fund                      Fund
                                 2008         2007         2008         2007         2008         2007         2008         2007
From ordinary income          $   406,288  $   384,842  $   669,583  $   402,455  $ 1,962,696  $   894,954  $ 1,051,875  $   689,766
From long-term capital gains    1,363,965      508,400      521,514       51,272    5,626,243      359,898      779,232      236,533
------------------------------------------------------------------------------------------------------------------------------------
                              $ 1,770,253  $   893,242  $ 1,191,097  $   453,727  $ 7,588,939  $ 1,254,852  $ 1,831,107  $   926,299
------------------------------------------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of December 31, 2008:

                                             Touchstone                                    Touchstone
                                            Baron Small     Touchstone     Touchstone      Large Cap
                                             Cap Growth      Core Bond     High Yield     Core Equity
                                                Fund           Fund           Fund           Fund
Tax cost of portfolio investments           $ 15,050,231   $ 39,104,165   $ 39,564,571   $ 81,786,012
-----------------------------------------------------------------------------------------------------
Gross unrealized appreciation                  4,275,848        660,651        192,543             --
Gross unrealized depreciation                 (1,850,584)    (3,550,152)    (8,716,237)   (20,841,624)
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)     2,425,264     (2,889,501)    (8,523,694)   (20,841,624)
Capital loss carryforward                       (893,256)      (844,785)    (2,566,228)    (9,402,701)
Post October losses                             (720,299)      (278,785)       (11,652)    (1,651,952)
Undistributed ordinary income                         --      1,889,191      2,027,665        761,831
-----------------------------------------------------------------------------------------------------
Accumulated earnings (deficit)              $    811,709   $ (2,123,880)  $ (9,073,909)  $(31,134,446)
-----------------------------------------------------------------------------------------------------

                                                            Touchstone      Touchstone
                                              Touchstone      Money        Third Avenue
                                            Mid Cap Growth    Market           Value
                                                 Fund          Fund            Fund
Tax cost of portfolio investments           $  33,487,926  $ 142,287,893  $  88,452,230
---------------------------------------------------------------------------------------
Gross unrealized appreciation                     211,802             --      8,652,927
Gross unrealized depreciation                  (8,658,658)            --    (25,122,871)
---------------------------------------------------------------------------------------
Net unrealized depreciation                    (8,446,856)            --    (16,469,944)
Capital loss carryforward                      (1,915,049)      (244,745)    (2,078,724)
Post October losses                            (1,131,888)            --     (2,047,094)
Undistributed ordinary income                      22,151             --        977,362
Undistributed long-term gains                          --             --      3,380,340
---------------------------------------------------------------------------------------
Accumulated deficit                         $ (11,471,642) $    (244,745) $ (16,238,060)
---------------------------------------------------------------------------------------

                                            Touchstone       Touchstone    Touchstone     Touchstone
                                            Aggressive      Conservative    Enhanced       Moderate
                                                ETF              ETF           ETF            ETF
                                               Fund             Fund          Fund           Fund
Tax cost of portfolio investments           $ 21,532,853   $ 25,967,544   $ 34,169,315   $ 76,250,907
-----------------------------------------------------------------------------------------------------
Gross unrealized appreciation                     63,241        269,599             --        573,296
Gross unrealized depreciation                 (5,268,272)    (2,788,670)    (5,447,618)   (13,766,047)
-----------------------------------------------------------------------------------------------------
Net unrealized depreciation                   (5,205,031)    (2,519,071)    (5,447,618)   (13,192,751)
Capital loss carryforward                             --             --     (3,002,781)      (122,749)
Post October losses                              (40,964)        (1,696)    (4,170,968)      (724,600)
Undistributed ordinary income                    371,906        719,619        512,148      1,603,351
Undistributed long-term gains                    228,228        217,064             --             --
-----------------------------------------------------------------------------------------------------
Accumulated deficit                         $ (4,645,861)  $ (1,584,084)  $(12,109,219)  $(12,436,749)
-----------------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

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--------------------------------------------------------------------------------
Notes to Financial Statements continued

During the year ended December 31, 2008, the Third Avenue Value Fund utilized $377,436 of capital loss carryforwards.

During the year ended December 31, 2008, the Core Bond Fund and Money Market Fund had $203,221 and $104,616 of capital loss carryforwards expire unutilized.

The capital loss carryforwards as of December 31, 2008 in the table above expire as follows:

                                                  Amount        Expiration Date
Baron Small Cap Growth Fund                     $  893,256     December 31, 2016
                                                ----------

Core Bond Fund                                  $       22     December 31, 2011
                                                    59,279     December 31, 2012
                                                    74,295     December 31, 2013
                                                   629,628     December 31, 2014
                                                    81,561     December 31, 2016
                                                ----------
                                                $  844,785
                                                ----------

High Yield Fund                                 $  254,454     December 31, 2010
                                                 1,376,648     December 31, 2011
                                                   935,126     December 31, 2016
                                                ----------
                                                $2,566,228
                                                ----------

Large Cap Core Equity Fund*                     $4,692,851     December 31, 2011
                                                 2,118,382     December 31, 2015
                                                 2,591,468     December 31, 2016
                                                ----------
                                                $9,402,701
                                                ----------

Mid Cap Growth Fund                             $1,915,049     December 31, 2016
                                                ----------

Money Market Fund*                              $  244,587     December 31, 2009
                                                        28     December 31, 2010
                                                       130     December 31, 2012
                                                ----------
                                                $  244,745
                                                ----------

Third Avenue Value Fund*                        $1,828,749     December 31, 2010
                                                   216,360     December 31, 2011
                                                    22,282     December 31, 2013
                                                    11,333     December 31, 2014
                                                ----------
                                                $2,078,724
                                                ----------

Enhanced ETF Fund                               $3,002,781     December 31, 2016
                                                ----------

Moderate ETF Fund*                              $   58,366     December 31, 2015
                                                    64,383     December 31, 2016
                                                ----------
                                                $  122,749
                                                ----------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

* A portion of the capital losses may be limited under tax regulations.

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--------------------------------------------------------------------------------

From November 1, 2008 to December 31, 2008, the following Funds incurred the following net losses ("Post-October losses"). The Funds intend to elect to defer these losses and treat them as arising on January 1, 2009:

                                                                       Amount
Baron Small Cap Growth Fund                                         $   720,299
Core Bond Fund                                                          278,785
High Yield Fund                                                          11,652
Large Cap Core Equity                                                 1,651,952
Mid Cap Growth Fund                                                   1,131,888
Third Avenue Value Fund                                               2,047,094
Aggressive ETF?Fund                                                      40,964
Conservative ETF Fund                                                     1,696
Enhanced ETF Fund                                                     4,170,968
Moderate ETF Fund                                                       724,600

Reclassification of capital accounts - Reclassifications result primarily from the difference in the tax treatment of paydown securities, expiration of capital loss carryforwards and net investment losses. These reclassifications have no impact on the net assets or net assets per share of the Funds and are designed to present to the Funds capital accounts on a tax basis.

                                       Undistributed
                                      Net Investment   Realized       Paid-In
                                          Income       Gain/Loss      Capital
Baron Small Cap Growth Fund           $    104,576   $      1,604  $   (106,180)
Core Bond Fund                              13,628        189,593      (203,221)
Large Cap Core Equity                           --         35,014       (35,014)
Money Market Fund                               --        104,616      (104,616)
Third Avenue Value Fund                    (24,176)        24,176            --

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2005 through 2008) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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Notes to Financial Statements continued

9. FUND MERGERS

On April 25, 2008, a Special Meeting of Shareholders was held to approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of assets and liabilities of the Eagle Capital Appreciation Fund, Growth & Income Fund, and Value Plus Fund to the Large Cap Core Equity Fund in exchange for shares of the Large Cap Core Equity Fund and the subsequent liquidation of the Eagle Capital Appreciation Fund, Growth & Income Fund, and Value Plus Fund.

The merger was approved as follows:

                                                   Number of Votes
                                     -------------------------------------------
                                        For            Against           Abstain
Eagle Capital Appreciation Fund      1,166,230          42,543            78,134
Growth & Income Fund                 1,292,858          11,777            68,580
Value Plus Fund                        861,169          11,375            92,826

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and realized gain (loss) immediately before and after the reorganization:

                                                                                        After
                                           Before Reorganization                    Reorganization
                         ---------------------------------------------------------  --------------
                             Eagle
                            Capital        Growth &        Value        Large Cap      Large Cap
                         Appreciation       Income         Plus        Core Equity    Core Equity
                             Fund            Fund          Fund           Fund           Fund
Shares                      2,110,008      2,735,664      1,061,313      2,065,150      8,133,929
Net Assets               $ 29,383,669   $ 22,422,153   $ 11,892,474   $ 21,675,049   $ 85,373,345
Net Asset Value          $      13.93   $       8.20   $      11.21   $      10.50   $      10.50
Unrealized Appreciation
  (Depreciation)         $     66,673   $    (20,156)  $     71,420   $   (938,416)  $   (820,479)
Accumulated Net
  Realized Gain (Loss)   $ (4,195,354)  $   (526,206)  $ (2,124,687)  $  3,472,934   $ (3,373,313)

On April 25, 2008, a Special Meeting of Shareholders was held to approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of assets and liabilities of the Balanced Fund to the Moderate ETF Fund in exchange for shares of the Moderate ETF Fund and the subsequent liquidation of the Balanced Fund. In conjunction with this merger, Class I shares of the Touchstone Balanced Fund were exchanged for Class I shares of the Touchstone Moderate ETF Fund.

The merger was approved as follows:

                                Number of Votes
              ------------------------------------------------
                 For                Against            Abstain
              1,318,658             20,946             167,983

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--------------------------------------------------------------------------------

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation and realized gain (loss) immediately before and after the reorganization:
                                                Before                 After
                                            Reorganization        Reorganization
                                      --------------------------  -------------
                                        Balanced    Moderate ETF    Moderate ETF
                                          Fund         Fund            Fund
Shares:
  Class I                                1,898,502     2,204,182      4,176,175
  Class SC                                      --     1,733,248      1,733,248
Net Assets:
  Class I                             $ 24,444,917  $ 27,325,985   $ 51,770,902
  Class SC                            $         --  $ 21,401,361   $ 21,401,361
Net Asset Value:
  Class I                             $      12.88  $      12.40   $      12.40
  Class SC                            $         --  $      12.35   $      12.35
Unrealized Appreciation               $     61,448  $    760,244   $    821,692
Accumulated Net Realized Gain (Loss)  $    (58,366) $    848,386   $    790,020

10. CAPITAL SUPPORT AGREEMENT

The Money Market Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund uses the amortized cost method of valuing portfolio securities pursuant to Rule 2a-7 under the Investment Company Act of 1940.

In an effort to mitigate the negative effect that market conditions may have on the price of certain notes ("Notes") in the Fund, Touchstone Advisors, Inc. and the Trust, on behalf of the Fund, obtained no-action assurance under Section 17(a), 17(d) and 12(d)(3) of the 1940 Act from the Securities and Exchange Commission to enter into a Capital Support Agreement for the Fund. The Advisor and the Trust entered into a Capital Support Agreement for the Fund as of September 26, 2008. The Capital Support Agreement for the Fund provides a maximum contribution of $2 million and terminated on January 31, 2009.

Pursuant to the Capital Support Agreement, the Advisor is obligated to provide a capital contribution to the Fund if losses are realized by the Fund as a result of any of the following occurrences: (i) any sale of the Notes by the Fund for cash in an amount, after deduction of any commissions or similar transaction costs, less than the amortized cost value of the Note sold as of the date of settlement; (ii) the receipt of final payment on the Notes in an amount less than the amortized cost value of the Notes as of the date such payment is received; (iii) the issuance of orders by a court having jurisdiction over the matter discharging the issuer of the Notes from liability for the Notes and providing for payments on those Notes in an amount less than the amortized cost value of the Notes as of the date such payment is received; or (iv) the receipt of any security or other instrument in exchange for, or as a replacement of, the Notes as a result of an exchange offer, debt restructuring, reorganization or similar transaction pursuant to which the Notes are exchanged for, or replaced with, new securities of the issuer or a third party and such new securities are or become "Eligible Securities," as defined in sub-paragraph (a)(10) of Rule 2a-7, and have a value that is less than the amortized cost of the Notes on the date the Fund receives the new securities. The amount of any capital contribution will be the amount necessary to maintain the Fund's market-based NAV per share at $0.995.

The Advisor does not have its own credit rating, but the Advisor's commitment under the Capital Support Agreement is guaranteed by one or more guaranties provided by The Western and Southern Life Insurance Company, an Ohio-domiciled life insurance company of which the Advisor is an indirect wholly-owned subsidiary (the "Guarantor"). If the Advisor fails to make a capital contribution to the Fund pursuant to the Capital Support Agreement, the Guarantor will make the payments pursuant to the relevant guaranty. These guaranties would be issued at the expense of the Advisor for the benefit of the Fund.

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--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

During the term of the Capital Support Agreement, the Guarantor's obligations are supported by a segregated account established by the Guarantor at a qualified custodian under section 17(f) of the 1940 Act. The segregated account has been established for the benefit of the Fund and consists of cash or cash equivalent securities equal to the maximum contribution amount under the Capital Support Agreement, as such amount may be reduced by any capital contributions previously made by the Advisor or the Guarantor. The assets of the segregated account is available to the supported Fund by means of a transfer initiated by the Fund without the requirement of further action or consent by the Advisor or the Guarantor. The Fund will make a withdrawal from the segregated account if the Advisor fails to make a capital contribution when due under the Capital Support Agreement.

The following table summarizes the Note and its amortized cost value, fair value, and unrealized depreciation as of December 31, 2008:

                                       PRINCIPAL          AMORTIZED            FAIR           UNREALIZED
DESCRIPTION                           AMOUNT ($)          COST ($)           VALUE ($)      DEPRECIATION ($)
--------------------------------      ----------          ---------          ---------      ----------------
Money Market Fund
  Morgan Stanley, 3.88%, 1/15/09      2,253,000           2,252,962          2,252,349           (613)

In addition, the fair value of the Agreement was $0 as of December 31, 2008.

11. TREASURY DEPARTMENT TEMPORARY GUARANTEE PROGRAM

During a meeting held October 7, 2008 of the Board of Trustees, the Trustees unanimously approved the Touchstone Money Market Fund's participation in the Treasury Department Temporary Guarantee Program (Program), the initial term of which extended through December 18, 2008, and the Fund applied for continued participation in the Program through the Program's extension date of April 30, 2009 (Extension Period). In the event that a Fund's NAV should drop below $0.995 (the "Guarantee Event") and the Fund elects to liquidate, the Program provides coverage to shareholders of the Fund for amounts held in that Fund as of the close of business on September 19, 2008, subject to certain conditions and limitations. Participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

Any increase in the number of Fund shares held in an account after the close of business on September 19, 2008 are not guaranteed. If the number of Fund shares held in the account fluctuates during the period covered by the Program, shareholders are covered for the lesser of the number of Fund shares held as of the close of business on September 19, 2008, or the number of shares held in the Fund on the date of the Guarantee Event.

The cost of the Program is $1.00 multiplied by the sum of all covered shares in the Fund multiplied by 0.00015 (1.5 basis points) for the Extension Period. The cost to participate in the Program is borne by the Fund without regard to any expense limitation currently in effect, as these costs constitute "extraordinary expenses not incurred in the ordinary course of the Fund's business," although only shareholder balances as of September 19, 2008 are covered by the Program.

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                                                TOUCHSTONE VARIABLE SERIES TRUST
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Report of Independent Registered
--------------------------------------------------------------------------------
   Public Accounting Firm

To the Board of Trustees and Shareholders of Touchstone Variable Series Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Touchstone Variable Series Trust, comprised of the Baron Small Cap Growth Fund (formerly, the Baron Small Cap Fund), Core Bond Fund, Mid Cap Growth Fund, High Yield Fund, Large Cap Core Equity Fund, Money Market Fund, Third Avenue Value Fund, Aggressive ETF Fund, Conservative ETF Fund, Enhanced ETF Fund, and Moderate ETF Fund (the "Funds"), as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Touchstone Variable Series Trust at December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

Cincinnati, Ohio
February 26, 2009

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Other Items (Unaudited)
--------------------------------------------------------------------------------
                                                               December 31, 2008

DIVIDEND RECEIVED DEDUCTION

For corporate shareholders, the following ordinary distributions paid during the current fiscal year ended December 31, 2008 qualifiy for the corporate dividends received deduction:

Core Bond Fund                               2%
Large Cap Core Equity Fund                 100%
Mid Cap Growth Fund                        100%
Third Avenue Value Fund                    100%
Aggressive ETF?Fund                        100%
Conservative ETF Fund                      100%
Enhanced ETF Fund                          100%
Moderate ETF Fund                          100%

PROXY VOTING GUIDELINES

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 is available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 through December 31, 2008).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2008" to estimate the expenses you paid on your account during this period.

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                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                           Expenses
                                                     Net Expense Ratio    Beginning        Ending       Paid During the
                                                        Annualized      Account Value   Account Value  Six Months Ended
                                                       December 31,        July 1,      December 31,     December 31,
                                                           2008              2008           2008             2008*
TOUCHSTONE BARON SMALL CAP GROWTH FUND
     Actual                                               1.54%           $1,000.00       $  729.70       $    6.68
     Hypothetical                                         1.54%           $1,000.00       $1,017.41       $    7.79

TOUCHSTONE CORE BOND FUND
     Actual                                               1.00%           $1,000.00       $  978.70       $    4.97
     Hypothetical                                         1.00%           $1,000.00       $1,020.11       $    5.07

TOUCHSTONE HIGH YIELD FUND
     Actual                                               1.05%           $1,000.00       $  761.00       $    4.65
     Hypothetical                                         1.05%           $1,000.00       $1,019.85       $    5.34

TOUCHSTONE LARGE CAP CORE EQUITY FUND
     Actual                                               1.00%           $1,000.00       $  731.40       $    4.36
     Hypothetical                                         1.00%           $1,000.00       $1,020.10       $    5.09

TOUCHSTONE MID CAP GROWTH FUND
     Actual                                               1.17%           $1,000.00       $  612.60       $    4.72
     Hypothetical                                         1.17%           $1,000.00       $1,019.28       $    5.92

TOUCHSTONE MONEY MARKET FUND
     Class I    Actual                                    0.66%           $1,000.00       $1,014.00       $    3.33
     Class I    Hypothetical                              0.66%           $1,000.00       $1,021.83       $    3.35

     Class SC   Actual                                    0.72%           $1,000.00       $1,013.70       $    3.65
     Class SC   Hypothetical                              0.72%           $1,000.00       $1,021.52       $    3.66

TOUCHSTONE THIRD AVENUE VALUE FUND
     Actual                                               1.06%           $1,000.00       $  636.90       $    4.37
     Hypothetical                                         1.06%           $1,000.00       $1,019.80       $    5.39

TOUCHSTONE AGGRESSIVE ETF FUND
     Class I    Actual                                    0.75%           $1,000.00       $  780.00       $    3.36
     Class I    Hypothetical                              0.75%           $1,000.00       $1,021.36       $    3.82

     Class SC   Actual                                    0.75%           $1,000.00       $  780.10       $    3.36
     Class SC   Hypothetical                              0.75%           $1,000.00       $1,021.36       $    3.82

TOUCHSTONE CONSERVATIVE ETF FUND
     Class I    Actual                                    0.75%           $1,000.00       $  935.70       $    3.65
     Class I    Hypothetical                              0.75%           $1,000.00       $1,021.37       $    3.81

     Class SC   Actual                                    0.75%           $1,000.00       $  935.50       $    3.65
     Class SC   Hypothetical                              0.75%           $1,000.00       $1,021.37       $    3.81

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--------------------------------------------------------------------------------
Other Items continued

TOUCHSTONE ENHANCED ETF FUND
     Class I    Actual                                    0.75%           $1,000.00       $  742.10       $    3.30
     Class I    Hypothetical                              0.75%           $1,000.00       $1,021.35       $    3.82

     Class SC   Actual                                    0.75%           $1,000.00       $  743.10       $    3.30
     Class SC   Hypothetical                              0.75%           $1,000.00       $1,021.35       $    3.82

TOUCHSTONE MODERATE ETF FUND
     Class I    Actual                                    0.75%           $1,000.00       $  852.70       $    3.49
     Class I    Hypothetical                              0.75%           $1,000.00       $1,021.37       $    3.81

     Class SC   Actual                                    0.75%           $1,000.00       $  852.20       $    3.49
     Class SC   Hypothetical                              0.75%           $1,000.00       $1,021.37       $    3.81

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

ADVISORY AGREEMENT APPROVAL DISCLOSURE

At a meeting held on November 13, 2008, the Board of Trustees (the "Board" or "Trustees") of the Touchstone Variable Series Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust and of the Sub-Advisory Agreement(s) with respect to each Fund between the Advisor and the respective Sub-Advisor(s).

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and of the respective Sub-Advisory Agreement(s) was in the best interests of each of the Funds and its respective shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor and its affiliates revenues and costs of providing services to the Funds; and
(4) information about the Advisor's and Sub-Advisors' personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement(s) with respect to each Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement(s) with respect to each of the Funds in private sessions with independent legal counsel at which no representatives of management were present.

In approving the Funds' Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with other advisors; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

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                                                TOUCHSTONE VARIABLE SERIES TRUST
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--------------------------------------------------------------------------------

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of each Sub-Advisor, including those that were affiliates of the Advisor, and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisors to certain of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor waives advisory fees and/or reimbursed expenses for certain Funds and also pays the Sub-Advisors' sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Funds' distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provided to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor and its affiliates' level of profitability, if any, from its relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund's respective peer group. The Board also considered, among other data, the Funds' respective performance results during the six-month period, twelve-month period and thirty-six month period ended September 30, 2008, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies.

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor had waived advisory fees and/or reimbursed expenses for certain Funds in order to reduce those Funds' respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement(s) with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

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--------------------------------

--------------------------------------------------------------------------------
Other Items continued

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Baron Small Cap Growth Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period, twelve-month period and thirty-six month period ended September 30, 2008 was in the 1st quartile of its peer group. The Board noted the Fund's improved performance. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone Core Bond Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period and thirty-six month period ended September 30, 2008 was in the 2nd quartile of its peer group and in the 3rd quartile for the twelve-month period ended September 30, 2008. Based upon their review, the Trustees concluded that the Fund's performance over time was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone High Yield Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period and thirty-six month period ended September 30, 2008 was in the 2nd quartile of its peer group and in the 1st quartile for the twelve-month period ended September 30, 2008. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor.

Touchstone Large Cap Core Equity Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-month period, twelve-month period and thirty-six month period ended September 30, 2008 was in the 1st quartile of its peer group. The Board also noted that the Fund had implemented changes to its investment strategy and investment process on March 28, 2008. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

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                                                --------------------------------

--------------------------------------------------------------------------------

Touchstone Mid Cap Growth Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period, twelve-month period and thirty-six month period ended September 30, 2008 was in the 4th, 2nd and 1st quartiles, respectively, of its peer group. The Board took into account management's discussion of the Fund's recent performance. Based upon their review, the Trustees concluded that the Fund's performance over time was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone Money Market Fund. The Fund's advisory fee and total expense ratio (net of applicable expense reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently reimbursing a portion of the Fund's expenses. The Fund's performance for the six-month period, twelve-month period and thirty-six month period ended September 30, 2008 was in the 1st quartile of its peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone Third Avenue Value Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-month period ended September 30, 2008 was in the 1st quartile of its peer group and in the 2nd quartile for the twelve-month period and thirty-six month period ended September 30, 2008. The Board also noted that the Fund had implemented a change to its investment strategy on May 21, 2008. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone Aggressive ETF Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving its entire advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period, twelve-month period and thirty-six month period ended September 30, 2008 was in the 1st quartile of its peer group. The Board noted the Fund's improved performance. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone Conservative ETF Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving its entire advisory fee and reimbursing a portion of the Fund's expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period, twelve-month period and thirty-six month period ended September 30, 2008 was in the 1st quartile of its peer group. The Board noted the Fund's improved performance. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

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--------------------------------------------------------------------------------
Other Items continued

Touchstone Enhanced ETF Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently reimbursing a portion of its advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period ended September 30, 2008 was in the 4th quartile of its peer group and in the 1st quartile for the twelve-month period and thirty-six month period ended September 30, 2008. The Board took into account management's discussion of the Fund's recent performance. Based upon their review, the Trustees concluded that the Fund's performance over time was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Touchstone Moderate ETF Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period and twelve-month period ended September 30, 2008 was in the 2nd quartile of its peer group and in the 3rd quartile for the thirty-six month period ended September 30, 2008. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund from the Advisor and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund's current size and potential growth on its performance and fees. The Board took into account management's discussion of the Funds' advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for most of the Funds contains breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund's assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory fee schedules. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of such Funds was not appropriate at this time given each Fund's current size. The Board also noted that if a Fund's assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee(s) paid by the Advisor to the Fund's Sub-Advisor(s).

Conclusion. In considering the renewal of the Funds' Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices; and (d) each Fund's advisory fee is reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

                                                                           91
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

In approving the Funds' Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and its Sub-Advisory Agreement, among them:
(1) the nature, extent and quality of services provided to the Fund, including the personnel providing services; (2) the Sub-Advisor's compensation; (3) a comparison of the sub-advisory fee and performance with other advisors; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisors to certain of the Funds with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board considered each Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor's brokerage practices. The Board also considered each Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes includes quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisors and that compliance issues, if any, are reported to the Board.

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arms-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor's management of the respective Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedules for most of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels if the respective Fund's assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the respective Sub-Advisor(s). The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arms-length. The Board compared the sub-advisory fee(s) for each Fund with various comparative data, if available, including the median and average sub-advisory fees of each Fund's peer group, and found that each Fund's sub-advisory expense was reasonable and appropriate under the facts and circumstances.

   92
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Other Items continued

Touchstone Baron Small Cap Growth Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Core Bond Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone High Yield Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Large Cap Core Equity Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Mid Cap Growth Fund. The Fund's sub-advisory fees were above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Money Market Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Third Avenue Value Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Aggressive ETF Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Conservative ETF Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Enhanced ETF Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

                                                                           93
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

Touchstone Moderate ETF Fund. The Fund's sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the quality of services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund's performance during the six-month period, twelve-month period and thirty-six month period ended September 30, 2008, as applicable, as compared to each Fund's peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of each Sub-Advisor. The Board was mindful of the Advisor's focus on each Sub-Advisor's performance and the Advisor's ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement(s) with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor was qualified to manage each Fund's assets in accordance with that Fund's investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund was satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices;
(d) each Fund's advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and
(e) the Sub-Advisor's investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement(s) with respect to each Fund was in the best interests of the respective Fund and its shareholders.

   94
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

MANAGEMENT OF THE TRUST (UNAUDITED)
--------------------------------------------------------------------------------

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.669.2796.

INTERESTED TRUSTEES:(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Number of Funds
Name                Position(s)  Term of Office(2)                                             Overseen in           Other
Address              Held with     And Length of            Principal Occupation(s)          the Touchstone      Directorships
Age                    Trust        Time Served               During Past 5 Years            Fund Complex(3)         Held(4)
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder    Trustee and  Until retirement  Senior Vice President of The Western and        41        Director of LaRosa's
Touchstone          President    at age 75 or      Southern Life Insurance Company.                          (a restaurant chain).
Advisors, Inc                    until she         President, CEO and a director of IFS
303 Broadway                     resigns or is     Financial Services, Inc. (a holding
Cincinnati, OH                   removed           company). She is a director of Capital
Year of Birth: 1955                                Analysts Incorporated (an investment
                                 Trustee since     advisor and broker-dealer), IFS Fund
                                 1999              Distributors, Inc. (a broker-dealer),
                                                   Touchstone Advisors, Inc. (the Trust's
                                                   investment advisor and administrator),
                                                   W&S Financial Group Distributors, Inc.
                                                   (an annuity distributor) and Touchstone
                                                   Securities, Inc. (the Trust's
                                                   distributor). She is also President and a
                                                   director of IFS Systems, Inc. She is
                                                   Senior Vice President and a director of
                                                   W&S Brokerage Services, Inc. (a
                                                   broker-dealer). She is President and
                                                   Chief Executive Officer of Integrity Life
                                                   Insurance Company and National Integrity
                                                   Life Insurance Company. She is President
                                                   of Touchstone Tax-Free Trust, Touchstone
                                                   Investment Trust, Touchstone Variable
                                                   Series Trust, Touchstone Strategic Trust,
                                                   Touchstone Funds Group Trust and
                                                   Touchstone Institutional Funds Trust. She
                                                   was President of Touchstone Advisors,
                                                   Inc., and Touchstone Securities, Inc.
                                                   until 2004.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox      Trustee      Until retirement  President and Chief Executive Officer of        41        Director of Duke Energy
105 East Fourth                  at age 75 or      Cox Financial Corp. (a financial services                 (a utility company).
Street                           until he          company).
Cincinnati, OH                   resigns or is
Year of Birth: 1947              removed
                                  Trustee since
                                 1994
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner    Trustee      Until retirement  Principal of HJL Enterprises (a privately       41        None
c/o Touchstone                   at age 75 or      held investment company).
Advisors, Inc.                   until he
303 Broadway                     resigns or is
Cincinnati, OH                   removed
Year of Birth: 1938              Trustee since
                                 1999
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Siekmann  Trustee      Until retirement  Executive for Duro Bag Manufacturing Co.        41        None
c/o Touchstone                   at age 75 or      (a bag manufacturer); President of Shor
Advisors, Inc.                   until he          Foundation for Epilepsy Research (a
303 Broadway                     resigns or is     charitable foundation); Trustee of
Cincinnati, OH                   removed           Riverfront Funds (mutual funds) from
Year of Birth: 1938              Trustee since     1999 - 2004.
                                 2005
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg Trustee      Until retirement  Retired Partner of KPMG LLP (a certified        41        Trustee of Tri-Health
c/o Touchstone                   at age 75 or      public accounting firm). He is Vice                       Physician Enterprise
Advisors, Inc.                   until he          President of St. Xavier High School.                      Corporation.
303 Broadway                     resigns or is
Cincinnati, OH                   removed
Year of Birth: 1934              Trustee since
                                 1994
------------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti     Trustee      Until retirement  CEO, Chairman and Director of Avaton,           41        Director of QMed (a
c/o Touchstone                   at age 75 or      Inc. (a wireless entertainment company).                  health care management
Advisors, Inc.                   until he          President of Cincinnati Biomedical (a                     company).
303 Broadway                     resigns or is     life science and economic development
Cincinnati, OH                   removed           company).
Year of Birth: 1948              Trustee since
                                 2002
------------------------------------------------------------------------------------------------------------------------------------

(1) Ms. McGruder, as a director of the Advisor and the Distributor, and an officer of affiliates of the Advisor and the Distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(2) Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

(3) The Touchstone Fund Complex consists of 11 series of the Trust, 11 series of Touchstone Funds Group Trust, 4 series of Touchstone Institutional Funds Trust, 4 series of Touchstone Investment Trust, 7 series of Touchstone Strategic Trust and 4 series of Touchstone Tax-Free Trust.

(4) Each Trustee is also a Trustee of Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Tax-Free Trust.

                                                                           95
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

PRINCIPAL OFFICERS(1):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Number of Funds
Name                Position(s)    Term of Office                                              Overseen in           Other
Address              Held with     And Length of            Principal Occupation(s)          the Touchstone      Directorships
Age                    Trust        Time Served               During Past 5 Years            Fund Complex(2)          Held
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder    President    Until             See biography above.                            41        See biography above.
Touchstone                       resignation,
Advisors, Inc.                   removal or
303 Broadway                     disqualification
Cincinnati, OH                   President since
Year of Birth:                   2004; President
1955                             from 2000-2002
------------------------------------------------------------------------------------------------------------------------------------
Gene L. Needles     Vice         Until             President of Touchstone Advisors, Inc.,         41        None
Touchstone          President    resignation,      Touchstone Securities, Inc. and
Advisors, Inc.                   removal or        Touchstone Investments. President of AIM
303 Broadway                     disqualification  Distributors from 2004 - 2008. CEO of AIM
Cincinnati, OH                   Vice President    Distributors from 2005 - 2008
Year of Birth:                   since 2008
1954
------------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch     Vice         Until             Senior Vice President-Compliance of IFS         41        None
Touchstone          President    resignation,      Financial Services, Inc., Director of
Advisors, Inc.      and Chief    removal or        Compliance of W&S Brokerage Services,
303 Broadway        Compliance   disqualification  Inc.
Cincinnati, OH      Officer      Vice President
Year of Birth:                   since 2003
1956
------------------------------------------------------------------------------------------------------------------------------------
William A. Dent     Vice         Until             Senior Vice President of Touchstone             41        None
Touchstone          President    resignation,      Advisors, Inc.; Marketing Director of
Advisors, Inc.                   removal or        Promontory Interfinancial Network from
303 Broadway                     disqualification  2002-2003.
Cincinnati, OH                   Vice President
Year of Birth:                   since 2004
1963
------------------------------------------------------------------------------------------------------------------------------------
Gregory A. Harris   Vice         Until             Vice President-Fund Administration of           41        None
Touchstone          President    resignation,      Touchstone Investments; Managing
Advisors, Inc.                   removal or        Director, Fund Project Services, Inc.
303 Broadway                     disqualification  1998 - 2007.
Cincinnati, OH                   Vice President
Year of Birth:                   since 2007
1968
------------------------------------------------------------------------------------------------------------------------------------
Terrie A.           Controller   Until             Senior Vice President, Chief Financial          41        None
Wiedenheft          and          resignation,      Officer and Treasurer of IFS Fund
Touchstone          Treasurer    removal or        Distributors, Inc.; Senior Vice President
Advisors, Inc.                   disqualification  and Chief Financial Officer of W & S
303 Broadway                     Controller        Brokerage Services, Inc.; Chief Financial
Cincinnati, OH                   since 2000        Officer of IFS Financial Services, Inc.,
Year of Birth:                   Treasurer         Touchstone Advisors, Inc. and Touchstone
1962                             since 2003        Securities, Inc.; Senior Vice President
                                                   and Chief Financial Officer of Fort
                                                   Washington Investment Advisors, Inc.
                                                   Vice-President and Treasurer of IIS
                                                   Broadway Corp. She served as Senior Vice
                                                   President, Chief Financial Officer and
                                                   Treasurer of Integrated Investment
                                                   Services, Inc. up to April 2007.
------------------------------------------------------------------------------------------------------------------------------------
Jay S. Fitton       Secretary    Until             Assistant Vice President and Senior             41        None
JPMorgan                         resignation,      Counsel at JPMorgan Chase Bank, N.A.
303 Broadway                     removal or
Cincinnati, OH                   disqualification
Year of Birth:                   Secretary since
1970                             2006 Assistant
                                 Secretary from
                                 2002-2006
------------------------------------------------------------------------------------------------------------------------------------

(1) Each officer also holds the same office with Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Tax-Free Trust.

(2) The Touchstone Fund Complex consists of 11 series of the Trust, 11 series of Touchstone Funds Group Trust, 4 series of Touchstone Institutional Funds Trust, 4 series of Touchstone Investment Trust, 7 series of Touchstone Strategic Trust and 4 series of Touchstone Tax-Free Trust.

                                [LOGO] TOUCHSTONE
                                      INVESTMENTS


                                                           TSF-1006-TVST-AR-0812

ITEM 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Don Siekmann is the registrant's audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. Audit fees totaled approximately $153,100 ($8,000 related to filings of Form N-14) for the December 31, 2008 fiscal year and $190,800 for the December 31, 2007 fiscal year, including fees associated with the annual audit and filings of the registrant's Form N-1A and Form N-SAR.

(b) Audit-Related Fees. Audit-related fees totaled $0 for the December 31, 2008 fiscal year and $116,000 for the December 31, 2007 fiscal year. The 2007 fees are related to SAS 70 internal control reviews of the Trust's fund accountant and transfer agent.

(c ) Tax Fees. Tax fees totaled $64,200 ($14,000 related to the dividend deficiency in the Eagle Capital Appreciation Fund) for the December 31, 2008 fiscal year and $44,250 for the December 31, 2007 fiscal year and consisted of fees for tax compliance services and tax consultation services.

(d) All Other Fees. There were no other fees for the December 31, 2008 or December 31, 2007 fiscal years.

(e) (1) Audit Committee Pre-Approval Policies. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser (excluding its sub-advisors) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $93,200 for the December 31, 2008 fiscal year and $189,250 for the December 31, 2007 fiscal year.

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes have been made to the procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) The Code of Ethics for Senior Financial Officers was filed with registrant's N-CSR for the December 31, 2004 fiscal year and is hereby incorporated by reference.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)    Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust
             -------------------------------------------------------------------

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date: March 2, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date: March 2, 2009

/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date: March 2, 2009